File No. 2-17531
                                                    File No. 811-1018
                     As filed on April 25, 2002

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549
                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

            Pre-Effective Amendment No. --                                 [ ]
            Post-Effective Amendment No. 70                                [X]

                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

            Amendment No. 41                                               [X]

                    DREYFUS FOUNDERS FUNDS, INC.
------------------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

                      Founders Financial Center
                       2930 East Third Avenue
                       Denver, Colorado 80206
------------------------------------------------------------------------------
         (Address of Principal Executive Offices)(Zip Code)

 Registrant's Telephone Number, including Area Code: (303) 394-4404

                   Kenneth R. Christoffersen, Esq.
                      Founders Financial Center
                       2930 East Third Avenue
                       Denver, Colorado 80206
------------------------------------------------------------------------------
               (Name and Address of Agent for Service)

    Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2001 was filed on March 14, 2002.

                                  Page 1 of 458
                      Exhibit index is located at page 458

                          DREYFUS FOUNDERS FUNDS, INC.

                               P R O S P E C T U S
                                 CLASS F SHARES

                                   May 1, 2002






                              Dreyfus Founders Balanced Fund
                              Dreyfus Founders Discovery Fund*
                              Dreyfus Founders Government Securities Fund
                              Dreyfus Founders Growth Fund
                              Dreyfus Founders Growth and Income Fund
                              Dreyfus Founders International Equity Fund
                              Dreyfus Founders Mid-Cap Growth Fund
                              Dreyfus Founders Money Market Fund
                              Dreyfus Founders Passport Fund
                              Dreyfus Founders Worldwide Growth Fund




The Class F shares offered by this Prospectus are open only to grandfathered investors.

*Discovery Fund has discontinued public sales of its shares to new investors, but shareholders who have open Discovery Fund accounts may make additional investments and reinvest dividends and capital gains distributions in their accounts. Participants in certain retirement plans which have established
Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. Once a Discovery Fund account has been closed, additional investments in Discovery Fund may not be possible.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


OUR INVESTMENT APPROACH......................................................4

ABOUT THE FUNDS..............................................................5

FUND SUMMARIES...............................................................6

  DREYFUS FOUNDERS BALANCED FUND.............................................7
  DREYFUS FOUNDERS DISCOVERY FUND...........................................10
  DREYFUS FOUNDERS GOVERNMENT SECURITIES FUND...............................13
  DREYFUS FOUNDERS GROWTH FUND..............................................17
  DREYFUS FOUNDERS GROWTH AND INCOME FUND...................................20
  DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND................................23
  DREYFUS FOUNDERS MID-CAP GROWTH FUND......................................27
  DREYFUS FOUNDERS MONEY MARKET FUND........................................30
  DREYFUS FOUNDERS PASSPORT FUND............................................33
  DREYFUS FOUNDERS WORLDWIDE GROWTH FUND....................................37

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS.....................41

THE FUNDS' MANAGER..........................................................45

ABOUT YOUR INVESTMENT.......................................................46

  YOUR SHARE PRICE..........................................................46
  INVESTING IN THE FUNDS....................................................47
  DOING BUSINESS WITH DREYFUS FOUNDERS FUNDS................................50
  REDEEMING SHARES..........................................................52
  TRANSACTION POLICIES......................................................54
  FOR MORE INFORMATION ABOUT YOUR ACCOUNT...................................56

ESTABLISHING ADDITIONAL SERVICES

DIVIDENDS AND DISTRIBUTIONS.................................................58

TAXES.......................................................................59

SHAREHOLDER AND TRANSFER AGENCY SERVICES....................................59

BROKERAGE ALLOCATION........................................................60

FINANCIAL HIGHLIGHTS........................................................60

OUR INVESTMENT APPROACH

Colorado-based Founders Asset Management LLC ("Founders") manages the Dreyfus Founders Funds using a "growth style" of investing. We use a consistent, bottom-up approach to build equity portfolios, searching one-by-one for companies across all industries whose fundamental strengths may lead to superior earnings growth over time. When a company's fundamentals are strong, we believe earnings growth may follow. Using this disciplined, hands-on approach, we look for both domestic and foreign companies having some or all of the following characteristics:

     o    Demonstrated,  sustainable  growth  that is faster  than their peers
     o    strong management team
     o superior products or services with leading market positions and growing brand identities
     o    financial, marketing, and operating strength

We go  beyond  Wall  Street  analysis  and  perform  intensive  qualitative  and quantitative in-house research to determine whether companies meet our investment criteria. We often meet company management teams and other key staff face-to-face, talk to suppliers, customers and competitors, and tour corporate facilities and manufacturing plants in an effort to get a complete picture of a company before we invest.

Founders is the growth specialist affiliate of The Dreyfus Corporation ("Dreyfus"), a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based financial services company with approximately $592 billion in assets under management as of December 31, 2001.

[On side panel: Key Concepts: WHAT THE FUNDS ARE - AND AREN'T. These Funds are mutual funds: pooled investments that are professionally managed and give you the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. You could lose money in these Funds, but you also have the potential to make money.

An investment in the Funds is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.]

ABOUT THE FUNDS

     AGGRESSIVE GROWTH FUNDS
     o    Dreyfus Founders Discovery Fund
     o    Dreyfus Founders Mid-Cap Growth Fund
     o    Dreyfus Founders Passport Fund

The aggressive growth funds generally invest in faster-growing and more volatile stocks. Founders' aggressive growth funds may be suitable for your investment plan if you have a long time horizon and are comfortable with short-term volatility.

     GROWTH FUNDS
     o    Dreyfus Founders Growth Fund
     o    Dreyfus Founders International Equity Fund
     o    Dreyfus Founders Worldwide Growth Fund

Investors may use growth funds to form the core of their long-term investment plan because they may be less volatile over time than aggressive growth funds, while still maintaining the potential for growth. Growth funds may be suitable for your investment plan if you have a long time horizon.

     GROWTH AND INCOME FUNDS
     o    Dreyfus Founders Balanced Fund
     o    Dreyfus Founders Growth and Income Fund

These Funds invest in companies that tend to be larger and more established and that may pay dividends. The Balanced Fund invests at least 25% of its total assets in investment grade fixed-income securities. While these Funds still carry risks, they generally present less risk than aggressive growth or pure growth funds.

     INCOME FUNDS
     o    Dreyfus Founders Government Securities Fund
     o    Dreyfus Founders Money Market Fund

These Funds are our lowest-risk funds. They may be suitable for you if you have a short-term investment horizon, desire more safety and liquidity than may be available with equity funds, seek a modest level of income, or consider yourself a "saver" rather than an investor.

This information is based on our assessment of the potential volatility of the Dreyfus Founders Funds relative to one another and should not be used to compare the Funds to other types of mutual funds or other types of investments.

CLASS F SHARES

Each Fund, other than Government Securities and Money Market Funds, offers multiple classes of shares. This Prospectus describes Class F shares. As described in more detail on page 43, Class F shares are generally offered only to existing shareholders of the Dreyfus Founders Funds who have continuously maintained a Fund account since December 30, 1999. The other classes of shares have sales charges and different fee structures, and are offered by a separate prospectus which is available from financial services representatives. All share classes of a Fund invest in the same underlying portfolio of securities and have the same management team. However, because of different fees and expenses, the performance of share classes varies.

FUND SUMMARIES

The descriptions on pages 6-36 provide an overview of each Fund's investment objective and principal investment strategies, describe the main risks of investing, show historical investment performance, and list the fees and expenses of investing in each Fund. More detailed information about the Funds' investment strategies and associated risks begins on page 37. Please keep in mind that no Fund can guarantee that it will meet its investment objective and that, as with any investment, you can lose money by investing in the Funds.

A Fund's Morningstar category is subject to change.

Comparative indexes are shown throughout this Prospectus to provide a basis for viewing a Fund's historical performance against an unmanaged securities market index. The indexes used in this Prospectus account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and, except as noted, do not reflect the costs of managing a mutual fund. You may not invest directly in these indexes.]


[In margin:  Key  Concepts:  12b-1 Plans.  All of the Funds (except Money Market
Fund) have adopted a Rule 12b-1 Plan which allows the Funds to pay fees of up to 0.25% of their respective Class F assets for the sale and distribution of Class F shares and services provided to Class F shareholders. The 12b-1 fee is paid out of a Fund class's assets on an ongoing basis. Over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.]

DREYFUS FOUNDERS BALANCED FUND [in margin: Class F Ticker Symbol: FRINX; Morningstar Category: Domestic Hybrid]

INVESTMENT APPROACH
Balanced Fund seeks current income and capital appreciation. To pursue this goal, the Fund normally invests in a balanced portfolio of common stocks, U.S. and foreign government securities, and a variety of corporate fixed-income obligations.

o For the equity portion of its portfolio, the Fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the Fund also may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. Normally, the Fund will invest a significant percentage (up to 75%) of its total assets in equity securities.

o The Fund will maintain a minimum of 25% of its total assets in fixed-income, investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. There is no maximum limit on the amount of straight debt securities in which the Fund may invest, and the Fund may invest up to 100% of its assets in such securities for temporary defensive purposes.

o The Fund also may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not our assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

o INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the Fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase ther values.

o CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

o ASSET ALLOCATION RISK. The Fund's asset allocation between equities and fixed income securities will vary depending on the portfolio manager's evaluation of general market and economic conditions. If this assessment is incorrect, the Fund's returns may vary considerably from other balanced funds with different equity/fixed income asset allocations.

[On side panel: Key Concepts: DEBT SECURITY represents money borrowed that must be repaid to the lender at a future date. Bonds, notes, bills, and money market instruments are examples of debt securities.]


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

 1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
6.02%   21.85%  -1.94%  29.41%  18.76%  16.90%  13.96%  -2.22%  -10.44%   -9.94%

Best quarter: Q4 2001 +13.76%                  Worst quarter: Q3 2001 -17.51%

                          Average Annual Total Returns
                                as of 12/31/01

Balanced Fund - Class F*        1 Year        5 Years        10 Years
                             -------------  -------------  -------------
Return Before Taxes             -9.94%         1.00%          7.42%
Return After Taxes on          -10.38%         -1.11%         4.73%
Distributions
Return After Taxes on           -6.06%         0.05%          4.91%
Distributions and Sale of
Fund Shares
S&P 500 Index                  -11.90%         10.68%         12.92%
Lipper Balanced Fund Index      -3.24%         8.37%          9.54%
Russell 1000 Growth Index      -20.42%         8.27%          10.79%
*  Inception date 2/19/63


The Standard & Poor's (S&P) 500 Index is a market-value weighted, unmanaged index of common stocks considered representative of the broad market. The Lipper Balanced Fund Index is an average of the performance of the 30 largest balanced funds tracked by Lipper Inc. and reflects the expenses of managing the mutual funds included in the index. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. In future prospectuses, the Fund's performance will no longer be compared to the Russell 1000 Growth Index, as the Fund's composition corresponds more closely to the other indexes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               0.63%
Rule 12b-1 fee                0.25%
Other expenses1               0.35%
TOTAL ANNUAL FUND
OPERATING EXPENSES2           1.23%

1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

2 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."


         Expense Example
      ----------------------
         1 Year       $125
         3 Years      $390
         5 Years      $676
        10 Years    $1,489

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGER

JOHN B. JARES, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, joined Founders in November 2001 and has been portfolio manager of Balanced Fund since that time. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

DREYFUS FOUNDERS DISCOVERY FUND [in margin: Class F Ticker Symbol: FDISX; Morningstar Category: Small Growth]

DISCOVERY FUND IS CLOSED TO NEW INVESTORS (SEE PAGE 47 FOR MORE INFORMATION)

INVESTMENT APPROACH
Discovery Fund seeks capital appreciation. To pursue this goal, the Fund invests primarily in small and relatively unknown companies with high growth potential. Discovery Fund will normally invest at least 65% of its total assets in common stocks of small-cap companies. The Fund also may invest in larger companies if they represent better prospects for capital appreciation. Although the Fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The Fund may invest in initial public offerings ("IPOs"). Part of the Fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.


[On side panel: Key Concepts:
MARKET CAPITALIZATION is the value of a corporation calculated by multiplying the number of its outstanding shares of common stock by the current market price of a share.

SMALL-CAP COMPANIES are generally those companies with market capitalizations of less than $2.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.]


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

 1992     1993    1994    1995    1996    1997    1998    1999    2000     2001
 ----     ----    ----    ----    ----    ----    ----    ----    ----     ----
15.17%   10.81%  -7.75%  31.30%  21.20%  12.00%  14.19%  94.59%  -8.26%  -17.81%

Best quarter: Q4 1999 +41.85%                  Worst quarter: Q3 2001 -28.04%

                          Average Annual Total Returns
                                as of 12/31/01

Discovery Fund- Class F*         1 Year         5 Years         10 Years
                             ---------------  -------------   -------------
Return Before Taxes             -17.81%          13.41%          13.39%
Return After Taxes on           -17.87%          10.61%          10.93%
Distributions
Return After Taxes on           -10.79%          10.17%          10.38%
Distributions and Sale of
Fund Shares
Russell 2000 Index               2.49%           7.52%           11.51%
Russell 2000 Growth Index        -9.23%          2.87%           7.19%
*  Inception date 12/31/89

The Russell 2000 Index is a widely recognized unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               0.79%
Rule 12b-1 fee                0.25%
Other expenses1               0.21%
TOTAL ANNUAL FUND
OPERATING EXPENSES2           1.25%

1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

2 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."


         Expense Example
      ----------------------
         1 Year       $127
         3 Years      $397
         5 Years      $686
        10 Years    $1,511

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGER

ROBERT T. AMMANN, Vice President of Investments. Mr. Ammann is a Chartered Financial Analyst who has been portfolio manager of Discovery Fund since 1997. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996.

DREYFUS  FOUNDERS  GOVERNMENT  SECURITIES  FUND  [in  margin:  Class F  Ticker
Symbol: FGVSX; Morningstar Category: Intermediate Government]

INVESTMENT APPROACH
Government Securities Fund seeks current income. To pursue this goal, the Fund normally invests at least 80% of its net assets in obligations of the U.S. government. These include Treasury bills, notes, and bonds and Government
National Mortgage Association (GNMA) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations of other agencies and instrumentalities of the U.S. government. Additionally, the Fund may invest in securities issued by foreign governments and/or their agencies. However, the Fund will not invest more than 20% of its net assets in the securities of any one foreign country.

The weighted average maturity of the Fund will vary depending on our evaluation of market conditions, patterns and trends. There are no limitations on the Fund's overall maturity, nor on the maturity of any individual issues in the Fund.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

o CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

o PREPAYMENT RISK. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

[On side panel: Key Concepts: BOND is an IOU (debt security) issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date.
MATURITY is the length of time until a bond or other debt instrument "matures" or becomes due and payable.]

PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of an appropriate broad-based index. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 5.30%    9.30%  -7.50%  11.10%   2.34%   7.90%   9.76%  -3.77%  10.57%   6.37%

Best quarter: Q3 1998 +6.04%                   Worst quarter: Q1 1994 -4.40%

                          Average Annual Total Returns
                                as of 12/31/01

Government  Securities Fund - Class
F*                                    1 Year        5 Years       10 Years
                                    ------------  ------------   ------------
Return Before Taxes                    6.37%         6.03%          4.96%
Return After Taxes on Distributions    4.44%         4.06%          2.71%
Return After Taxes on
Distributions and Sale of Fund         3.86%         3.85%          2.85%
Shares
Lehman Brothers U.S. Treasury          6.77%         7.29%          7.08%
Composite Index
*     Inception date 3/1/88

The Lehman Brothers U.S. Treasury Composite Index is composed of all public obligations of the U.S. Treasury, excluding certain securities, that have at least one year to maturity and an outstanding par value of at least $100 million.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

Fee Table
----------------------------------------------
ANNUAL FUND OPERATING          % OF AVERAGE
EXPENSES (EXPENSES PAID          DAILY NET
FROM FUND ASSETS)                 ASSETS
----------------------------  ----------------
Management fees1                   0.35%
Rule 12b-1 fee2                    0.25%
Other expenses3                    0.60%

TOTAL ANNUAL FUND
OPERATING EXPENSES (WITH
MANAGEMENT FEE WAIVER BUT
WITHOUT OTHER
REIMBURSEMENTS AND
WAIVERS)1,4                        1.20%
TOTAL ANNUAL FUND
OPERATING EXPENSES (WITH
ALL REIMBURSEMENTS AND
WAIVERS)1,2,4                      1.00%


1 Founders has agreed to reduce the Government Securities Fund's management fee from 0.65% to 0.35% of the Fund's average net assets pursuant to a contractual commitment. This waiver will extend through at least May 31, 2003, and will not be terminated without prior notice to the Funds' Board of Directors.
2 Founders has waived certain 12b-1 fees for the Class F shares of Government Securities Fund pursuant to a contractual commitment. After the waiver, Class F 12b-1 fees for the Fund were 0.05%. This waiver will extend through at least May 31, 2003, and will not be terminated without prior notice to the Funds' Board of Directors.
3 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

4 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."


         Expense Example
      ----------------------
         1 Year     $122
         3 Years      $445
         5 Years      $790
        10 Years    $1,765

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only. The 1-year example and the first year of the 3-, 5-, and 10-year examples are based on

Total Annual Fund Operating Expenses with Founders' management fee waiver (but without other reimbursements and waivers). The 3-, 5-, and 10-year examples are based on Total Annual Fund Operating Expenses without any reimbursements or waivers for each year after year one.


PORTFOLIO MANAGER

MARGARET R. DANUSER, Portfolio Manager. Ms. Danuser has been the portfolio manager of Government Securities Fund since 1996 and has served as Founders' fixed-income specialist since 1995.

DREYFUS FOUNDERS GROWTH FUND [in margin: Class F Ticker Symbol: FRGRX; Morningstar Category: Large Growth]

INVESTMENT APPROACH
Growth Fund seeks  long-term  growth of capital.  To pursue this goal,  the Fund normally invests at least 65% of its total assets in common stocks of well-established, high-quality growth companies. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The Fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not our assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund's growth style of investing, and the Fund's returns may vary considerably from other equity funds using different investment styles.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

[On side panel: Founders uses a BOTTOM-UP APPROACH, meaning we choose Fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.]


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

 1992   1993    1994     1995    1996    1997    1998     1999    2000     2001
 ----   ----    ----     ----    ----    ----    ----     ----    ----     ----
4.32%  25.53%  -3.35%   45.59%  16.57%  26.60%  25.04%   39.06%  -27.23% -24.95%

Best quarter: Q4 1999 +31.77%                  Worst quarter: Q4 2000 -25.03%

                          Average Annual Total Returns
                                as of 12/31/01

Growth Fund - Class F*       1 Year          5 Years       10 Years
                          --------------  --------------  ------------
Return Before Taxes          -24.95%          3.75%          9.95%
Return After Taxes on        -24.95%          0.61%          6.88%
Distributions
Return After Taxes on        -15.19%          2.79%          7.53%
Distributions and Sale
of Fund Shares
Russell 1000 Growth Index    -20.42%          8.27%         10.79%
S&P 500 Index                -11.90%         10.68%         12.92%
*  Inception date 1/5/62

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Standard & Poor's (S&P) 500 Index is a market-value weighted, unmanaged index of common stocks considered representative of the broad market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).


FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               0.69%
Rule 12b-1 fee                0.25%
Other expenses1               0.37%

TOTAL ANNUAL FUND
OPERATING EXPENSES2           1.31%


1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

2 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

         Expense Example
      ----------------------
         1 Year       $133
         3 Years      $415
         5 Years      $718
        10 Years    $1,579

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGER

JOHN B. JARES, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, joined Founders in November 2001 and has been portfolio manager of Growth Fund since that time. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

DREYFUS  FOUNDERS  GROWTH AND INCOME FUND [in margin:  Class F Ticker  Symbol:
FRMUX;  Morningstar Category: Large Blend]

INVESTMENT APPROACH
Growth and Income Fund seeks long-term growth of capital and income. To pursue this goal, the Fund primarily invests in common stocks of large, well-established and mature companies of great financial strength. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products, and services. The Fund normally invests at least 65% of its total assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the NASDAQ Composite Index and that generally pay regular dividends.

The Fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The Fund may also invest up to 30% of its total assets in foreign securities.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not our assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund's growth style of investing, and the Fund's returns may vary considerably from other equity funds using different investment styles.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

[On side panel: Key Concepts: LARGE COMPANIES are generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. DIVIDEND is a payment of stock or cash from a company's profits to its stockholders.]


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                           as of 12/31 -Class F Shares

 1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
-0.26%  14.49%   0.53%  29.06%  24.37%  19.40%  17.78%  15.03%  -19.57%  -17.55%

Best quarter: Q4 1999 +17.77%                  Worst quarter: Q4 2000 -16.15%

                          Average Annual Total Returns
                                as of 12/31/01

Growth and Income  Fund - Class    1 Year        5 Years       10 Years
F*
                                -------------  ------------   ------------
Return Before Taxes               -17.55%         1.42%          7.06%
Return After Taxes on             -17.55%        -1.61%          3.14%
Distributions
Return After Taxes on             -10.68%         0.35%          4.19%
Distributions and Sale of Fund
Shares
S&P 500 Index                     -11.90%        10.68%         12.92%
Russell 1000 Growth Index         -20.42%         8.27%         10.79%
*  Inception date 7/5/38


The Standard & Poor's (S&P) 500 Index is a market-value weighted, unmanaged index of common stocks considered representative of the broad market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. In future prospectuses, the Fund's performance will no longer be compared to the Russell 1000 Growth Index, as the Fund's composition corresponds more closely to the other index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               0.64%
Rule 12b-1 fee                0.25%

Other expenses1,2             0.27%
TOTAL ANNUAL FUND
OPERATING EXPENSES2,3         1.16%


1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

2    Restated to reflect current state registration fees.
3 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

         Expense Example
      ----------------------
         1 Year       $118
         3 Years      $368
         5 Years      $638
        10 Years    $1,409


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGER

JOHN B. JARES, Vice President of Investments. Mr. Jares, Chartered Financial Analyst, joined Founders in November 2001 and has been portfolio manager of Growth and Income Fund since that time. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND [in margin: Class F Ticker Symbol FOIEX; Morningstar Category: Foreign Stock]

INVESTMENT APPROACH
International Equity Fund, an international fund, seeks long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The Fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The Fund may invest in initial public offerings ("IPOs"). Part of the Fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

[On side panel: Key Concepts: INTERNATIONAL FUND is a type of mutual fund that generally invests in securities traded anywhere in the world, except the United States.
FOREIGN SECURITIES are securities of issuers, wherever organized, that have their principal business activities outside of the United States. We consider where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.]

PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                           Year-by-year total returns
                          as of 12/31 - Class F Shares

 1992    1993    1994    1995   1996    1997    1998    1999     2000     2001
 ----    ----    ----    ----   ----    ----    ----    ----     ----     ----
                               18.60%  16.10%  17.01%  58.71%   -17.65%  -30.35%

Best quarter: Q4 1999 +39.78%                  Worst quarter: Q3 2001 -19.65%

                          Average Annual Total Returns
                                as of 12/31/01

International Equity Fund -          1 Year          5 Years         Since
Class F                                                              Inception*
                                  --------------  -------------  ---------------
Return Before Taxes                  -30.35%          4.34%          6.59%
Return After Taxes on                -30.35%          2.07%          4.66%
Distributions
Return After Taxes on                -18.48%          3.06%          5.02%
Distributions and Sale of Fund
Shares
Morgan Stanley Capital               -21.40%          1.13%          13.07%
International World ex U.S. Index
Morgan Stanley Capital               -19.73%           n/a            n/a
International All-Country World
ex U.S. Free Index
*  Inception date 12/29/95


The Morgan Stanley Capital International (MSCI) World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand and the Far East. Since-Inception performance data for the MSCI World ex U.S. Index is from December 31, 1995 through December 31, 2001. The MSCI All-Country World ex U.S. Free Index measures the performance of equity securities in both emerging and developed markets outside the United States. Only securities available to foreign (non-local) investors are included. Historical returns beyond the one-year period are not currently available for the MSCI All-Country World ex U.S. Free Index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
-------------------------------------------
ANNUAL FUND OPERATING             % OF
                                AVERAGE
EXPENSES (EXPENSES PAID        DAILY NET
FROM FUND ASSETS)                ASSETS
----------------------------  -------------
Management fees1                 0.75%
Rule 12b-1 fee                   0.25%

Other expenses2                  0.79%
TOTAL ANNUAL FUND
OPERATING EXPENSES (WITH
MANAGEMENT FEE WAIVER BUT
WITHOUT OTHER
REIMBURSEMENTS AND
WAIVERS)1,3,4                    1.79%
TOTAL ANNUAL FUND
OPERATING EXPENSES (WITH
ALL REIMBURSEMENTS AND
WAIVERS) 1,3,4                   1.40%

1 Founders has agreed to permanently reduce International Equity Fund's management fee from 1.00% to 0.75% of the Fund's average net assets pursuant to a contractual commitment.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.
3 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."
4 Founders has agreed to permanently limit the total expenses of the Fund pursuant to a contractual commitment so that Class F Total Annual Fund Operating Expenses with reimbursements, waivers, and any credits earned at the custodian will not exceed 1.40%.

         Expense Example
      ----------------------
         1 Year       $143
         3 Years      $443
         5 Years      $766
        10 Years    $1,680

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only. These examples are based on Total Annual Fund Operating Expenses (with all reimbursements and waivers), which reflect Founders' permanent management fee waiver and expense limitation.

PORTFOLIO MANAGER


A. EDWARD ALLINSON, Portfolio Manager. Mr. Allinson is a Chartered Financial Analyst who has been portfolio manager of International Equity Fund since April 2002. Mr. Allinson has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999.

DREYFUS  FOUNDERS  MID-CAP  GROWTH  FUND [in  margin:  Class F Ticker  Symbol:
FRSPX; Morningstar Category: Mid-Cap Growth]

INVESTMENT APPROACH
Mid-Cap Growth Fund seeks capital appreciation by emphasizing investments in equity securities of mid-cap companies with favorable growth prospects. To pursue this goal, the Fund will normally invest at least 80% of its net assets in equity securities of companies within the market capitalization range of companies comprising the Russell Midcap Growth Index. The Fund also may invest in larger or smaller companies if they represent better prospects for capital appreciation. The Fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o SMALL AND MID-CAP COMPANY RISK. While small and mid-cap companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve greater risks of loss and price fluctuations. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small or mid-cap company, if it realizes any gain at all.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The Fund may invest in initial public offerings ("IPOs"). Part of the Fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

 1992   1993    1994    1995    1996    1997     1998    1999     2000     2001
 ----   ----    ----    ----    ----    ----     ----    ----     ----     ----
8.30%  16.02%  -4.90%  25.69%  15.33%  16.40%   -1.73%  42.27%  -23.69%  -20.41%

Best quarter: Q4 1999 +33.99%                  Worst quarter: Q3 1998 -29.87%

                          Average Annual Total Returns
                                as of 12/31/01

Mid-Cap Growth Fund - Class F*    1 Year         5 Years       10 Years
                                ------------   ------------   ------------
Return Before Taxes               -20.41%        -0.23%          5.53%
Return After Taxes on             -20.41%        -4.60%          1.29%
Distributions
Return After Taxes on             -12.43%        -1.19%          3.04%
Distributions and Sale of Fund
Shares
Russell Midcap Growth Index       -20.15%         9.02%         11.10%
S&P MidCap 400 Index              -0.60%         16.11%         15.02%
*  Inception date 9/8/61


The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. The Standard & Poor's (S&P) MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representations. In future prospectuses, the Fund's performance will no longer be compared to the S&P MidCap 400 Index, as the Fund's composition corresponds more closely to the other index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               0.80%
Rule 12b-1 fee                0.25%

Other expenses1,2             0.36%
TOTAL ANNUAL FUND
OPERATING EXPENSES2,3         1.41%

1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.
2    Restated to reflect current state registration fees.
3 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

         Expense Example
      ----------------------
         1 Year       $144
         3 Years      $446
         5 Years      $771
        10 Years    $1,691


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGER

KEVIN S. SONNETT, Vice President of Investments. Mr. Sonnett is a Chartered Financial Analyst who has been portfolio manager of Mid-Cap Growth Fund since December 1999. He joined Founders in February 1997 as an equity analyst for the small- and mid-cap team.

DREYFUS FOUNDERS MONEY MARKET FUND  [in margin: Class F Ticker Symbol: FMMXX]

INVESTMENT APPROACH
Money Market Fund seeks maximum current income consistent with the preservation of capital and liquidity. To pursue this goal, the Fund invests in high-quality money market instruments with minimal credit risks and remaining maturities of 397 calendar days or less, including those issued by:

o     Corporate issuers
o     U.S. government and its agencies and instrumentalities
o     U.S. and foreign banks

Money market funds are subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o INTEREST RATE RISK. When interest rates change, the Fund's yield will be affected. An increase in interest rates tends to increase the Fund's yield, while a decline in interest rates tend to reduce its yield.

o CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they become due.

o     INFLATION  RISK.  Inflation risk is the risk that your  investment  will
      ---------------
   not provide enough income to keep pace with inflation.

An investment in Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Depending on market conditions, the Fund may be more heavily invested in government obligations, which could reduce the Fund's yield.


[On side panel: Key Concepts: MONEY MARKET is the economic market that exists to provide very short-term funding to corporations, municipalities, and the U.S. government.]

PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 2.80%    2.20%   3.40%   5.10%   4.51%   4.70%   4.67%   4.35%   5.62%  3.40%

Best quarter: Q2 1995 +1.30%                   Worst quarter: Q4 2001 +0.41%


                          Average Annual Total Returns
                                as of 12/31/01

                               1 Year         5 Years      10 Years
                             ------------   ------------  ------------
Money Market Fund - Class F*    3.40%          4.55%         4.07%
*  Inception date 6/23/81

Money Market Fund's most current seven-day yield is available by calling Founders QuoteLine at 1-800-232-8088.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
--------------------------------------------
ANNUAL FUND OPERATING              % OF
                                  AVERAGE
EXPENSES (EXPENSES PAID         DAILY NET
FROM FUND ASSETS)                 ASSETS
-----------------------------  -------------
Management fees1                  0.45%
Rule 12b-1 fee                     n/a
Other expenses2                   0.34%

Total Annual Fund Operating
Expenses (with management
fee waiver)1,3                    0.79%


1 Founders has agreed to reduce Money Market Fund's management fee from 0.50% to 0.45% of the Fund's average net assets pursuant to a contractual commitment. This limit will extend through at least May 31, 2003 and will not be terminated without prior notice to the Funds' Board of Directors.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

3 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

         Expense Example
      ----------------------
         1 Year       $81
         3 Years      $263
         5 Years      $461
        10 Years    $1,033

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only. The 1-year example and the first year of the 3-, 5-, and 10-year examples are based on Total Annual Fund Operating Expenses with Founders' management fee waiver. The 3-, 5-, and 10-year examples are based on Total Annual Fund Operating Expenses without any waivers for each year after year one.


PORTFOLIO MANAGER

MARGARET R. DANUSER, Portfolio Manager. Ms. Danuser has been the portfolio manager of Money Market Fund since 1996 and has served as Founders' fixed-income specialist since 1995.

DREYFUS FOUNDERS PASSPORT FUND [in margin: Class F Ticker Symbol: FPSSX; Morningstar Category: Foreign Stock]

INVESTMENT APPROACH
Passport Fund, an international small-cap fund, seeks capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its total assets in the equity securities of foreign small-cap companies from a minimum of three countries. These companies may be based in both developed and emerging economies. The Fund may invest in larger foreign companies or in U.S.-based companies if they represent better prospects for capital appreciation.

[On side panel: Key Concepts: FOREIGN SMALL-CAP COMPANIES are generally those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.]

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

o SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The Fund may invest in initial public offerings ("IPOs"). Part of the Fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

o PORTFOLIO TURNOVER. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once during the course of a year. The Fund's portfolio turnover rate may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the Fund pays and may adversely affect its performance. The Fund's portfolio turnover rates are expected to continue to be significantly higher than the Fund's pre-1999 portfolio turnover rates due to the portfolio manager's investment style.


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                            Year-by-year total return
                          as of 12/31 - Class F Shares

 1992  1993    1994     1995    1996    1997    1998    1999     2000      2001
 ----  ----    ----     ----    ----    ----    ----    ----     ----      ----
             -10.36%   24.39%  20.05%  1.70%   12.50%  87.44%   -29.65%  -31.76%

Best quarter: Q4 1999 +60.37%                  Worst quarter: Q3 2001 -22.62%

                          Average Annual Total Returns
                                as of 12/31/01

Passport Fund - Class F            1 Year         5 Years         Since
                                                               Inception*
                                --------------  ------------  --------------
Return Before Taxes                -31.76%         0.59%          4.70%
Return After Taxes on              -31.76%        -1.63%          3.21%
Distributions
Return After Taxes on
Distribution and Sale of Fund      -19.34%         0.43%          3.82%
Shares
Morgan Stanley Capital
International World ex U.S.        -21.40%         1.13%          4.60%
Index
Morgan Stanley Capital
International World ex U.S.        -10.63%          n/a            n/a
Small-Cap Index
* Inception date 11/16/93


The Morgan Stanley Capital International (MSCI) World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand and the Far East. Since-Inception performance data for the Index is from November 30, 1993 through December 31, 2001. The MSCI World ex U.S. Small-Cap Index is an average of the performance of selected foreign small-capitalization securities. Historical returns beyond the one-year period are not currently available for this index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).


FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               1.00%
Rule 12b-1 fee                0.25%

Other expenses1,2             0.69%
TOTAL ANNUAL FUND
OPERATING EXPENSES2,3         1.94%


1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

2    Restated to reflect current state registration fees.
3 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

         Expense Example
      ----------------------
         1 Year       $197
         3 Years      $609
         5 Years     $1,047
        10 Years    $2,264


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGER

TRACY  P.  STOUFFER,  Vice  President  of  Investments.   Ms.  Stouffer  is  a
Chartered Financial Analyst who has been portfolio manager of Passport Fund since July 1999. Before joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global, Incorporated from 1995 to July 1999.

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND  [in margin: Class F Ticker Symbol:
FWWGX; Morningstar Category: World Stock]

INVESTMENT APPROACH
Worldwide Growth Fund, a global fund, seeks long-term growth of capital. To pursue this goal, the Fund normally invests at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The Fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions. The Fund's portfolio will normally invest at least 65% of its total assets in three or more countries. The Fund will not invest more than 50% of its total assets in the securities of any one foreign country.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

o SECTOR RISK. The Fund may overweight or underweight certain market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The Fund may invest in initial public offerings ("IPOs"). Part of the Fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.


[On side panel: Key Concepts: A GLOBAL FUND is a type of mutual fund that may invest in securities traded anywhere in the world, including the United States.]


PERFORMANCE HISTORY

The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with appropriate broad-based indexes. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                           Year-by-year total returns
                          as of 12/31 - Class F Shares

  1992   1993    1994    1995    1996    1997    1998    1999     2000     2001
  ----   ----    ----    ----    ----    ----    ----    ----     ----     ----
 1.51%  29.89%  -2.16%  20.63%  13.95%  10.60%   9.63%  48.78%  -22.14%  -25.30%

Best quarter: Q4 1999 +38.48%                  Worst quarter: Q1 2001 -18.93%

                          Average Annual Total Returns
                                as of 12/31/01

Worldwide  Growth  Fund - Class   1 Year       5 Years       10 Years
F*
                                ------------  -----------  --------------
Return Before Taxes               -25.30%       0.95%          6.40%
Return After Taxes on             -25.30%       -2.16%         4.34%
Distributions
Return After Taxes on
Distributions and Sale of Fund    -15.41%       0.74%          5.16%
Shares
Morgan Stanley Capital            -16.82%       5.37%          8.06%
International World Index
Morgan Stanley Capital
International All-Country         -16.21%        n/a            n/a
World Free Index
*  Inception date 12/31/89

The Morgan Stanley Capital International (MSCI) World Index is an average of the performance of selected securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East. The MSCI All-Country World Free Index measures the performance of equity securities in both emerging and developed markets. Only securities available to foreign (non-local) investors are included. Historical returns beyond the one-year period are not currently available for the MSCI World Free Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

FEES AND EXPENSES
As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. Grandfathered investors are not charged any fees to buy, sell, or exchange Class F shares (although a $6 fee is assessed for wire redemptions).

FEE TABLE
---------------------------------------
ANNUAL FUND OPERATING         % OF
                             AVERAGE
EXPENSES (EXPENSES PAID     DAILY NET
FROM FUND ASSETS)            ASSETS
-------------------------  ------------
Management fees               1.00%
Rule 12b-1 fee                0.25%

Other expenses1,2             0.38%
TOTAL ANNUAL FUND
OPERATING EXPENSES2,3         1.63%


1 These expenses include custodian, transfer agency and accounting agent fees, and other customary Fund expenses.

2    Restated to reflect current state registration fees.
3 Previously, the Fund also presented Total Annual Fund Operating Expenses net of credits earned on cash held at the custodian. Due to a planned change in the Fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

         Expense Example
      ----------------------
         1 Year       $166
         3 Years      $514
         5 Years      $887
        10 Years    $1,933


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

PORTFOLIO MANAGERS


Worldwide Growth Fund is managed by a team of portfolio managers. The portfolio management team is composed of A. Edward Allinson, who manages the foreign portion of the Fund, and John B. Jares, who manages the domestic portion of the Fund. Mr. Allinson and Mr. Jares are both Chartered Financial Analysts. Mr. Allinson has been a portfolio manager of Worldwide Growth Fund since April 2002. He has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999. Mr. Jares has been a portfolio manager of Worldwide Growth Fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

Each of the Funds seeks to achieve its investment objective through its unique investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and provides more detailed information about the risks associated with those strategies. Although we might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

Balanced, Discovery, International Equity, Growth, Growth and Income, Mid-Cap Growth, Passport, and Worldwide Growth are the Equity Funds. Government Securities Fund and Money Market Fund are the Income Funds.

FIXED-INCOME SECURITIES. While the Equity Funds generally emphasize investments in equity securities, such as common stocks and preferred stocks, they also may invest in fixed-income securities when we believe that these investments offer opportunities for capital appreciation. Fixed-income securities in which the Equity Funds might invest include bonds, debentures, and other corporate or government obligations. For Balanced and Growth and Income Funds, we also consider current income in the selection of these securities.

ADRS. The Equity Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets.


ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


SECURITIES THAT ARE NOT READILY MARKETABLE. Each Fund may invest up to 15% of its net assets in securities that are not "readily marketable." This limit is 10% for Money Market Fund. A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Board of Directors ("Board"), certain restricted securities may be deemed liquid, and will not be counted toward the 15%/10% limits.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. All of the Funds except the Money Market Fund may use derivative instruments to engage in hedging strategies, to increase a Fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the Funds (other than Money Market Fund) may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objectives.

Certain strategies may hedge all or a portion of a Fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect a Fund against increases in the prices of securities or other instruments the Fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on a Fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on a Fund.

There are special risks in using particular derivative strategies. Using derivatives can cause a Fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the Funds invest. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, a Fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. A Fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The Funds' purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The Funds may invest in shares of Money Market Fund and of other money market funds managed by affiliates of Founders in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the assets of the Funds can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The Funds do not have any limitations regarding portfolio turnover. A Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts. The Funds' portfolio turnover rates (other than the Money Market Fund) for prior years are included in the "Financial Highlights" section of this Prospectus. The Funds' current and future portfolio turnover rates may differ significantly from their historical portfolio turnover rates.

MORE ABOUT RISK

Like all investments in securities, you risk losing money by investing in the Funds. The Funds' investments are subject to changes in their value from a number of factors:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the Funds' portfolios may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o  OPPORTUNITY  RISK.   There  is  the  risk  of  missing  out  on an investment
   opportunity    because   the  assets  necessary  to  take  advantage  of  the
   opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Funds' growth style of investing, and the Fund's returns may vary considerably from other equity funds using different investment styles.

     o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:
     o MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
     o REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, security brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards may be less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. Some foreign companies may exclude U.S. investors, such as the Funds, from participating in beneficial corporate actions, such as rights offerings. As a result, a Fund may not realize the same value from a foreign investment as a shareholder residing in that country. The Funds may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.
     o CURRENCY RISK. International Equity, Passport and Worldwide Growth Funds' assets are invested primarily in foreign securities. Since substantially all of their revenues are received in foreign currencies, these Funds' net asset values will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. These Funds pay dividends, if any, in U.S. dollars and incur currency conversion costs.
     o POLITICAL RISK. Foreign investments may be subject to the possibility of expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the Fund; and political, economic or social instability.

o EMERGING MARKETS RISK. International Equity, Passport and Worldwide Growth Funds may invest in emerging market countries. These are markets in countries that are in the initial stages of their industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

o RISK OF FIXED-INCOME INVESTMENTS. The Funds' investments in fixed-income securities are subject to interest rate risk and credit risk.
     o INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of a Fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.
     o CREDIT RISK. The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

THE FUNDS' MANAGER

THE INVESTMENT MANAGER. Founders serves as investment adviser to each of the Funds and is responsible for selecting the Funds' investments and handling their day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation.

In addition to managing each Fund's investments, Founders also provides certain related administrative services to each Fund. For these investment and related administrative services, each Fund pays Founders a management fee. Each Fund's management fee for the fiscal year ended December 31, 2001 was the following percentage of the respective Fund's average daily net assets:


           Balanced Fund                0.63%
           Discovery Fund               0.79%
           Government Securities Fund   0.35%*
           Growth Fund                  0.69%
           Growth and Income Fund       0.64%
           International Equity Fund    0.81%*
           Mid-Cap Growth Fund          0.80%
           Money Market Fund            0.45%*
           Passport Fund                1.00%
           Worldwide Growth Fund        1.00%

*Founders has agreed to reduce Government Securities Fund's management fee from 0.65% to 0.35%, and to reduce Money Market Fund's management fee from 0.50% to 0.45% of the respective Fund's average net assets until at least May 31, 2003. Effective April 1, 2001, Founders agreed to permanently reduce International Equity Fund's management fee from 1.00% to 0.75% of average net assets.


FOUNDERS' INVESTMENT MANAGEMENT TEAM
To facilitate day-to-day fund management, we use a team system for our Funds. There are three equity investment teams, each targeted toward a particular area of the market: small- to mid-capitalization, large-capitalization, and international investments. Each team is composed of members of our Investment Department, including portfolio managers, research analysts, and portfolio traders.

Each of these investment professionals shares ideas, information, knowledge, and expertise to assist in the management of the Funds. Daily decisions on security selection for each Fund rest with the portfolio manager(s) assigned to the Fund.

Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions. Please see the Fund Summaries on pages 6-36 for information on each Fund's portfolio manager(s).

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed Fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the Fund(s) they advise.

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE
The price you pay for a Class F share of a Fund, and the price you receive upon selling or redeeming a Class F share of a Fund, is called the Class's net asset value (NAV). We calculate NAV by dividing the total net assets of Class F of a Fund by its total number of Class F shares outstanding. We determine the NAV as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4 p.m. Eastern time) on each day that the Exchange is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the Funds may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the Funds' foreign securities holdings on such days, may affect the value of Fund shares on days when you will not be able to purchase, exchange, or redeem shares.

With the exception of Money Market Fund, the Funds use pricing services to determine the market value of the securities in their portfolios. If market quotations are not readily available, we value the Funds' securities or other assets at fair value as determined in good faith by the Funds' Board, or pursuant to procedures approved by the Board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the Fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The securities held by Money Market Fund are valued using the amortized cost method. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.

We will price your purchase, exchange, or redemption of Fund Class F shares at the next NAV calculated after your request is received in good order by us or by certain other agents of the Funds or their distributor.

INVESTING IN THE FUNDS

GRANDFATHERED SHAREHOLDERS

Class F shares of a Fund can be purchased only by:

o Persons or entities who have continuously maintained a Fund account since December 30, 1999.
o Any person or entity listed in the account registration for any Fund account that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.
o Retirement plans (such as 401(k) plans) that have continuously maintained a Fund account since December 30, 1999. Any such plan may extend the privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.
o Customers of certain financial institutions which offer retirement or other eligible benefit plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Fund continuously since December 30, 1999.
o Founders employees, Fund Board members, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-2440. If you hold Fund shares through a broker/dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution's policies.

DISCOVERY FUND SHAREHOLDERS

Discovery Fund is closed to new investors. Shareholders of the Fund who maintain open Fund accounts may make additional purchases and reinvest dividends and capital gains distributions into their accounts. Participants in certain retirement plans which have established Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. Employees of Founders and Fund Board members may also open accounts in Discovery Fund, if they do so directly with Founders.

Discovery  Fund  shareholders  who close their  accounts may be prohibited  from reactivating their accounts or opening new Discovery Fund accounts. This restriction applies to investments made directly with Founders or the distributor as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase Discovery Fund shares before an investment is accepted. The Fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.

TYPES OF ACCOUNTS
The following types of account registrations are available:

INDIVIDUAL OR JOINT TENANT
Individual accounts have a single owner. Joint accounts have two or more owners. Unless specified otherwise, we set up joint accounts with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

TRANSFER ON DEATH
A way to designate beneficiaries on an Individual or Joint Tenant account. We will provide the rules governing this type of account when the account is established.

UGMA OR UTMA
(Uniform Gifts to Minors Act or Uniform Transfers to Minors Act) These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, we will set the account up as a UGMA or UTMA.

TRUST
The trust needs to be effective before we can establish this kind of account.

CORPORATION OR OTHER ENTITY
A corporation or entity may owns an account. Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

RETIREMENT ACCOUNTS
You  may  set  up  the  following  retirement  accounts  by  completing  an  IRA
Application:

TRADITIONAL IRA
Any adult under age 70 1/2 who has earned income may contribute up to $3,000 (or 100% of compensation, whichever is less) to an IRA per tax year for the years 2002-2004. If your spouse is not employed, you can contribute up to $6,000 annually to two IRAs, as long as no more than $3,000 is contributed to a single account.

For the years 2005-2007, the maximum annual individual contribution will be $4,000. In 2008 the limit will be $5,000, and is slated to be increased in later years to keep pace with inflation. For the years 2002-2005, qualifying investors (those who are age 50 or over and have sufficient earned income) may be eligible to make additional "catch-up" contributions to their IRAs.

ROLLOVER IRA
Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) retain their tax advantages when rolled over to an IRA within 60 days of receipt. You also need to complete a Transfer, Direct Rollover and Conversion Form.

ROTH IRA
Allows for two types of purchases:
CONTRIBUTIONS. Any adult who has earned income below certain income limits may contribute up to the same limits in place for traditional IRAs. Contributions to a Roth IRA are NOT tax-deductible, but distributions, including earnings, may be withdrawn tax-free after five years for qualified events such as retirement.

You may elect to have both traditional IRAs and Roth IRAs, provided that your combined contributions do not exceed the annual limitations.

CONVERSIONS. Conversions/distributions from traditional IRAs to Roth IRAs are taxable at the time of their conversion, but after five years may then be distributed tax-free for qualified events such as retirement. Only individuals with incomes below certain thresholds may convert their traditional IRAs to Roth IRAs.

SEP-IRA
Allows   self-employed   persons  or  small  business   owners  to  make  direct
contributions   to  employees'  IRAs  with  minimal   reporting  and  disclosure
requirements.


Each year you will be charged a single $10 custodial fee for all IRA accounts maintained under your Social Security number. This fee will be waived if the aggregate value of your IRA accounts is $5,000 or more. This fee may be changed upon 30 days' notice.


PROFIT-SHARING AND MONEY PURCHASE PENSION PLAN
A retirement plan that allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(K) PLAN
A retirement plan that allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

Call 1-800-934-GOLD (4653) for additional information about these retirement accounts.

We recommend that you consult your tax adviser regarding the particular tax consequences of these retirement plan options.

MINIMUM INITIAL INVESTMENTS
To open a Fund account, please enclose a check payable to "Dreyfus Founders Funds, Inc." for one of the following amounts:
o     $1,000 minimum for most regular accounts
o     $500 minimum for IRA and UGMA/UTMA accounts
o No minimum if you begin an Automatic Investment Plan or Payroll Deduction of $50 or more per month or per pay period

MINIMUM ADDITIONAL INVESTMENTS
o     $100 for payments made by mail, TeleTransfer, wire, and online
o     $50 for Automatic Investment Plan payments
o     $50 for payroll deduction

DOING BUSINESS WITH DREYFUS FOUNDERS FUNDS

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BY MAIL            Complete the    Make your       In a letter,   In a letter,
                   proper          check payable   please tell    include the
Dreyfus Founders   application.    to "Dreyfus     us the number  name(s) of
Funds, Inc.        Make your       Founders        of shares or   the account
P.O. Box 173655    check payable   Funds, Inc."    dollars you    owner(s), the
Denver, CO         to "Dreyfus     Enclose a       wish to        Fund and
80217-3655         Founders        purchase stub   redeem, the    account
                   Funds, Inc."    (from your      name(s) of     number you
If you are using   We cannot       most recent     the account    wish to
certified or       establish new   confirmation    owner(s), the  exchange
registered mail    accounts with   or quarterly    Fund and       from, your
or an overnight    third-party     statement); if  account        Social
delivery service,  checks.         you do not      number, and    Security or
send your                          have one,       your Social    tax
correspondence to:                 write the Fund  Security or    identification
Dreyfus Founders                   name and your   tax            number, the
Funds, Inc.                        account number  identification dollar or
2930 East Third                    on the check.   number. All    share amount,
Avenue, Denver,                    For IRAs,       account        and the
CO 80206-5002                      please state    owners need    account you
                                   the             to sign the    wish to
                                   contribution    request        exchange
                                   year.           exactly as     into.  All
                                   The Funds do    their names    account
                                   not normally    appear on the  owners need
                                   accept          account. We    to sign the
                                   third-party     can send       request
                                   checks.         proceeds only  exactly as
                                                   to the         their names
                                                   address or     appear on the
                                                   bank of        account.
                                                   record.        Exchange
                                                                  requests may
                                                                  be faxed to
                                                                  us at (303)
                                                                  394-4021.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   HOW TO OPEN A   HOW TO ADD TO  HOW TO REDEEM   HOW TO
                   CLASS F         A CLASS F      CLASS F         EXCHANGE
                   ACCOUNT         ACCOUNT        SHARES          CLASS F SHARES
--------------------------------------------------------------------------------
BY WIRE            Complete and    Wire funds to:  $6 fee;        Not
                   mail the        State Street    $1,000         applicable.
                   proper          Bank and Trust  minimum.
                   application.    Company         Monies are
                   Wire funds to:  ABA # 101003621 usually
                   State Street    For Credit to   received the
                   Bank and Trust  Account #       business day
                   Company         890751-842-0    after the
                   ABA # 101003621 Please          date you
                   For Credit to   indicate the    sell. Unless
                   Account #       Fund name and   otherwise
                   890751-842-0    your account    specified, we
                   Please          number, and     will deduct
                   indicate the    indicate the    the fee from
                   Fund name and   name(s) of the  your
                   your account    account         redemption
                   number, and     owner(s).       proceeds.
                   indicate the
                   name(s) of the
                   account
                   owner(s).
--------------------------------------------------------------------------------
THROUGH OUR        Download,       You may         You may        You may
WEBSITE            complete and    purchase        redeem shares  exchange
www.founders.com   mail a signed   shares through  through our    shares using
                   printout of     our website if  website if     our website
                   the proper      you have        you have       if you have
                   application.    TeleTransfer.   TeleTransfer.  telephone
Online account                                     We can send    exchange
access is not                                      proceeds to    privileges.
available on all                                   your bank of
accounts                                           record.
                                                   Online
                                                   redemptions are
                                                   not available
                                                   on retirement
                                                   accounts and
                                                   certain other
                                                   accounts.
--------------------------------------------------------------------------------
THROUGH AUTOMATIC  Automatic       Automatic       Systematic     Fund-to-Fund
TRANSACTION PLANS  Investment      Investment      Withdrawal     Investment
                   Plan (AIP)      Plan (AIP)      Plan permits   Plan allows
                   allows you to   allows you to   you to         you to
                   make            make            receive a      automatically
                   electronic      electronic      fixed sum on   exchange a
                   purchases       purchases       a monthly,     fixed dollar
                   directly from   directly from   quarterly or   amount from
                   a checking or   a checking or   annual basis   one Fund to
                   savings         savings         from accounts  purchase
                   account. The    account. The    with a value   shares in
                   minimum to      minimum to      of $5,000 or   another Fund.
                   open an         open an         more.
                   account is $50  account is $50  Payments may
                   per month.      per month.      be sent
                   Once            Once            electronically
                   established,    established,    to your bank
                   AIP purchases   AIP purchases   of record or
                   take place      take place      to you in
                   automatically   automatically   check form.
                   on              on
                   approximately   approximately
                   the 5th and/or  the 5th and/or
                   20th of the     20th of the
                   month.  We      month.  We
                   charge no fee   charge no fee
                   for AIP.        for AIP.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   HOW TO OPEN A   HOW TO ADD TO  HOW TO REDEEM   HOW TO
                   CLASS F         A CLASS F      CLASS F         EXCHANGE
                   ACCOUNT         ACCOUNT        SHARES          CLASS F SHARES
--------------------------------------------------------------------------------
FASTLINE(TM)       Follow          Follow          We can send    Follow
                   instructions    instructions    proceeds only  instructions
1-800-947-FAST     provided when   provided when   to the bank    provided when
(3278)             you call to     you call to     of record.     you call.
Automated          open a Class F  add to your     Minimum        $100 minimum.
telephone  account account in a    account via     redemption -
access service     new Fund.       TeleTransfer.   $100.  Phone
                                                   redemption is
                                                   not  available
                                                   on  retirement
                                                   accounts  and
                                                   certain other
                                                   accounts.  You
                                                   may  add   phone
                                                   redemption
                                                   privileges  by
                                                   completing an
                                                   Account Changes Form.
--------------------------------------------------------------------------------

REDEEMING SHARES
SHARES RECENTLY PURCHASED BY CHECK OR TELETRANSFER
Redemptions of shares purchased by check (other than purchases by cashier's check) or TeleTransfer will be placed on hold until your check has cleared (which may take up to 8 business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

INDIVIDUAL,   JOINT  TENANT,  TRANSFER  ON  DEATH,  AND  UGMA/UTMA  ACCOUNTS  If
requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

RETIREMENT ACCOUNTS
Please call 1-800-525-2440 for the appropriate form.

TRUST ACCOUNTS
The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee's name is not in the account registration, you will need to provide a certificate of incumbency dated within the past 60 days.

CORPORATION OR OTHER ENTITY
A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

BUYING OR SELLING SHARES THROUGH A BROKER
Be sure to read the broker's program materials for disclosures on fees and service features that may differ from those in this Prospectus. A broker may charge a commission or transaction fee, or have different account minimums.

SIGNATURE GUARANTEE

For your protection, we require a guaranteed signature if you request:
o a redemption check made payable to anyone other than the shareholder(s) of record
o     a redemption check mailed to an address other than the address of record
o a redemption check or wire sent to a bank other than the bank we have on file
o a redemption check mailed to an address of record that has been changed within 30 days of your request
o a redemption for $50,000 or more from an account that does not have telephone redemption privileges (excluding accounts held by a corporation)

You can have your signature guaranteed at a:
o     bank
o     broker/dealer
o     credit union (if authorized under state law)
o     securities exchange/association
o     clearing agency
o     savings association

Please note that a notary public cannot provide a signature guarantee.

REDEMPTION PROCEEDS

We can deliver redemption proceeds to you:

BY CHECK
Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee. (See "Signature Guarantee.") If you don't specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

BY WIRE
$6 fee; $1,000 minimum. Proceeds are usually received the business day after the date you sell. Unless otherwise specified, we will deduct the fee from your redemption proceeds.

BY TELETRANSFER
No fee. Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds (other than Money Market Fund) also reserve the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of a Fund's net assets in any 90-day period.

TRANSACTION POLICIES
We can execute transaction requests only if they are in good order. You will be contacted in writing if we encounter processing problems. Call 1-800-525-2440 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price. However, we reserve the right to allow shareholders to exchange from Money Market Fund to another Fund of their choice on a predetermined date, such as the day after annual distributions are paid.

TRANSACTIONS  CONDUCTED  BY  PHONE,  FAX,  FASTLINE(TM),  OR  THROUGH  FOUNDERS'
WEBSITE.

The Funds, Founders, and their agents are not responsible for the authenticity of purchase, exchange, or redemption instructions received by phone, fax, FastLine, or through Founders' website.

By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions), verbal (for exchanges), or electronic authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, Founders, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application or provided through Founders' website, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or Internet instructions are genuine, the Fund may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:
o     requiring personal identification prior to acting upon instructions
o     providing written confirmation of such transactions
o     tape-recording telephone instructions

EFFECTIVE DATE OF TRANSACTIONS. Transaction requests received in good order prior to the close of the New York Stock Exchange on a given date will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by us or by certain other agents of the Funds or their distributor. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payments. If you are unable to reach us by phone or the Internet, consider sending your order by overnight delivery service.

FAX TRANSMISSIONS. Exchange instructions may be faxed, but we cannot process redemption requests received by fax.

CERTIFICATES. The Funds do not issue share certificates. If you are selling shares previously issued in certificate form, you need to include the certificates along with your redemption/exchange request. If you have lost your certificates, please call us.

U.S. DOLLARS. Purchases need to be made in U.S. dollars, and checks need to be drawn on U.S. banks. We cannot accept cash.

RETURNED CHECKS. If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Fund or its agents. If you are a current shareholder, shares will be redeemed from other accounts, if needed, to reimburse the Fund.

CONFIRMATION STATEMENTS. We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

TAX IDENTIFICATION NUMBER. If you do not provide your Social Security or tax identification number when you open your account, federal law requires the Fund to withhold 30% of all dividends, capital gain distributions, redemption and exchange proceeds. We also may refuse to sell shares to anyone not furnishing these numbers, or may take such other action as deemed necessary, including redeeming some or all of the shareholder's shares. In addition, a shareholder's account may be reduced by $50 to reimburse the Fund for the penalty imposed by the Internal Revenue Service for failure to report the investor's taxpayer identification number on required reports.

ACCOUNT MINIMUMS. The Funds require you to maintain a minimum of $1,000 per account ($500 for IRAs and UGMAs/UTMAs), unless you are investing under an Automatic Investment Plan or payroll deduction. If at any time, due to redemptions or exchanges, or upon the discontinuance of an Automatic Investment Plan or payroll deduction, the total value of your account falls below this minimum, we may either charge a fee of $10, which will be automatically deducted from your account, or close your account and mail the proceeds to the address of record.

We will base the decision to levy the fee or close the account on our determination of what is best for the Fund. We will give you at least 60 days' written notice informing you that your account will be closed or that the $10 fee will be charged, so that you may make an additional investment to bring the account up to the required minimum balance.

WE RESERVE THE RIGHT TO:
o     reject any investment or application
o     cancel any purchase due to nonpayment
o     modify the conditions of purchase at any time
o     waive or lower investment minimums
o     limit the amount that may be purchased
o close an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

MARKET TIMERS

We do not permit market timing or other abusive trading practices in our Funds.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. The Funds also reserve the right to delay delivery of a market timer's redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed on page 55 above.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT
INVESTOR SERVICES. Our Investor Services Representatives are available to assist you. For your protection, we record calls to Investor Services. Call 1-800-525-2440.

24-HOUR ACCOUNT INFORMATION
o BY PHONE: 1-800-947-FAST (3278) FastLine(TM), our automated telephonE service, enables you to access account information, conduct exchanges and purchases and request duplicate statements and tax forms 24 hours a day with a touch-tone phone.

o BY FOUNDERS' WEBSITE: By visiting Founders at www.founders.com, you can access the latest Fund performance returns, daily prices, portfolio manager commentaries, news articles about the Funds, and much more 24 hours a day. Shareholders may access account transaction histories, quarterly statements, and account balances, and conduct purchase, exchange, and redemption transactions. Online account access is not available on all accounts.

DAILY CLOSING PRICES
Founders QuoteLine features the latest Class F closing prices for the Funds, updated each business day. Call 1-800-232-8088 24 hours a day, or reach us on the Internet at www.founders.com.

Class F prices for the prior business day are listed in the business section of most major daily newspapers. Look in the Mutual Funds section under "Dreyfus Founders."

FUND AND MARKET NEWS UPDATES
For the latest news on each of the Funds and commentary from the portfolio managers, call Founders Insight, available 24 hours a day. Call 1-800-525-2440, option 5.

ESTABLISHING ADDITIONAL SERVICES
Many convenient service options are available for accounts. You may call 1-800-525-2440 to request a form to establish the following services:

AUTOMATIC INVESTMENT PLAN (AIP)
Allows you to make automatic purchases of at least $50 from a bank account once or twice a month. See "How to Add to a Class F Account Through Automatic Transaction Plans" on page 35.

TELETRANSFER PROGRAM
Allows you to purchase or redeem Fund shares with a phone call or on our website at any time. Purchase or redemption amounts are automatically transferred to/from your bank account. If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the TeleTransfer program.

TELEPHONE/ONLINE REDEMPTIONS
Available for regular (non-retirement) accounts only.

TELEPHONE/ONLINE EXCHANGES
Allows you to exchange money between identically registered accounts.

CHECKWRITING
o     Available on Government Securities and Money Market Funds
o     May be established with a minimum account balance of $1,000
o     No fee for this service
o     Minimum amount per check:  $500
o     Maximum amount per check:  $250,000

DIVIDEND AND LONG-TERM CAPITAL GAIN DISTRIBUTION OPTIONS
If the Funds pay dividends or capital gains, either or both may be paid in cash or reinvested. The payment method for short-term capital gain distributions is the same as you elect for dividends.

SYSTEMATIC WITHDRAWAL PLAN
Permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts with a value of $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

FUND-TO-FUND INVESTMENT PLAN
Allows you to automatically exchange a fixed dollar amount each month from one Fund to purchase shares in another Fund.

DISTRIBUTION PURCHASE PROGRAM
Permits you to have capital gain distributions and/or dividends from one Fund automatically reinvested in another Fund account having a balance of at least $1,000 ($500 for IRAs or UGMA/UTMAs).

PAYROLL DEDUCTION
Allows you to make automatic purchases of at least $50 per pay period through payroll deduction.

HOUSEHOLDING
To keep the Funds' costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days of your request. If you'd like to reduce mailbox clutter even more, sign up on www.founders.com to receive hyperlinks to these documents by e-mail.

DIVIDENDS AND DISTRIBUTIONS

Discovery, Growth, Growth and Income, International Equity, Mid-Cap Growth, Passport and Worldwide Growth Funds intend to distribute any tax-based net realized investment income on an annual basis each December. Balanced Fund intends to distribute any tax-based net realized investment income on a quarterly basis every March, June, September, and December. Government Securities Fund intends to declare dividends daily and distribute any net realized investment income on the last business day of every month. Money Market Fund declares dividends daily, which are paid on the last business day of every month. Shares of Government Securities and Money Market Funds begin receiving dividends no later than the next business day following the day when funds are received by us.

All Funds intend to distribute any tax-based net realized capital gains each December. The Government Securities and Money Market Funds are not likely to distribute capital gains. From time to time, the Funds may make distributions in addition to those described above.

You have the option of reinvesting income dividends and capital gain distributions in shares of the Funds or receiving these distributions in cash. Dividends and any distributions from the Funds are automatically reinvested in additional shares unless you elect to receive these distributions in cash. If you have elected to receive your dividends or capital gains in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all the account's subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

The Funds distribute to their shareholders any net investment income and net realized capital gains they receive. Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been in the Fund and whether you reinvest your distributions or receive them in cash.

All dividends of net investment income from the Funds, such as dividends and interest on investments, will be taxable to you as ordinary income. A portion of the dividends may qualify for dividends-received deduction for corporations, although distributions from the Government Securities and Money Market Funds generally are not expected to qualify.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If total gains on sales exceed total losses (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long the Fund held the security that gave rise to the gains. The Funds' capital gain distributions consist of long-term capital gains that are taxable at the applicable capital gains rates. All distributions of short-term capital gains will be taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you sell or exchange a Fund's shares at more or less than you originally paid. Because everyone's tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

SHAREHOLDER AND TRANSFER AGENCY SERVICES

The Funds have entered into a shareholder services agreement with Founders pursuant to which Founders provides certain shareholder-related and transfer agency services to the Funds. The Funds pay Founders a monthly fee for these services. Out of this fee, Founders pays the fees charged by the Funds' transfer agent, Investors Trust Company (ITC).

Registered broker/dealers, third-party administrators of tax-qualified retirement plans, and other entities which establish omnibus accounts with the Funds may provide sub-transfer agency, recordkeeping, or similar services to participants in the omnibus accounts. This reduces or eliminates the need for those services to be provided by Founders and/or ITC. In such cases, the Funds may pay a sub-transfer agency or recordkeeping fee based on the number of participants in the entity's omnibus account. Entities receiving such fees may also receive 12b-1 fees.

In addition, Founders may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide shareholder services, recordkeeping, and/or other administrative services to the Funds.

BROKERAGE ALLOCATION

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of Fund shares may be considered as a factor in the selection of brokerage firms to execute Fund portfolio transactions. The Statement of Additional Information further explains the selection of brokerage firms.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the five years ended December 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in Class F shares of a Fund, assuming reinvestment of all dividends and distributions.

These financial highlights have been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report and the Funds' financial statements are included in the Funds' 2001 Annual Reports, which are available upon request or at www.founders.com.

DREYFUS FOUNDERS BALANCED FUND - CLASS F
                                    Year ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -             $9.22    $10.47  $12.19   $11.35 $10.61
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income          0.10      0.15    0.32     0.30   0.29
Net gains (losses) on
securities (both             (1.02)    (1.23)  (0.61)     1.27   1.48
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (0.92)    (1.08)  (0.29)     1.57   1.77
OPERATIONS
                          --------------------------------------------
LESS DISTRIBUTIONS
From net investment          (0.10)    (0.15)  (0.32)   (0.30) (0.30)
income
From net realized gains        0.00    (0.02)  (1.11)   (0.43) (0.73)
                          --------------------------------------------
TOTAL DISTRIBUTIONS          (0.10)    (0.17)  (1.43)   (0.73) (1.03)
                          --------------------------------------------
Net Asset Value - end of      $8.20     $9.22  $10.47   $12.19 $11.35
period
                          ============================================
TOTAL RETURN                (9.94%)  (10.44%) (2.22%)   13.96% 16.90%
RATIOS/SUPPLEMENTAL DATA
Net assets--end of period $297,068 $552,675 $1,055,825 $1,244,221 $942,690
(000s omitted)
Net expenses to average       1.22%     1.07%   0.97%    0.99%  0.99%
net assets 1
Gross expenses to             1.23%     1.08%   0.98%    1.00%  1.01%
average net assets 1
Net investment income
to average net assets         1.20%     1.41%   2.64%    2.51%  2.77%
Portfolio turnover rate 2      111%      126%    218%     211%   203%

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS DISCOVERY FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -            $34.74    $40.86  $24.37   $23.45 $24.22
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income        (0.20)    (0.07)  (0.08)   (0.07)   0.07
(loss)
Net gains (losses) on
securities (both             (5.99)    (3.44)   22.72     3.15   2.69
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (6.19)    (3.51)   22.64     3.08   2.76
OPERATIONS
                          --------------------------------------------
LESS DISTRIBUTIONS
From net investment            0.00      0.00    0.00     0.00   0.00
income
From net realized gains      (0.10)    (2.61)  (6.15)   (2.16) (3.53)
                          --------------------------------------------
TOTAL DISTRIBUTIONS          (0.10)    (2.61)  (6.15)   (2.16) (3.53)
                          --------------------------------------------
Net Asset Value - end of     $28.45    $34.74  $40.86   $24.37 $23.45
period
                          ============================================
TOTAL RETURN               (17.81%)   (8.26%)  94.59%   14.19% 12.00%
RATIOS/SUPPLEMENTAL DATA
Net assets--end of period $847,330 $1,066,003 $806,152 $241,124 $246,281
(000s omitted)
Net expenses to average       1.24%     1.25%   1.45%    1.55%  1.52%
net assets 1
Gross expenses to             1.25%     1.28%   1.46%    1.57%  1.54%
average net assets 1
Net investment income
(loss) to average net       (0.64%)   (0.46%) (0.96%)  (0.91%) (0.55%)
assets
Portfolio turnover rate 2      110%      108%    157%     121%    90%

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 "Portfolio turnover rate" is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS GOVERNMENT SECURITIES FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -             $9.41     $8.96   $9.74    $9.28  $9.04
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income          0.45      0.47    0.42     0.43   0.45
(loss)
Net gains (losses) on
securities (both               0.14      0.45  (0.78)     0.46   0.24
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT          0.59      0.92  (0.36)     0.89   0.69
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                (0.45)    (0.47)  (0.42)   (0.43) (0.45)
From net investment
income
From net realized gains 1      0.00      0.00    0.00     0.00   0.00
                          --------------------------------------------
TOTAL DISTRIBUTIONS          (0.45)    (0.47)  (0.42)   (0.43) (0.45)
                          --------------------------------------------
Net Asset Value - end of      $9.55     $9.41   $8.96    $9.74  $9.28
period
                          ============================================
TOTAL RETURN                  6.37%    10.57% (3.77%)    9.76%  7.90%
RATIOS/SUPPLEMENTAL DATA
Net assets--end of period    $11,967   $10,384 $13,276  $15,220 $13,259
(000s omitted)
Net expenses to average       0.98%     1.29%   1.31%    1.25%  1.26%
net assets 2,3
Gross expenses to             1.00%     1.35%   1.35%    1.28%  1.31%
average net assets 2,3
Net investment income to
average net assets3           4.67%     5.13%   4.47%    4.46%  4.99%
Portfolio turnover rate 4       73%       88%    127%      90%   147%

1 Distributions from net realized gains for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were waived by the management company. Had these fees not been waived, the net expense ratios would have been 1.48% (2001), 1.49% (2000), 1.49% (1999), 1.46% (1998), 1.44% (1997), and 1.46% (1996). The gross expense  ratios would have been 1.50% (2001),  1.55% (2000),  1.53% (1999),
     1.49% (1998),  1.49% (1997),  and 1.49% (1996).  The net investment  income ratios would have been 4.17%  (2001),  4.93% (2000),  4.29%  (1999),  4.25%
     (1998), 4.81% (1997), and 4.86% (1996).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS GROWTH FUND - CLASS F
                                     Year Ended December 31
                          ---------------------------------------------
                               2001      2000    1999     1998    1997
PER SHARE DATA
Net Asset Value -            $14.03    $23.87  $20.41   $17.28  $15.87
beginning of period
                          ---------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income        (0.15)    (0.21)  (0.09)     0.01    0.07
(loss)
Net gains (losses) on
securities (both             (3.35)    (6.21)    7.73     4.26    4.09
realized and unrealized)
                          ---------------------------------------------
TOTAL FROM INVESTMENT        (3.50)    (6.42)    7.64     4.27    4.16
OPERATIONS
                          ---------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                  0.00      0.00    0.00   (0.01)  (0.07)
From net investment
income 1
From net realized gains        0.00    (3.42)  (4.18)   (1.13)  (2.68)
                          ---------------------------------------------
TOTAL DISTRIBUTIONS            0.00    (3.42)  (4.18)   (1.14)  (2.75)
                          ---------------------------------------------
Net Asset Value - end of     $10.53    $14.03  $23.87   $20.41  $17.28
period
                          =============================================
TOTAL RETURN               (24.95%)  (27.23%)  39.06%   25.04%  26.60%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period $865,425 $1,441,466 $3,323,606 $2,360,180 $1,757,449
(000s omitted)
Net expenses to average       1.30%     1.06%   1.08%    1.08%   1.10%
net assets 2
Gross expenses to             1.31%     1.07%   1.09%    1.10%   1.12%
average net assets 2
Net investment income
(loss) to average net       (0.58%)   (0.58%) (0.47%)    0.05%   0.48%
assets
Portfolio turnover rate 3      152%      182%    117%     143%    189%

1 Distributions from net investment income for the year ended December 31, 1999 aggregated less than $0.01 on a per share basis.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS GROWTH AND INCOME FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -             $5.69     $7.61   $7.32    $6.92  $7.23
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income          0.00    (0.02)    0.00     0.71   0.13
(loss) 1
Net gains (losses) on
securities (both             (1.00)    (1.47)    1.06     0.51   1.25
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (1.00)    (1.49)    1.06     1.22   1.38
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                  0.00      0.00    0.00   (0.11) (0.13)
From net investment
income
From net realized gains 2      0.00    (0.43)  (0.77)   (0.71) (1.56)
                          --------------------------------------------
TOTAL DISTRIBUTIONS            0.00    (0.43)  (0.77)   (0.82) (1.69)
                          --------------------------------------------
Net Asset Value - end of      $4.69     $5.69   $7.61    $7.32  $6.92
period
                          ============================================
TOTAL RETURN               (17.55%)  (19.57%)  15.03%   17.78% 19.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period  $288,752  $385,816 $535,035 $542,307 $543,168
(000s omitted)
Net expenses to average       1.14%     1.10%   1.12%    1.08%  1.09%
net assets 3
Gross expenses to             1.14%     1.12%   1.13%    1.10%  1.11%
average net assets 3
Net investment income
(loss) to average net         0.02%   (0.24%) (0.05%)    1.38%  1.84%
assets
Portfolio turnover rate 4      144%      165%    165%     259%   256%

1 Net investment (loss) for the year ended December 31, 2001 and 1999 aggregated less than $0.01 on a per share basis.

2 Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

3 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -            $14.40    $19.87  $14.03   $12.05 $11.86
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income        (0.07)    (0.08)  (0.05)     0.03  (0.01)
(loss)
Net gains on securities
(both realized and           (4.30)    (3.49)    8.07     2.02   1.89
unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (4.37)    (3.57)    8.02     2.05   1.88
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                  0.00      0.00    0.00     0.00   0.00
From net investment
income
From net realized gains        0.00    (1.90)  (2.18)   (0.07) (1.69)
                          --------------------------------------------
TOTAL DISTRIBUTIONS            0.00    (1.90)  (2.18)   (0.07) (1.69)
                          --------------------------------------------
Net Asset Value - end of     $10.03    $14.40  $19.87   $14.03 $12.05
period
                          ============================================
TOTAL RETURN               (30.35%)  (17.65%)  58.71%   17.01% 16.10%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period    $16,640   $30,040 $35,607  $18,938 $15,740
(000s omitted)
Net expenses to average       1.52%     1.80%   1.80%    1.80%  1.85%
net assets 1,2
Gross expenses to             1.55%     1.84%   1.82%    1.83%  1.89%
average net assets 1,2
Net investment income
(loss) to average net       (0.26%)   (0.55%) (0.36%)    0.02% (0.21%)
assets 2
Portfolio turnover rate 3      213%      184%    205%     148%   164%

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Certain fees were reimbursed by the management company. Had these fees not been reimbursed, the net expense ratios would have been 1.96% (2001), 1.91%
     (2000),  1.97% (1999),  1.89% (1998),  and 2.01% (1997).  The gross expense ratios would have been 1.99%  (2001),  1.95% (2000),  1.99%  (1999),  1.92%
     (1998), and 2.05% (1997). The net investment income ratios would have been (0.70%) (2001), (0.66%) (2000), (0.53%) (1999), (0.07%) (1998), and (0.37%)
     (1997).

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS MID-CAP GROWTH FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -             $4.36     $8.68   $7.44    $7.72  $7.66
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income        (0.05)    (0.03)  (0.08)   (0.03)   0.01
(loss)
Net gains (losses) on
securities (both             (0.84)    (2.06)    3.12   (0.11)   1.21
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (0.89)    (2.09)    3.04   (0.14)   1.22
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                  0.00      0.00    0.00     0.00   0.00
From net investment
income 1
From net realized gains        0.00    (2.23)  (1.80)   (0.14) (1.16)
                          --------------------------------------------
TOTAL DISTRIBUTIONS            0.00    (2.23)  (1.80)   (0.14) (1.16)
                          --------------------------------------------
Net Asset Value - end of      $3.47     $4.36   $8.68    $7.44  $7.72
period
                          ============================================
TOTAL RETURN               (20.41%)  (23.69%)  42.27%  (1.73%) 16.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period  $119,708  $166,365 $253,385 $252,855 $320,186
(000s omitted)
Net expenses to average       1.37%     1.36%   1.40%    1.33%  1.30%
net assets 2
Gross expenses to             1.39%     1.39%   1.42%    1.35%  1.32%
average net assets 2
Net investment income
(loss) to average net       (0.84%)   (0.92%) (0.98%)  (0.39%) (0.05%)
assets
Portfolio turnover rate 3      214%      226%    186%     152%   110%

1 Distributions from net investment income for the years ended December 31, 1999 and 1998 aggregated less than $0.01 on a per share basis.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS MONEY MARKET FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -             $1.00     $1.00   $1.00    $1.00  $1.00
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income          0.03      0.05    0.04     0.05   0.05
(loss)
Net gains (losses) on
securities (both               0.00      0.00    0.00     0.00   0.00
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT          0.03      0.05    0.04     0.05   0.05
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                (0.03)    (0.05)  (0.04)   (0.05) (0.05)
From net investment
income
From net realized gains        0.00      0.00    0.00     0.00   0.00
                          --------------------------------------------
TOTAL DISTRIBUTIONS          (0.03)    (0.05)  (0.04)   (0.05) (0.05)
                          --------------------------------------------
Net Asset Value - end of      $1.00     $1.00   $1.00    $1.00  $1.00
period
                          ============================================
TOTAL RETURN                  3.40%     5.62%   4.35%    4.67%  4.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period    $75,928  $103,953 $92,866  $91,415 $106,073
(000s omitted)
Net expenses to average       0.79%     0.84%   0.89%    0.85%  0.82%
net assets 1,2
Gross expenses to             0.79%     0.87%   0.91%    0.87%  0.84%
average net assets 1,2
Net investment income
(loss) to average net         3.38%     5.54%   4.30%    4.67%  4.77%
assets 2

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2    Certain  fees were  waived by the  management  company  for the year  ended
     December 31, 2001. Had these fees not been waived, the net expense ratio would have been 0.84%. The gross expense ratio would have been 0.84%. The net investment income ratio would have been 3.33%.

See notes to financial statements.

DREYFUS FOUNDERS PASSPORT FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -            $14.17    $22.93  $14.93   $13.64 $13.91
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income        (0.22)    (0.19)  (0.11)     0.00   0.02
(loss)
Net gains (losses) on
securities (both             (4.28)    (6.60)   12.94     1.68   0.22
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (4.50)    (6.79)   12.83     1.68   0.24
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                  0.00      0.00    0.00   (0.01) (0.03)
From net investment
income
From net realized gains        0.00    (1.97)  (4.83)   (0.38) (0.48)
                          --------------------------------------------
TOTAL DISTRIBUTIONS            0.00    (1.97)  (4.83)   (0.39) (0.51)
                          --------------------------------------------
Net Asset Value - end of      $9.67    $14.17  $22.93   $14.93 $13.64
period
                          ============================================
TOTAL RETURN               (31.76%)  (29.65%)  87.44%   12.50%  1.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period   $78,574  $182,036 $261,437 $124,572 $122,646
(000s omitted)
Net expenses to average       1.90%     1.59%   1.63%    1.52%  1.53%
net assets 1
Gross expenses to             1.92%     1.61%   1.64%    1.54%  1.55%
average net assets 1
Net investment income
(loss) to average net       (0.30%)   (0.88%) (0.91%)    0.09%  0.20%
assets
Portfolio turnover rate 2      704%      535%    330%      34%    51%

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND - CLASS F
                                    Year Ended December 31
                          --------------------------------------------
                               2001      2000    1999     1998   1997
PER SHARE DATA
Net Asset Value -            $15.69    $25.17  $22.06   $21.11 $21.79
beginning of period
                          --------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income        (0.14)    (0.16)  (0.06)     0.08   0.02
(loss)
Net gains (losses) on
securities (both             (3.83)    (5.45)   10.11     1.90   2.22
realized and unrealized)
                          --------------------------------------------
TOTAL FROM INVESTMENT        (3.97)    (5.61)   10.05     1.98   2.24
OPERATIONS
                          --------------------------------------------
LESS DIVIDENDS AND
DISTRIBUTIONS                  0.00      0.00    0.00   (0.09) (0.04)
From net investment
income
From net realized gains        0.00    (3.87)  (6.94)   (0.94) (2.88)
                          --------------------------------------------
TOTAL DISTRIBUTIONS            0.00    (3.87)  (6.94)   (1.03) (2.92)
                          --------------------------------------------
Net Asset Value - end of     $11.72    $15.69  $25.17   $22.06 $21.11
period
                          ============================================
TOTAL RETURN               (25.30%)  (22.14%)  48.78%    9.63% 10.60%
RATIOS/SUPPLEMENTAL DATA
Net Assets--end of period   $101,592 $176,405 $284,839 $272,053 $308,877
(000s omitted)
Net expenses to average       1.60%     1.52%   1.53%    1.47%  1.45%
net assets 1
Gross expenses to             1.61%     1.54%   1.55%    1.49%  1.47%
average net assets 1
Net investment income
(loss) to average net       (0.50%)   (0.67%) (0.27%)    0.33%  0.18%
assets
Portfolio turnover rate 2      145%      210%    157%      86%    82%

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds' Annual and Semiannual Reports contain the Funds' financial statements, portfolio holdings, and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance in these reports. In addition, a current Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. You can request copies of the Annual and Semiannual Reports and the SAI, or obtain other information:

   -----------------------------------------------------------------------------
   By Telephone                         Call 1-800-525-2440
   -----------------------------------------------------------------------------
   By Mail                              P.O. Box 173655
                                        Denver, Colorado  80217-3655
   -----------------------------------------------------------------------------
   By                                   E-Mail  Send your  request or inquiry to
                                        Founders at comments@founders.com.
   -----------------------------------------------------------------------------
   On the Internet                      Fund documents can be viewed and
                                        downloaded at www.founders.com.  Fund
                                        documents also can be viewed or
                                        downloaded from the EDGAR database on
                                        the Securities and Exchange
                                        Commission's Internet site at
                                        www.sec.gov.
   -----------------------------------------------------------------------------
   By E-Mail, Mail or in Person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov.
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------


[Logo]
                          DREYFUS FOUNDERS FUNDS [Logo]



                                Dreyfus Founders Funds' SEC File No. 811-01018

                         DREYFUS FOUNDERS BALANCED FUND


                        Pursuing capital appreciation and
                       current income through investments
                               in stocks and bonds




                               P R O S P E C T U S


                                   May 1, 2002





                                    Class A, B, C, R, and T Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach.......................................................74
  Main Risks................................................................75
  Past Performance..........................................................75
  Expenses..................................................................77
  More About Investment Objective, Strategies, and Risks....................79
  Management................................................................81
  Financial Highlights......................................................82


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies..........................................................88
  Distributions and Taxes...................................................93
  Brokerage Allocation......................................................94
  Services for Fund Investors...............................................94
  Instructions for Regular Accounts.........................................97
  Instructions for IRAs.....................................................99


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

[in margin: DREYFUS FOUNDERS BALANCED FUND
Ticker Symbols: Class A:  FRIDX
Class B:  FRIBX
Class C:  FRICX
Class R:  FRIRX
Class T:  FRIUX

INVESTMENT APPROACH

The fund seeks current income and capital appreciation. To pursue this goal, the fund normally invests in a balanced portfolio of common stocks, U.S. and foreign government securities, and a variety of corporate fixed-income obligations.

o For the equity portion of its portfolio, the fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the fund may also invest in non-dividend-paying companies if they offer better prospects for capital appreciation. Normally, the fund will invest a significant percentage (up to 75%) of its total assets in equity securities.

o The fund will maintain a minimum of 25% of its total assets in fixed-income, investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Fixed income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations. Current income and the potential for capital appreciation are considered in the selection of these securities. There is no maximum limit on the amount of straight debt securities in which the fund may invest, and the fund may invest up to 100% of its assets in such securities for temporary defensive purposes.

o The fund also may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

Founders Asset Management LLC ("Founders") manages the equity portion of the fund using a "growth style" of investing. Founders uses a consistent,
"bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts: The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders' assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

o INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

o CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o ASSET ALLOCATION RISK. The fund's asset allocation between equities and fixed income securities will vary depending on the portfolio manager's evaluation of general market and economic conditions. If this assessment is incorrect, the fund's returns may vary considerably from other balanced funds with different equity/fixed income asset allocations.

[On side panel: Key concepts:  GROWTH COMPANIES:  companies whose earnings are
-
expected to grow faster than the overall market.
"BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.
DIVIDEND: a payment of stock or cash from a company's profits to its stockholders.
DEBT SECURITY: represents money borrowed that must be repaid to the lender at a future date. Bonds, notes, bills, and money market instruments are all examples of debt securities.
BOND: an IOU issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date.]

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

                          Year-by-year total return
                  as of 12/31 each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -10.21   -10.46

Best Quarter: Q4 01 +12.98%                    Worst Quarter: Q3 01 -17.46%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year         Since
                                             Inception*
                             -------------  -------------
Class A                        -15.58%        -12.96%
return before taxes
Class A                        -15.95%        -13.45%
return after taxes on
distributions
Class A                         -9.49%        -10.43%
return after taxes on
distributions and sale of
fund shares
Class B                        -14.66%        -12.85%
returns before taxes
Class C                        -12.68%        -11.58%
returns before taxes
Class R                        -10.09%        -10.13%
returns before taxes
Class T                        -14.36%        -12.58%
returns before taxes
S&P 500 Index                  -11.90%        -10.53%
Lipper Balanced Fund Index      -3.24%         -0.46%
Russell 1000 Growth Index      -20.42%        -21.43%

* Inception date 12/31/99.


The Standard & Poor's (S&P) 500 Index is a market-value weighted, unmanaged index of common stocks considered representative of the broad market. The Lipper Balanced Fund Index is an average of the performance of the 30 largest balanced funds tracked by Lipper Inc. and reflects the expenses of managing the mutual funds included in the index. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. In future prospectuses, the fund's performance will no longer be compared to the Russell 1000 Growth Index, as the fund's composition corresponds more closely to the other indexes.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        0.63        0.63        0.63        0.63       0.63
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee

o     Other expenses2,3      0.34        0.34        0.35        0.46       0.24
TOTAL ANNUAL FUND            1.22        1.97        1.98        1.09       1.37
OPERATING EXPENSES3,4

1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."


[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $692        $940         $1,207       $1,967
Class B
with redemption      $600        $918         $1,262       $1,924*
without              $200        $618         $1,062       $1,924*
redemption
Class C
with redemption      $301        $621         $1,068       $2,306
without              $201        $621         $1,068       $2,306
redemption
Class R              $111        $347          $601        $1,329
Class T              $583        $864         $1,166       $2,022
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.


MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES


ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of

Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 0.63% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

John B. Jares, vice president of investments and chartered financial analyst, joined Founders in November 2001 and has been the fund's portfolio manager since that time. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and capital gain distributions. The financial information has been audited by PricewaterhouseCoopers LLP whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $9.24    $10.47
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.06      0.13
Net gains (losses) on
securities (both            (1.03)    (1.18)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.97)    (1.05)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment         (0.09)    (0.16)
income
From net realized gains     (0.00)    (0.02)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.09)    (0.18)
                          ---------  --------
Net Asset Value - end of     $8.18     $9.24
period
                          =========  ========
TOTAL RETURN (%) 1        (10.46%)   (10.21%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.87%     1.20%
net assets (%) 2
Gross expenses to            1.87%     1.23%
average net assets (%) 2
Net investment income to
average net assets (%)       0.51%     1.48%
Portfolio turnover rate       111%      126%
(%) 3
Net  assets--end  of period  $1,227     $699
(000s  omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $9.18    $10.47
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.01      0.10
Net gains (losses) on
securities (both            (1.03)    (1.24)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.02)    (1.14)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment         (0.05)    (0.13)
income
From net realized gains     (0.00)    (0.02)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.05)    (0.15)
                          ---------  --------
Net Asset Value - end of     $8.11     $9.18
period
                          =========  ========
TOTAL RETURN (%) 1        (11.13%)   (11.06%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.49%     1.93%
net assets (%) 2
Gross expenses to            2.50%     1.96%
average net assets (%) 2
Net investment income
(loss) to average net      (0.13%)     0.71%
assets (%)
Portfolio turnover rate       111%      126%
(%) 3
Net assets--end of period    $1,484    $1,008
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $9.17    $10.47
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.05)      0.10
(loss)
Net gains (losses) on
securities (both            (1.03)    (1.28)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.08)    (1.18)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment         (0.05)    (0.10)
income
From net realized gains     (0.00)    (0.02)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.05)    (0.12)
                          ---------  --------
Net Asset Value - end of     $8.04     $9.17
period
                          =========  ========
TOTAL RETURN (%) 1        (11.80%)   (11.36%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.96%     1.86%
net assets (%) 2,3
Gross expenses to            3.96%     1.88%
average net assets (%)2,3
Net investment income
(loss) to average net      (1.64%)     0.76%
assets (%) 3
Portfolio turnover rate       111%      126%
(%) 4
Net assets--end of period      $496      $174
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 4.24%. The gross expense ratio would have been 4.24%. The net investment (loss) ratio would have been (1.92%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $9.22    $10.47
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.09      0.18
Net gains (losses) on
securities (both            (1.02)    (1.23)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.93)    (1.05)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment         (0.11)    (0.18)
income
From net realized gains     (0.00)    (0.02)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.11)    (0.20)
                          ---------  --------
Net Asset Value - end of     $8.18     $9.22
period
                          =========  ========
TOTAL RETURN (%)          (10.09%)   (10.18%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.07%     0.80%
net assets (%) 1,2
Gross expenses to            3.07%     0.81%
average net assets (%)1,2
Net investment income
(loss) to average net      (0.75%)     1.71%
assets (%) 2
Portfolio turnover rate       111%      126%
(%) 3
Net assets--end of period       $14        $1
(000s omitted)

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 272.77%. The gross expense ratio would have been 272.77%. The net investment (loss) ratio would have been (270.45%).

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $9.21    $10.47
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.08      0.12
Net gains (losses) on
securities (both            (1.04)    (1.22)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.96)    (1.10)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment         (0.08)    (0.14)
income
From net realized gains     (0.00)    (0.02)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.08)    (0.16)
                          ---------  --------
Net Asset Value - end of     $8.17     $9.21
period
                          =========  ========
TOTAL RETURN (%) 1        (10.44%)   (10.67%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.36%     1.30%
net assets (%) 2,3
Gross expenses to            3.36%     1.32%
average net assets (%)2,3
Net investment income
(loss) to average net      (1.12%)     1.22%
assets (%) 3
Portfolio turnover rate       111%      126%
(%) 4
Net assets--end of period      $232        $9
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 18.37%. The gross expense ratio would have been 18.37%. The net investment (loss) ratio would have been (16.13%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                No minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o     change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]



DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income on a quarterly basis every March, June, September and December. The fund intends to distribute any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Balanced Fund         Dreyfus Founders         number
                 P.O. Box 9268         Funds, Inc.           o  Balanced Fund
                 Boston, MA            Balanced Fund         o  the dollar
                 02205-8502            P.O. Box 9268            amount you want
                 Attn: Institutional   Boston, MA               to sell
                 Processing            02205-8502            o  the share class
                                       Attn: Institutional   o  how and where
                                       Processing               to send the
                                                                proceeds  Obtain
                                                             a         signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                             Mail your
                                                             request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046590     o  DDA #046590        file. Proceeds will
                 o     EEC code 5660   o  EEC code 5660     be sent to your bank
                 o     Balanced Fund   o  Balanced Fund     by electronic check.
                 o     the share class o  the share class
                 o     your Social     o  your account
                    Security or tax       number
                    ID number          o  name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o  dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before your account
                    obtain an          number insert "086"
                    account number.    for Class A, "087"
                    Return your        for Class B, "088"
                    application        for Class C,"089"
                    with the account   for Class R, or "090"
                    number on the      for Class T.
                    application.
                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------
AUTOMATICALLY   WITH AN INITIAL       ALL SERVICES.  Call   AUTOMATIC WITHDRAWAL
                INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:       Indicate on your      or your financial     your financial
Calendar]       application which     representative to     representative to
                automatic service(s)  request a form to     request a form to
                you want.  Return     add any automatic     add the plan.
                your application      investing service     Complete the form,
                with your investment. (see "Services for    specifying the
                                      Fund Investors").     amount and frequency
                                      Complete and return   of withdrawals you
                                      the form along with   would like.
                                      any other required
                                      materials.            Be sure to maintain
                                                            an account balance
                                                            of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.
ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Balanced Fund
                 application and a     the check to:         o  the dollar
                 check to:             The Dreyfus Trust        amount you want
                 The Dreyfus Trust     Company, Custodian       to sell
                 Company, Custodian    P.O. Box 9552         o  the share class
                 P.O. Box 9552         Boston, MA            o  how and where
                 Boston, MA            02205-8568               to send the
                 02205-8568            Attn: Institutional      proceeds
                 Attn: Institutional   Processing            o  whether the
                 Processing                                     distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust      Not available
                                       Co., with these
                                       instructions:
                                       o     ABA # 011001234
                                       o     DDA #046590
                                       o     EEC code 5660
                                       o     Balanced Fund
                                       o     the share class
                                       o     your account
                                          number
                                       o     name(s) of
                                          investor(s)
                                       o     dealer number,
                                          if applicable
                                       ELECTRONIC CHECK. Same
                                       as wire, but before
                                       your account  number
                                       insert "086" for Class A,
                                       "087" for Class B, "088"
                                       for Class C, "089" for
                                       Class R, or "090" for
                                       Class T.
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]                              request a form to     instructions to
                 Not available         add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                                Dreyfus Founders Balanced Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018


More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

                         DREYFUS FOUNDERS DISCOVERY FUND


                    Pursuing capital appreciation through
             investments in stocks of small-cap growth companies




                               P R O S P E C T U S


                                   May 1, 2002






                                    Class A, B, C, R, and T Shares





Discovery Fund has discontinued public sales of its shares to new investors, but shareholders who have open Discovery Fund accounts may make additional investments and reinvest dividends and capital gains distributions in their accounts. Participants in certain retirement plans which have established
Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. Once a Discovery Fund account has been closed, additional investments in Discovery Fund may not be possible.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach......................................................104
  Main Risks...............................................................104
  Past Performance.........................................................105
  Expenses.................................................................106
  More About Investment Objective, Strategies, and Risks...................108
  Management...............................................................110
  Financial Highlights.....................................................111


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................116
  Distributions and Taxes..................................................122
  Brokerage Allocation.....................................................122
  Services for Fund Investors..............................................123
  Instructions for Regular Accounts........................................125
  Instructions for IRAs....................................................127


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

[in margin: DREYFUS FOUNDERS DISCOVERY FUND
Ticker Symbols: Class A:  FDIDX
Class B:  FDIEX
Class C:  FDICX
Class R:  FDIRX
Class T:  FDITX

DISCOVERY FUND IS CLOSED TO NEW INVESTORS (SEE PAGE 16 FOR MORE INFORMATION)

INVESTMENT APPROACH
The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in small and relatively unknown companies with high growth potential. The fund will normally invest at least 65% of its total assets in common stocks of small-cap companies. The fund also may invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risk of investing in this fund are:

o SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; may have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

[On side panel: Key concepts: GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.
SMALL-CAP COMPANIES: generally, those companies with market capitalizations of less than $2.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.]

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

PAST PERFORMANCE


The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.


                          Year-by-year total return
                as of 12/31 of each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                  -8.18   -17.78

Best Quarter: Q4 01 +23.93%                    Worst Quarter: Q3 01 -28.03%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.



                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year         Since
                                            Inception *
                             -------------  -------------
Class A                        -22.50%        -15.64%
return before taxes
Class A                        -22.56%        -16.58%
return after taxes on
distributions
Class A                        -13.65%        -12.50%
return after taxes on
distributions and sale of
fund shares
Class B                        -21.68%        -15.41%
returns before taxes
Class C                        -19.23%        -13.77%
returns before taxes
Class R                        -17.57%        -12.91%
returns before taxes
Class T                        -21.96%        -15.48%
returns before taxes
Russell 2000 Index              2.49%          -0.31%
Russell 2000 Growth Index       -9.23%        -16.09%

* Inception date 12/31/99.

The Russell 2000 Index is a widely recognized unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        0.79        0.79        0.79        0.79       0.79
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.15        0.17        0.16        0.15       0.22
TOTAL ANNUAL FUND            1.19        1.96        1.95        0.94       1.51
OPERATING EXPENSES3,4


1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."


[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $689        $931         $1,192       $1,935
Class B
with redemption      $599        $915         $1,257       $1,903*
without              $199        $615         $1,057       $1,903*
redemption
Class C
with redemption      $298        $612         $1,052       $2,275
without              $198        $612         $1,052       $2,275
redemption
Class R              $96         $300          $520        $1,155
Class T              $597        $906         $1,237       $2,170
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 0.79% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

Robert T. Ammann, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since 1997. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.


CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $34.79    $40.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.17)    (0.03)
(loss)
Net gains (losses) on
securities (both            (6.02)    (3.45)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (6.19)    (3.48)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains     (0.10)    (2.61)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.10)    (2.61)
                          ---------  --------
Net Asset Value - end of    $28.50    $34.79
period
                          =========  ========
TOTAL RETURN (%) 1        (17.78%)   (8.18%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.18%     1.20%
net assets (%) 2
Gross expenses to            1.19%     1.24%
average net assets (%) 2
Net investment income
(loss) to average net      (0.58%)   (0.21%)
assets (%)
Portfolio turnover rate       110%      108%
(%) 3
Net assets--end of period  $117,773   $131,298
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $34.49    $40.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.45)    (0.21)
(loss)
Net gains (losses) on
securities (both            (5.91)    (3.57)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (6.36)    (3.78)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains     (0.10)    (2.61)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.10)    (2.61)
                          ---------  --------
Net Asset Value - end of    $28.03    $34.49
period
                          =========  ========
TOTAL RETURN (%) 1        (18.43%)   (8.92%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.96%     1.94%
net assets (%) 2
Gross expenses to            1.97%     1.97%
average net assets (%) 2
Net investment income
(loss) to average net      (1.35%)   (1.02%)
assets (%)
Portfolio turnover rate       110%      108%
(%) 3
Net assets--end of period   $35,845   $50,883
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $34.51    $40.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.48)    (0.19)
(loss)
Net gains (losses) on
securities (both            (5.88)    (3.57)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (6.36)    (3.76)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains     (0.10)    (2.61)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.10)    (2.61)
                          ---------  --------
Net Asset Value - end of    $28.05    $34.51
period
                          =========  ========
TOTAL RETURN (%) 1        (18.42%)   (8.87%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.96%     1.94%
net assets (%) 2
Gross expenses to            1.98%     1.97%
average net assets (%) 2
Net investment income
(loss) to average net      (1.36%)   (1.01%)
assets (%)
Portfolio turnover rate       110%      108%
(%) 3
Net assets--end of period   $17,031   $25,275
(000s omitted)


1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $34.87    $40.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.08)      0.00
(loss) 1
Net gains (losses) on
securities (both            (6.05)    (3.40)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (6.13)    (3.40)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains     (0.10)    (2.61)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.10)    (2.61)
                          ---------  --------
Net Asset Value - end of    $28.64    $34.87
period
                          =========  ========
TOTAL RETURN (%)          (17.57%)   (7.98%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      0.94%     0.93%
net assets (%) 2
Gross expenses to            0.95%     0.96%
average net assets (%) 2
Net investment income
(loss) to average net      (0.38%)     0.01%
assets (%)
Portfolio turnover rate       110%      108%
(%) 3
Net assets--end of period   $61,163    $4,693
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $34.69    $40.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.33)    (0.09)
(loss)
Net gains (losses) on
securities (both            (6.02)    (3.49)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (6.35)    (3.58)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains     (0.10)    (2.61)
                          ---------  --------
TOTAL DISTRIBUTIONS         (0.10)    (2.61)
                          ---------  --------
Net Asset Value - end of    $28.24    $34.69
period
                          =========  ========
TOTAL RETURN (%) 1        (18.30%)   (8.43%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.82%     1.44%
net assets (%) 2
Gross expenses to            1.83%     1.48%
average net assets (%) 2
Net investment income
(loss) to average net      (1.24%)   (0.50%)
assets (%)
Portfolio turnover rate       110%      108%
(%) 3
Net assets--end of period    $2,341    $1,908
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT

FUND CLOSED TO NEW INVESTORS

Discovery Fund is closed to new investors. Shareholders of the fund who maintain open fund accounts may make additional purchases and reinvest dividends and capital gains distributions into their accounts. Participants in certain retirement plans which have established Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. Employees of Founders and directors of the company may also open new accounts in Discovery Fund if they do so directly with Founders.

Discovery  Fund  shareholders  who close their  accounts may be prohibited  from reactivating their accounts or opening new Discovery Fund accounts. This restriction applies to investments made directly with Founders or the distributor as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase Discovery fund shares before an investment is accepted. The fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC


o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.


MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]



DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 P.O. Box 9268         Dreyfus Founders         number
                 Boston, MA            Funds, Inc.           o  Discovery Fund
                 02205-8502            Discovery Fund        o  the dollar
                 Attn: Institutional   P.O. Box 9268            amount you want
                 Processing            Boston, MA               to sell
                                       02205-8502            o  the share class
                                       Attn: Institutional   o  how and where
                                       Processing               to send the
                                                                proceeds  Obtain
                                                             a         signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                   your bank send        your bank send     us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o  ABA #011001234     o  ABA #011001234     information on
                 o  DDA #046590        o  DDA #046590       file.  Proceeds will
                 o  EEC code 5660      o  EEC code 5660     be sent to your bank
                 o  Discovery Fund     o  Discovery Fund    by electronic check.
                 o  the share class    o  the share class
                 o  your Social        o  your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before  your  account
                    obtain an          number insert  "182"
                    account  number.   for  Class  A,  "183"
                    Return your        for Class B, "184"
                    application with   for Class C, "185"
                    the account        for Class R, or
                    number on the      "186" for Class T.
                    application.


                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        your name and
                 indicate the year     check.  Indicate the  signature
                 the contribution is   year the              your account number
                 for.                  contribution is for.  Discovery Fund
                 Mail your             Mail the slip and     the dollar amount
                 application and a     the check to:         you want to sell
                 check to:             The Dreyfus Trust     the share class
                 The Dreyfus Trust     Company, Custodian    how and where to
                 Company, Custodian    P.O. Box 9552         send the proceeds
                 P.O. Box 9552         Boston, MA            whether the
                 Boston, MA            02205-8568            distribution is
                 02205-8568            Attn: Institutional   qualified or
                 Attn: Institutional   Processing            premature
                 Processing                                  whether the 10%
                                                             TEFRA   should   be
                                                             withheld  Obtain  a
                                                             signature guarantee
                                                             or            other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust       Not available
                                       Co.,  with  these
                                       instructions:
                                       ABA  # 011001234
                                       DDA  #046590
                                       EEC  code  5660
                                       Discovery   Fund
                                       the  share  class
                                       your account  number
                                       name(s) of investor(s)
                                       dealer number, if
                                       applicable
                                       ELECTRONIC CHECK.
                                       Same as wire, but
                                       before  your
                                       account  number insert
                                       "182" for Class A,
                                       "183"  for  Class B,
                                       "184"  for Class C,
                                       "185" for Class R, or
                                       "186" for Class T.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------

AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]        Not available         request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                               Dreyfus Founders Discovery Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018


More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

131



                          DREYFUS FOUNDERS GROWTH FUND


                     Pursuing long-term growth of capital
                   through investments in growth companies




                               P R O S P E C T U S


                                   May 1, 2002






                                    Class A, B, C, R, and T Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach......................................................132
  Main Risks...............................................................132
  Past Performance.........................................................133
  Expenses.................................................................135
  More About Investment Objective, Strategies, and Risks...................137
  Management...............................................................139
  Financial Highlights.....................................................140


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................146
  Distributions and Taxes..................................................151
  Services for Fund Investors..............................................152
  Instructions for Regular Accounts........................................155
  Instructions for IRAs....................................................157


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

[in margin: DREYFUS FOUNDERS GROWTH FUND
Ticker Symbols: Class A:  FRGDX
Class B:  FRGEX
Class C:  FRGFX
Class R:  FRGYX
Class T:  FRGZX]

INVESTMENT APPROACH

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in common stocks of well-established, high-quality growth companies. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders' assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably than other equity funds using different investment styles.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

[On side panel: Key concepts:  GROWTH COMPANIES:  companies whose earnings are
-
expected to grow faster than the overall market.
"BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.]


PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.


                          Year-by-year total return
                  as of 12/31 each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -27.30   -24.89

Best Quarter: Q4 01 +13.96%                    Worst Quarter: Q4 00 -25.07%


The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year          Since
                                             Inception *
                             -------------  ---------------
Class A                        -29.23%         -28.27%
return before taxes
Class A                        -29.23%         -30.00%
return after taxes on
distributions
Class A                        -17.80%         -21.75%
return after taxes on
distributions and sale of
fund shares
Class B                        -28.36%         -27.78%
returns before taxes
Class C                        -26.32%         -26.66%
returns before taxes
Class R                        -24.88%         -25.99%
returns before taxes
Class T                        -29.20%         -28.30%
returns before taxes
S&P 500 Index                  -11.90%         -10.53%
Russell 1000 Growth Index      -20.42%         -21.43%

* Inception date 12/31/99.

The Standard & Poor's (S&P) 500 Index is a market-value weighted, unmanaged index of common stocks considered representative of the broad market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        0.69        0.69        0.69        0.69       0.69
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.20        0.21        0.21        0.19       0.21
TOTAL ANNUAL FUND            1.14        1.90        1.90        0.88       1.40
OPERATING EXPENSES3,4


1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $685        $916         $1,167       $1,881
Class B
with redemption      $593        $897         $1,226       $1,843*
without              $193        $597         $1,026       $1,843*
redemption
Class C
with redemption      $293        $597         $1,026       $2,222
without              $193        $597         $1,026       $2,222
redemption
Class R              $90         $281          $488        $1,084
Class T              $586        $873         $1,181       $2,054
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES


ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 0.69% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

John B. Jares, vice president of investments and chartered financial analyst, joined Founders in November 2001 and has been the fund's portfolio manager since that time. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS
The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.02    $23.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.05)    (0.05)
(loss)
Net gains (losses) on
securities (both            (3.44)    (6.39)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (3.49)    (6.44)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.42)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.42)
                          ---------  --------
Net Asset Value - end of    $10.53    $14.02
period
                          =========  ========
TOTAL RETURN (%) 1        (24.89%)   (27.30%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.20%     1.05%
net assets (%) 2
Gross expenses to            1.21%     1.08%
average net assets (%) 2
Net investment income
(loss) to average net      (0.47%)   (0.54%)
assets (%)
Portfolio turnover rate       152%      182%
(%) 3
Net assets--end of period    $7,795    $8,655
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $13.91    $23.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.13)    (0.11)
(loss)
Net gains (losses) on
securities (both            (3.40)    (6.44)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (3.53)    (6.55)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.42)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.42)
                          ---------  --------
Net Asset Value - end of    $10.38    $13.91
period
                          =========  ========
TOTAL RETURN (%) 1        (25.38%)   (27.77%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.92%     1.80%
net assets (%) 2
Gross expenses to            1.93%     1.82%
average net assets (%) 2
Net investment income
(loss) to average net      (1.20%)   (1.29%)
assets (%)
Portfolio turnover rate       152%      182%
(%) 3
Net assets--end of period   $19,829   $25,359
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $13.92    $23.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.18)    (0.10)
(loss)
Net gains (losses) on
securities (both            (3.38)    (6.44)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (3.56)    (6.54)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.42)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.42)
                          ---------  --------
Net Asset Value - end of    $10.36    $13.92
period
                          =========  ========
TOTAL RETURN (%) 1        (25.58%)   (27.72%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.10%     1.80%
net assets (%) 2
Gross expenses to            2.11%     1.82%
average net assets (%) 2
Net investment income
(loss) to average net      (1.38%)   (1.28%)
assets (%)
Portfolio turnover rate       152%      182%
(%) 3
Net assets--end of period    $2,979    $4,384
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.07    $23.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.02)    (0.02)
(loss)
Net gains (losses) on
securities (both            (3.48)    (6.37)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (3.50)    (6.39)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.42)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.42)
                          ---------  --------
Net Asset Value - end of    $10.57    $14.07
period
                          =========  ========
TOTAL RETURN (%)          (24.88%)   (27.08%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.46%     0.79%
net assets (%) 1
Gross expenses to            1.46%     0.82%
average net assets (%) 1
Net investment income
(loss) to average net      (0.72%)   (0.29%)
assets (%)
Portfolio turnover rate       152%      182%
(%) 2
Net assets--end of period    $2,023        $9
(000s omitted)

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.00    $23.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.19)    (0.09)
(loss)
Net gains (losses) on
securities (both            (3.43)    (6.37)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (3.62)    (6.46)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.42)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.42)
                          ---------  --------
Net Asset Value - end of    $10.38    $14.00
period
                          =========  ========
TOTAL RETURN (%) 1        (25.86%)   (27.38%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.55%     1.29%
net assets (%) 2
Gross expenses to            2.56%     1.32%
average net assets (%) 2
Net investment income
(loss) to average net      (1.83%)   (0.80%)
assets (%)
Portfolio turnover rate       152%      182%
(%) 3
Net assets--end of period      $621      $802
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]



DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS
--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Growth Fund           Dreyfus Founders         number
                 P.O. Box 9268         Funds, Inc.           o  Growth Fund
                 Boston, MA            Growth Fund           o  the dollar
                 02205-8502            P.O. Box 9268            amount you want
                 Attn: Institutional   Boston, MA               to sell
                 Processing            02205-8502            o  the share class
                                       Attn: Institutional   o  how and where
                                       Processing               to send the
                                                                proceeds  Obtain
                                                             a     signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046485     o  DDA #046485       file.  Proceeds will
                 o     EEC code 5650   o  EEC code 5650     be sent to your bank
                 o     Growth Fund     o  Growth Fund       by electronic check.
                 o     the share class o  the share class
                 o     your Social     o  your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before  your  account
                    obtain an account  number insert  "213"
                    number.  Return    for  Class  A,  "214"
                    your application   for Class B, "215"
                    with the account   for Class C, "216"
                    number on the      for Class R, or
                    application.       "217" for Class T.


                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------

AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

[On side panel: To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.]

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Growth Fund
                 application and a     the check to:         o  the dollar
                 check to:             The Dreyfus Trust        amount you want
                 The Dreyfus Trust     Company, Custodian       to sell
                 Company, Custodian    P.O. Box 9552         o  the share class
                 P.O. Box 9552         Boston, MA            o  how and where
                 Boston, MA            02205-8568               to send the
                 02205-8568            Attn: Institutional      proceeds
                 Attn: Institutional   Processing            o  whether the
                 Processing                                     distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust  Not available
                                       Co., with these
                                       instructions:
                                       o     ABA # 011001234
                                       o     DDA #046485
                                       o     EEC code 5650
                                       o     Growth Fund
                                       o     the share class
                                       o     your account
                                          number
                                       o     name(s) of
                                          investor(s)
                                       o     dealer number,
                                          if applicable
                                       ELECTRONIC CHECK. Same
                                       as wire,  but before
                                       your account  number
                                       insert "213" for Class A,
                                       "214" for Class B,  "215"
                                       for Class C, "216" for
                                       Class R,
                                       or "217" for Class T.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic: xxx]                         representative to     Call us to request
                                       request a form to     instructions to
                 Not available         add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors".
                                       Complete and return
                                       the form along with
                                       any  other required
                                       materials.   All
                                       contributions  will
                                       count as current year
                                       contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                                  Dreyfus Founders Growth Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

161



                                DREYFUS FOUNDERS
                             GROWTH AND INCOME FUND


               Pursuing long-term growth of capital and income
                   through investments in growth companies




                               P R O S P E C T U S


                                   May 1, 2002






                                    CLASS A, B, C, R, and T SHARES







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS

  Investment Approach......................................................162
  Main Risks...............................................................162
  Past Performance.........................................................163
  Expenses.................................................................165
  More About Investment Objective, Strategies, and Risks...................167
  Management...............................................................169
  Financial Highlights.....................................................170


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................176
  Distributions and Taxes..................................................181
  Brokerage Allocation.....................................................182
  Services for Fund Investors..............................................182
  Instructions for Regular Accounts........................................185
  Instructions for IRAs....................................................187


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

DREYFUS FOUNDERS GROWTH AND INCOME FUND
Ticker Symbols: Class A:  FRMAX
Class B:  FRMEX
Class C:  FRMDX
Class R:  FRMRX
Class T:  FRMVX

INVESTMENT APPROACH

The fund seeks long-term growth of capital and income. To pursue this goal, the fund primarily invests in common stocks of large, well-established and mature companies of great financial strength. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products, and services. The fund normally invests at least 65% of its total assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the NASDAQ Composite Index and that generally pay regular dividends.

The fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The fund may also invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC ("Founders") manages the fund using a core approach with a growth tilt. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts: The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders' assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

[On side panel: Key concepts: GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.
"BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.
LARGE COMPANIES: generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the stock market as a whole.
DIVIDEND: a payment of stock or cash from a company's profits to its stockholders.]

[On side panel: What the fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]


PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.


                          Year-by-year total return
                  as of 12/31 each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -19.04   -18.65

Best Quarter: Q4 01 +8.66%                     Worst Quarter: Q4 00 -16.06%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.


                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year         Since
                                             Inception*
                             -------------  -------------
Class A                        -23.33%        -21.19%
return before taxes
Class A                        -23.33%        -21.75%
return after taxes on
distributions
Class A                        -14.20%        -16.42%
return after taxes on
distributions and sale of
fund shares
Class B                        -21.64%        -20.75%
returns before taxes
Class C                        -20.39%        -19.77%
returns before taxes
Class R                        -17.39%        -18.15%
returns before taxes
Class T                        -22.66%        -21.18%
returns before taxes
S&P 500 Index                  -11.90%        -10.53%
Russell 1000 Growth Index      -20.42%        -21.43%

* Inception date 12/31/99.


The Standard & Poor's (S&P) 500 Index is a market-value weighted, unmanaged index of common stocks considered representative of the broad market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values. In future prospectuses, the fund's performance will no longer be compared to the Russell 1000 Growth Index, as the fund's composition corresponds more closely to the other index.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.


       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        0.64        0.64        0.64        0.64       0.64
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.11        0.11        0.12        0.11       0.11
TOTAL ANNUAL FUND            1.00        1.75        1.76        0.75       1.25
OPERATING EXPENSES3,4

1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $671        $875         $1,096       $1,729
Class B
With redemption      $578        $851         $1,149       $1,682*
Without              $178        $551          $949        $1,682*
redemption
Class C
With redemption      $279        $554          $954        $2,073
Without              $179        $554          $954        $2,073
redemption
Class R              $77         $240          $417         $930
Class T              $572        $829         $1,105       $1,893
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Expenses used in this example reflect the state registration fee reimbursement but do not include other credits or reimbursements. Because actual return and expenses will vary, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES


ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 0.64% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

John B. Jares, vice president of investments and chartered financial analyst, joined Founders in November 2001 and has been the fund's portfolio manager since that time. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS
The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $5.73     $7.61
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.07)      0.00
(loss) 1
Net gains (losses) on
securities (both            (1.00)    (1.45)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.07)    (1.45)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains 2     0.00    (0.43)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (0.43)
                          ---------  --------
Net Asset Value - end of     $4.66     $5.73
period
                          =========  ========
TOTAL RETURN (%) 3        (18.65%)   (19.04%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.98%     1.01%
net assets (%) 4
Gross expenses to            2.98%     1.06%
average net assets (%) 4
Net investment income
(loss) to average net      (1.82%)   (0.03%)
assets (%)
Portfolio turnover rate       144%      165%
(%) 5
Net assets--end of period      $442      $318
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.

2 Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

3    Sales charges are not reflected in the total return.

4 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

5 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $5.65     $7.61
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.04)    (0.02)
(loss)
Net gains (losses) on
securities (both            (1.00)    (1.51)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.04)    (1.53)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains 1     0.00    (0.43)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (0.43)
                          ---------  --------
Net Asset Value - end of     $4.61     $5.65
period
                          =========  ========
TOTAL RETURN (%) 2        (18.38%)   (20.09%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.19%     1.76%
net assets (%) 3
Gross expenses to            2.20%     1.80%
average net assets (%) 3
Net investment income
(loss) to average net      (1.03%)   (0.88%)
assets (%)
Portfolio turnover rate       144%      165%
(%) 4
Net assets--end of period    $1,599    $1,170
(000s omitted)

1 Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

2    Sales charges are not reflected in the total return.

3 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $5.66     $7.61
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.13)    (0.01)
(loss)
Net gains (losses) on
securities (both            (0.98)    (1.51)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.11)    (1.52)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains 1     0.00    (0.43)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (0.43)
                          ---------  --------
Net Asset Value - end of     $4.55     $5.66
period
                          =========  ========
TOTAL RETURN (%) 2        (19.58%)   (19.96%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.16%     1.75%
net assets (%) 3,4
Gross expenses to            3.17%     1.84%
average net assets (%)
3,4
Net investment income
(loss) to average net      (2.01%)   (0.83%)
assets (%) 4
Portfolio turnover rate       144%      165%
(%) 5
Net assets--end of period      $270      $343
(000s omitted)

1 Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

2    Sales charges are not reflected in the total return.

3 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

4 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 3.55%. The gross expense ratio would have been 3.56%. The net investment (loss) ratio would have been (2.40%).

5 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $5.74     $7.61
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.01)      0.00
(loss) 1
Net gains (losses) on
securities (both            (0.99)    (1.44)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.00)    (1.44)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains 2     0.00    (0.43)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (0.43)
                          ---------  --------
Net Asset Value - end of     $4.74     $5.74
period
                          =========  ========
TOTAL RETURN (%)          (17.39%)   (18.91%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.72%     0.76%
net assets (%) 3,4
Gross expenses to            2.73%     0.79%
average net assets (%)
3,4
Net investment income
(loss) to average net      (1.68%)     0.01%
assets (%) 4
Portfolio turnover rate       144%      165%
(%) 5
Net assets--end of period       $51        $1
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.

2 Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

3 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

4 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 82.22%. The gross expense ratio would have been 82.23%. The net investment (loss) ratio would have been (81.18)% (2001).

5 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $5.68     $7.61
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.09)    (0.01)
(loss)
Net gains (losses) on
securities (both            (0.99)    (1.49)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (1.08)    (1.50)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains 1     0.00    (0.43)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (0.43)
                          ---------  --------
Net Asset Value - end of     $4.60     $5.68
period
                          =========  ========
TOTAL RETURN (%) 2        (18.99%)   (19.69%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.13%     1.25%
net assets (%) 3,4
Gross expenses to            3.14%     1.28%
average net assets (%)
3,4
Net investment income
(loss) to average net      (1.96%)   (0.40%)
assets (%)4
Portfolio turnover rate       144%      165%
(%) 5
Net assets--end of period      $127       $82
(000s omitted)

1 Distributions from net realized gains for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

2    Sales charges are not reflected in the total return.

3 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

4 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 6.31%. The gross expense ratio would have been 6.32%. The net investment (loss) ratio would have been (5.14)%.

5 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]



DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT    TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Growth and Income     Dreyfus Founders         number
                 Fund                  Funds, Inc.           o  the Growth and
                 P.O. Box 9268         Growth and Income        Income Fund
                 Boston, MA            Fund                  o  the dollar
                 02205-8502            P.O. Box 9268            amount you want
                 Attn: Institutional   Boston, MA               to sell
                 Processing            02205-8502            o  the share class
                                       Attn: Institutional   o  how and where
                                       Processing               to send the
                                                                proceeds  Obtain
                                                             a         signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT    TO SELL SHARES
--------------------------------------------------------------------------------

BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046485     o  DDA #046485       file.  Proceeds will
                 o     EEC code 5650   o  EEC code 5650     be sent to your bank
                 o     Growth and      o  Growth and        by electronic check.
                    Income Fund           Income Fund
                 o     the share class o     the share class
                 o     your Social     o     your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before  your  account
                    obtain an account  number insert  "275"
                    number.  Return    for  Class  A, "276"
                    your application   for Class B, "277"
                    with the account   for Class C, "278"
                    number on the      for Class R, or
                    application.       "279" for Class T.

                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]


INSTRUCTIONS FOR IRAS
--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT    TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Growth and
                 application and a     the check to:            Income Fund
                 check to:             The Dreyfus Trust     o  the dollar
                 The Dreyfus Trust     Company, Custodian       amount you want
                 Company, Custodian    P.O. Box 9552            to sell
                 P.O. Box 9552         Boston, MA            o  the share class
                 Boston, MA            02205-8568            o  how and where
                 02205-8568            Attn: Institutional      to send the
                 Attn: Institutional   Processing               proceeds
                 Processing                                  o  whether the
                                                                distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT    TO ADD TO AN ACCOUNT    TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust      Not available
                                       Co., with these
                                       instructions:
                                       ABA  # 011001234
                                       DDA  #046485
                                       EEC  code  5650
                                       Growth  and Income
                                       Fund the share class
                                       your  account number
                                       name(s) of investor(s)
                                       dealer number, if
                                       applicable
                                       ELECTRONIC CHECK.
                                       Same as wire, but
                                       before your account
                                       number insert "275"
                                       for Class A, "276" for
                                       Class B, "277" for
                                       Class C,  "278" for
                                       Class R, or "279" for
                                       Class T.
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]        Not available         request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                       Dreyfus Founders Growth and Income Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

                  DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND


                     Pursuing long-term growth of capital
                  through investments in foreign securities





                               P R O S P E C T U S


                                   May 1, 2002






                                    Class A, B, C, R, and T Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any represenation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach......................................................192
  Main Risks...............................................................192
  Past Performance.........................................................194
  Expenses.................................................................195
  More About Investment Objective, Strategies, and Risks...................197
  Management...............................................................200
  Financial Highlights.....................................................201


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................207
  Distributions and Taxes..................................................212
  Brokerage Allocation.....................................................213
  Services for Fund Investors..............................................213
  Instructions for Regular Accounts........................................216
  Instructions for IRAs....................................................218


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND
[in margin: DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
Ticker Symbols: Class A:  FOIAX
Class B:  FOIDX
Class C:  FOICX
Class R:  FOIRX
Class T:  FOIUX]

INVESTMENT APPROACH

The fund, an international fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o    FOREIGN   INVESTMENT  RISK.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

     o MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
     o REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are generally less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     o CURRENCY RISK. The fund's assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
     o POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic, or social instability.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

[On side panel: Key concepts: INTERNATIONAL FUND: a type of mutual fund that generally invests in securities traded anywhere in the world, except the United States.
GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. FOREIGN SECURITIES: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.]

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.


                          Year-by-year total return
                  as of 12/31 each year (%) - Class A shares


  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -17.60   -30.44


Best Quarter: Q4 01 +8.55%                     Worst Quarter: Q3 01 -19.79%


The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.


                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year          Since
                                             Inception *
                             -------------  --------------
Class A                        -34.45%         -26.50%
return before taxes
Class A                        -34.45%         -27.89%
return after taxes on
distributions
Class A                        -20.98%         -20.73%
return after taxes on
distributions and sale of
fund shares
Class B                        -33.69%         -26.20%
returns before taxes
Class C                        -31.60%         -24.90%
returns before taxes
Class R                        -30.24%         -24.12%
returns before taxes
Class T                        -33.75%         -26.23%
returns before taxes
Morgan Stanley Capital         -21.40%         -17.48%
International World ex U.S.
Index
Morgan Stanley Capital         -19.73%         -17.55%
International All-Country
World ex U.S. Free Index

* Inception date 12/31/99.

The Morgan Stanley Capital International (MSCI) World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand and the Far East. Since-Inception performance data for the MSCI World ex U.S. Index is from December 31, 1995 through December 31, 2001. The MSCI All-Country World ex U.S. Free Index measures the performance of equity securities in both emerging and developed markets outside the United States. Only securities available to foreign (non-local) investors are included.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the table below.


        FEE TABLE            Class A   Class B    Class C    Class R    Class T
---------------------------  --------  ---------  ---------  ---------  --------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
*  Maximum front-end          5.75        none        none       none       4.50
   sales charge on
   purchases as a % of
   offering price
*  Maximum contingent        none1        4.00        1.00       none      none1
   deferred sales charge
   (CDSC) as a % of
   purchase or sale
   price, whichever is
   less
*  Maximum sales              none        none        none       none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
*  Management fees2          0.75        0.75        0.75        0.75       0.75
*  Rule 12b-1 fee            none        0.75        0.75        none       0.25
*  Shareholder               0.25        0.25        0.25        none       0.25
   services fee
*  Other expenses3,4         0.61        0.62        0.61        0.57       0.65
TOTAL ANNUAL FUND            1.61        2.37        2.36        1.32       1.90
OPERATING EXPENSES with
management fee waiver but
without other
reimbursements and
waivers 2,4,5
TOTAL ANNUAL FUND            1.40        2.15        2.15        1.15       1.65
OPERATING EXPENSES with
all reimbursements and
waivers 2,4,5,6

1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 Founders has agreed to permanently reduce the fund's management fee from 1.00% to 0.75% of the fund's average net assets pursuant to a contractual commitment. Accordingly, this information has been restated to reflect current fees.
3 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
4    Restated to reflect current state registration fees.
5 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."
6 Founders has agreed to permanently limit the total expenses of the fund pursuant to a contractual commitment so that total annual fund operating expenses (with reimbursements, waivers and any credits earned at the custodian) will not exceed Class A - 1.40%; Class B and C - 2.15%; Class R
     - 1.15% and Class T - 1.65%. This information has been restated to reflect the current expense limitations.


[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $709        $993         $1,297       $2,158
Class B
with redemption      $618        $973         $1,354       $2,117*
without              $218        $673         $1,154       $2,117*
redemption
Class C
with redemption      $318        $673         $1,154       $2,483
without              $218        $673         $1,154       $2,483
redemption
Class R              $117        $365          $633        $1,398
Class T              $610        $947         $1,307       $2,317
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only. These examples are based on total annual fund operating expenses (with all reimbursements and waivers), which reflect Founders' permanent management fee waiver and expense limitation.


MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o EMERGING MARKETS RISK. The fund invests in emerging markets. These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

o ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 0.81% of the fund's average daily net assets. Effective April 1, 2001, Founders agreed to permanently reduce the fund's management fee from 1.00% to 0.75% of average net assets.


To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

A. Edward Allinson, chartered financial analyst, has been the fund's portfolio manager since April 2002. Mr. Allinson has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999.


Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS
The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2000 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.42    $19.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.00    (0.03)
(loss) 1
Net gains (losses) on
securities (both            (4.39)    (3.53)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.39)    (3.56)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.90)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.90)
                          ---------  --------
Net Asset Value - end of    $10.03    $14.42
period
                          =========  ========
TOTAL RETURN (%) 2        (30.44%)   (17.60%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.44%     1.77%
net assets (%) 3,4
Gross expenses to            1.46%     1.82%
average net assets (%)
3,4
Net investment income
(loss) to average net      (0.74%)   (0.36%)
assets (%) 4
Portfolio turnover rate       213%      184%
(%) 5
Net assets--end of period   $29,151    $4,434
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

2    Sales charges are not reflected in the total return.

3 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

4 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 1.76%. The gross expense ratio would have been 1.78%. The net investment (loss) ratio would have been (1.06%).

5 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.29    $19.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.12)    (0.09)
(loss)
Net gains (losses) on
securities (both            (4.30)    (3.60)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.42)    (3.69)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.90)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.90)
                          ---------  --------
Net Asset Value - end of     $9.87    $14.29
period
                          =========  ========
TOTAL RETURN (%) 1        (30.93%)   (18.27%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.26%     2.52%
net assets (%) 2,3
Gross expenses to            2.28%     2.57%
average net assets (%)
2,3
Net investment income
(loss) to average net      (1.03%)   (1.18%)
assets (%) 3
Portfolio turnover rate       213%      184%
(%) 4
Net assets--end of period    $3,786    $5,129
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 2.65%. The gross expense ratio would have been 2.67%. The net investment (loss) ratio would have been (1.42%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.27    $19.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.16)    (0.07)
(loss)
Net gains (losses) on
securities (both            (4.25)    (3.64)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.41)    (3.71)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.90)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.90)
                          ---------  --------
Net Asset Value - end of     $9.86    $14.27
period
                          =========  ========
TOTAL RETURN (%) 1        (30.90%)   (18.37%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.26%     2.50%
net assets (%) 2,3
Gross expenses to            2.29%     2.55%
average net assets (%)
2,3
Net investment income
(loss) to average net      (0.99%)   (1.18%)
assets (%) 3
Portfolio turnover rate       213%      184%
(%) 4
Net assets--end of period    $1,429    $2,635
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 2.83%. The gross expense ratio would have been 2.85%. The net investment (loss) ratio would have been (1.56%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.45    $19.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.00    (0.01)
(loss) 1
Net gains (losses) on
securities (both            (4.37)    (3.52)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.37)    (3.53)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.90)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.90)
                          ---------  --------
Net Asset Value - end of    $10.08    $14.45
period
                          =========  ========
TOTAL RETURN (%)          (30.24%)   (17.45%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.26%     1.53%
net assets (%) 2,3
Gross expenses to            1.28%     1.63%
average net assets (%)
2,3
Net investment income
(loss) to average net      (0.04%)   (0.40%)
assets (%) 3
Portfolio turnover rate       213%      184%
(%) 4
Net assets--end of period    $6,102    $2,716
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2001 aggregated less than $0.01 on a per share basis.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 1.55%. The gross expense ratio would have been 1.57%. The net investment (loss) ratio would have been (0.33%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.37    $19.88
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.09)    (0.06)
(loss)
Net gains (losses) on
securities (both            (4.31)    (3.55)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.40)    (3.61)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.90)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.90)
                          ---------  --------
Net Asset Value - end of     $9.97    $14.37
period
                          =========  ========
TOTAL RETURN (%) 1        (30.62%)   (17.85%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.77%     1.98%
net assets (%) 2,3
Gross expenses to            1.80%     2.03%
average net assets (%)
2,3
Net investment income
(loss) to average net      (0.53%)   (0.70%)
assets (%) 3
Portfolio turnover rate       213%      184%
(%) 4
Net assets--end of period      $343      $654
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 2.83%. The gross expense ratio would have been 2.86%. The net investment (loss) ratio would have been (1.59%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]



DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 International Equity  Dreyfus Founders         number
                 Fund                  Funds, Inc.           o  International
                 P.O. Box 9268         International Equity     Equity Fund
                 Boston, MA            Fund                  o  the dollar
                 02205-8502            P.O. Box 9268            amount you want
                 Attn: Institutional   Boston, MA               to sell
                 Processing            02205-8502            o  the share class
                                       Attn: Institutional   o  how and where
                                       Processing               to send the
                                                                proceeds  Obtain
                                                             a      signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046590     o  DDA #046590       file.  Proceeds will
                 o     EEC code 5660   o  EEC code 5660     be sent to your bank
                 o     International   o  International     by electronic check.
                    Equity Fund           Equity Fund
                 o     the share class o     the share class
                 o     your Social     o     your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number,     if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before your account
                    obtain an account  number insert "360"
                    number. Return     for Class A, "361"
                    your application   for Class B, "362"
                    with the account   for Class C, "363"
                    number on the      for Class R, or
                    application.       "364" for Class T.

                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  International
                 application and a     the check to:            Equity Fund
                 check to:             The Dreyfus Trust     o  the dollar
                 The Dreyfus Trust     Company, Custodian       amount you want
                 Company, Custodian    P.O. Box 9552            to sell
                 P.O. Box 9552         Boston, MA            o  the share class
                 Boston, MA            02205-8568            o  how and where
                 02205-8568            Attn: Institutional      to send the
                 Attn: Institutional   Processing               proceeds
                 Processing                                  o  whether the
                                                                distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust      Not available
                                       Co., with these
                                       instructions:
                                       o  ABA # 011001234
                                       o  DDA #046590
                                       o  EEC code 5660
                                       o  International
                                          Equity Fund
                                       o  the share class
                                       o  your account
                                          number
                                       o  name(s) of
                                          investor(s)
                                       o  dealer number,
                                          if applicable
                                       ELECTRONIC  CHECK. Same
                                       as wire, but before your
                                       account number insert
                                       "360" for Class A, "361"
                                       for Class B, "362" for
                                       Class C, "363" for Class R,
                                       or "364" for Class T.
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]        Not available         request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                    Dreyfus Founders International Equity Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

                      DREYFUS FOUNDERS MID-CAP GROWTH FUND


                    Pursuing capital appreciation through
                   investments in mid-cap growth companies




                                   PROSPECTUS


                                   May 1, 2002






                                    Class A, B, C, R, and T Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach......................................................223
  Main Risks...............................................................223
  Past Performance.........................................................224
  Expenses.................................................................226
  More About Investment Objective, Strategies, and Risks...................228
  Management...............................................................230
  Financial Highlights.....................................................231


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................237
  Distributions and Taxes..................................................242
  Brokerage Allocation.....................................................243
  Services for Fund Investors..............................................243
  Instructions for Regular Accounts........................................246
  Instructions for IRAs....................................................248


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

[in margin: DREYFUS FOUNDERS MID-CAP GROWTH FUND
Ticker Symbols: Class A:  FRSDX
Class B:  FRSFX
Class C:  FRSCX
Class R:  FRSRX
Class T:  FRSVX]

INVESTMENT APPROACH

The fund seeks capital appreciation by emphasizing investments in equity securities of mid-cap companies with favorable growth prospects. The fund normally invests at least 80% of its net assets in equity securities of companies having a market capitalization within the capitalization range of companies comprising the Russell Midcap Growth Index. The fund also may invest in larger or smaller companies if they represent better prospects for capital appreciation. The fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o SMALL AND MID-CAP COMPANY RISK. While small and mid-cap companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve greater risks of loss and price fluctuations. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small or mid-cap company, if it realizes any gain at all.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

[On side panel: Key concepts: GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.
"BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]


PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.


                          Year-by-year total return
                as of 12/31 of each year (%) - Class A Shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -23.40   -21.46

Best Quarter: Q4 01 +19.44%                    Worst Quarter: Q3 01 -27.09%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year         Since
                                             Inception*
                             -------------  -------------
Class A                        -26.02%        -24.70%
return before taxes
Class A                        -26.02%        -28.69%
return after taxes on
distributions
Class A                        -15.85%        -19.96%
return after taxes on
distributions and sale of
fund shares
Class B                        -24.67%        -23.87%
returns before taxes
Class C                        -23.00%         -23.19
returns before taxes
Class R                        -20.73%        -22.02%
returns before taxes
Class T                        -25.50%        -24.70%
returns before taxes
Russell MidCap Growth Index    -20.15%        -16.05%
S&P MidCap 400 Index            -0.60%         8.07%

* Inception date 12/31/99.


The Russell MidCap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies. The Standard & Poor's (S&P) MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representations. In future prospectuses, the fund's performance will no longer be compared to the S&P MidCap 400 Index , as the fund's composition corresponds more closely to the other index.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.


       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        0.80        0.80        0.80        0.80       0.80
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.17        0.17        0.18        0.14       0.18
TOTAL ANNUAL FUND            1.22        1.97        1.98        0.94       1.48
OPERATING EXPENSES3,4

1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $692        $940         $1,207       $1,967
Class B
with redemption      $600        $918         $1,262       $1,924*
without              $200        $618         $1,062       $1,924*
redemption
Class C
with redemption      $301        $621         $1,068       $2,306
without              $201        $621         $1,068       $2,306
redemption
Class R              $96         $300          $520        $1,155
Class T              $594        $897         $1,222       $2,139
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 0.80% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

Kevin S. Sonnett, vice president of investments and chartered financial analyst, has been the fund's lead portfolio manager since December 1999. Mr. Sonnett joined Founders in February 1997 as an equity analyst for the small- and mid-cap investment team.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $4.38     $8.68
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.06)    (0.02)
(loss)
Net gains (losses) on
securities (both            (0.88)    (2.05)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.94)    (2.07)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (2.23)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (2.23)
                          ---------  --------
Net Asset Value - end of     $3.44     $4.38
period
                          =========  ========
TOTAL RETURN (%) 1        (21.46%)   (23.40%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.46%     1.25%
net assets (%) 2
Gross expenses to            2.47%     1.29%
average net assets (%) 2
Net investment income
(loss) to average net      (1.93%)   (0.74%)
assets (%)
Portfolio turnover rate       214%      226%
(%) 3
Net assets--end of period      $538      $625
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $4.32     $8.68
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.05)    (0.04)
(loss)
Net gains (losses) on
securities (both            (0.88)    (2.09)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.93)    (2.13)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (2.23)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (2.23)
                          ---------  --------
Net Asset Value - end of     $3.39     $4.32
period
                          =========  ========
TOTAL RETURN (%) 1        (21.53%)   (24.14%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.58%     1.99%
net assets (%) 2
Gross expenses to            2.59%     2.04%
average net assets (%) 2
Net investment income
(loss) to average net      (2.06%)   (1.47%)
assets (%)
Portfolio turnover rate       214%      226%
(%) 3
Net assets--end of period    $1,138    $1,047
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $4.32     $8.68
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.08)    (0.04)
(loss)
Net gains (losses) on
securities (both            (0.88)    (2.09)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.96)    (2.13)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (2.23)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (2.23)
                          ---------  --------
Net Asset Value - end of     $3.36     $4.32
period
                          =========  ========
TOTAL RETURN (%) 1        (22.22%)   (24.14%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.93%     2.00%
net assets (%) 2,3
Gross expenses to            3.94%     2.04%
average net assets (%)
2,3
Net investment income
(loss) to average net      (3.41%)   (1.46%)
assets (%) 3
Portfolio turnover rate       214%      226%
(%) 4
Net assets--end of period      $380      $422
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 4.24%. The gross expense ratio would have been 4.25%. The net investment (loss) ratio would have been (3.72%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $4.39     $8.68
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income         0.01    (0.03)
(loss)
Net gains (losses) on
securities (both            (0.92)    (2.03)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.91)    (2.06)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (2.23)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (2.23)
                          ---------  --------
Net Asset Value - end of     $3.48     $4.39
period
                          =========  ========
TOTAL RETURN (%)          (20.73%)   (23.28%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.89%     1.00%
net assets (%) 1,2
Gross expenses to            2.91%     1.03%
average net assets (%)
1,2
Net investment income
(loss) to average net      (2.40%)   (0.55%)
assets (%) 2
Portfolio turnover rate       214%      226%
(%) 3
Net assets--end of period       $49        $7
(000s omitted)

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 57.53%. The gross expense ratio would have been 57.54%. The net investment (loss) ratio would have been (57.04%).

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -            $4.35     $8.68
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.11)    (0.02)
(loss)
Net gains (losses) on
securities (both            (0.85)    (2.08)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (0.96)    (2.10)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (2.23)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (2.23)
                          ---------  --------
Net Asset Value - end of     $3.39     $4.35
period
                          =========  ========
TOTAL RETURN (%) 1        (22.07%)   (23.80%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.11%     1.50%
net assets (%) 2,3
Gross expenses to            3.13%     1.55%
average net assets (%)
2,3
Net investment income
(loss) to average net      (2.57%)   (0.98%)
assets (%) 3
Portfolio turnover rate       214%      226%
(%) 4
Net assets--end of period       $20       $29
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 28.89%. The gross expense ratio would have been 28.91%. The net investment income ratio would have been (28.35%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]



DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Mid-Cap Growth Fund   Dreyfus Founders         number
                 P.O. Box 9268         Funds, Inc.           o  Mid-Cap Growth
                 Boston, MA            Mid-Cap Growth Fund      Fund
                 02205-8502            P.O. Box 9268         o  the dollar
                 Attn: Institutional   Boston, MA               amount you want
                 Processing            02205-8502               to sell
                                       Attn: Institutional   o  the share class
                                       Processing            o  how and where
                                                                to send the
                                                                proceeds  Obtain
                                                             a         signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing

--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046485     o  DDA #046485       file.  Proceeds will
                 o     EEC code 5650   o  EEC code 5650     be sent to your bank
                 o     Mid-Cap Growth  o  Mid-Cap Growth    by electronic check.
                    Fund                  Fund
                 o     the share class o     the share class
                 o     your Social     o     your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number,     if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to before  your  account  obtain an  account  number
                    insert  "291"  number.   Return  for  Class  A,  "292"  your
                    application for Class B, "293" with the account for Class C, "294" number on the for Class R, or application. "295" for Class T.

                                       o     TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

[On side panel: To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.]

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Mid-Cap Growth
                 application and a     the check to:            Fund
                 check to:             The Dreyfus Trust     o  the dollar
                 The Dreyfus Trust     Company, Custodian       amount you want
                 Company, Custodian    P.O. Box 9552            to sell
                 P.O. Box 9552         Boston, MA            o  the share class
                 Boston, MA            02205-8568            o  how and where
                 02205-8568            Attn: Institutional      to send the
                 Attn: Institutional   Processing               proceeds
                 Processing                                  o  whether the
                                                                distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing

--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust      Not available
                                       Co., with these
                                       instructions:
                                       o     ABA # 011001234
                                       o     DDA #046485
                                       o     EEC code 5650
                                       o     Mid-Cap Growth
                                       o     the share class
                                       o     your account
                                          number
                                       o     name(s) of
                                          investor(s)
                                       o     dealer number,
                                          if applicable
                                       ELECTRONIC  CHECK. Same
                                       as wire,  but before your
                                       account number insert
                                       "291" for Class A, "292"
                                       for Class B, "293" for
                                       Class C, "294" for
                                       Class R,
                                       or "295" for Class T.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]        Not available         request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                          Dreyfus Founders Mid-Cap Growth Fund A
                                      SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                                        SEC File No. 811-01018

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

                         DREYFUS FOUNDERS PASSPORT FUND


              Pursuing capital appreciation through investments
                      in small foreign growth companies




                               P R O S P E C T U S


                                   May 1, 2002






                                    Class A, B, C, R, and T Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach......................................................253
  Main Risks...............................................................253
  Past Performance.........................................................255
  Expenses.................................................................257
  More About Investment Objective, Strategies, and Risks...................258
  Management...............................................................260
  Financial Highlights.....................................................261


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................267
  Distributions and Taxes..................................................272
  Brokerage Allocation.....................................................273
  Services for Fund Investors..............................................273
  Instructions for Regular Accounts........................................276
  Instructions for IRAs....................................................278


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

[in margin: DREYFUS FOUNDERS PASSPORT FUND
Ticker Symbols: Class A:  FPSAX
Class B:  FPSBX
Class C:  FPSCX
Class R:  FPSRX
Class T:  FPSTX]

INVESTMENT APPROACH
The fund, an international small-cap fund, seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in the equity securities of foreign small-cap companies from a minimum of three countries. These companies may be based in both developed and emerging economies. The fund may invest in larger foreign companies or in U.S.-based companies if they represent better prospects for capital appreciation.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:
     o MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
     o REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     o CURRENCY RISK. The fund's assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
     o POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic, or social instability.

o SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; may have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

o PORTFOLIO TURNOVER. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The Fund's portfolio turnover rate may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. The fund's portfolio turnover rates are expected to continue to be significantly higher than the fund's pre-1999 portfolio turnover rates due to the portfolio manager's investment style.

[On side panel: Key concepts: GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.
FOREIGN SMALL-CAP COMPANIES: generally, those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.]

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]


PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.


                          Year-by-year total return
                as of 12/31 of each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -29.61   -31.74

Best Quarter: Q1 00 +15.66%                    Worst Quarter: Q3 01 -22.58%


The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year         Since
                                            Inception *
                             -------------  -------------
Class A                        -35.68%        -32.71%
return before taxes
Class A                        -35.68%        -34.32%
return after taxes on
distributions
Class A                        -21.73%        -25.51%
return after taxes on
distributions and sale of
fund shares
Class B                        -34.95%        -32.37%
returns before taxes
Class C                        -32.97%        -31.22%
returns before taxes
Class R                        -32.77%        -31.12%
returns before taxes
Class T                        -35.85%        -32.88%
returns before taxes
Morgan Stanley Capital         -21.40%        -17.48%
International World ex U.S.
Index
Morgan Stanley Capital         -10.63%         -8.95%
International World ex U.S.
Small-Cap Index
*Inception date 12/31/99


The Morgan Stanley Capital International (MSCI) World ex U.S. Index is an average of the performance of selected securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand and the Far East. Since-Inception performance data for the Index is from November 30, 1993 through December 31, 2001. The MSCI World ex U.S. Small-Cap Index is an average of the performance of selected foreign small-capitalization securities.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.


       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        1.00        1.00        1.00        1.00       1.00
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.63        0.66        0.64        0.64       0.69
TOTAL ANNUAL FUND            1.88        2.66        2.64        1.64       2.19
OPERATING EXPENSES3,4

1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."

[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $755       $1,132        $1,533       $2,649
Class B
with redemption      $669       $1,126        $1,610       $2,631*
without              $269        $826         $1,410       $2,631*
redemption
Class C
with redemption      $367        $820         $1,400       $2,973
without              $267        $820         $1,400       $2,973
redemption
Class R              $167        $517          $892        $1,944
Class T              $662       $1,104        $1,572       $2,860
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.


MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the fund's board, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o EMERGING MARKETS RISK. The fund invests in emerging markets. These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

o ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2001 was 1.00% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

Tracy P. Stouffer, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since July 1999. Before joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global, Incorporated from 1995 to July 1999.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS
The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.18    $22.93
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.14)    (0.13)
(loss)
Net gains (losses) on
securities (both            (4.36)    (6.65)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.50)    (6.78)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.97)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.97)
                          ---------  --------
Net Asset Value - end of     $9.68    $14.18
period
                          =========  ========
TOTAL RETURN (%) 1        (31.74%)   (29.61%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.87%     1.59%
net assets (%) 2
Gross expenses to            1.88%     1.61%
average net assets (%) 2
Net investment income
(loss) to average net      (0.26%)   (0.80%)
assets (%)
Portfolio turnover rate       704%      535%
(%) 3
Net assets--end of period   $14,033   $36,353
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.08    $22.93
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.18)    (0.23)
(loss)
Net gains (losses) on
securities (both            (4.36)    (6.65)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.54)    (6.88)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.97)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.97)
                          ---------  --------
Net Asset Value - end of     $9.54    $14.08
period
                          =========  ========
TOTAL RETURN (%) 1        (32.24%)   (30.05%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.64%     2.35%
net assets (%) 2
Gross expenses to            2.66%     2.38%
average net assets (%) 2
Net investment income
(loss) to average net      (1.06%)   (1.50%)
assets (%)
Portfolio turnover rate       704%      535%
(%) 3
Net assets--end of period   $19,661   $35,000
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.06    $22.93
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.22)    (0.21)
(loss)
Net gains (losses) on
securities (both            (4.32)    (6.69)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.54)    (6.90)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.97)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.97)
                          ---------  --------
Net Asset Value - end of     $9.52    $14.06
period
                          =========  ========
TOTAL RETURN (%) 1        (32.29%)   (30.13%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.65%     2.35%
net assets (%) 2
Gross expenses to            2.67%     2.38%
average net assets (%) 2
Net investment income
(loss) to average net      (1.08%)   (1.50%)
assets (%)
Portfolio turnover rate       704%      535%
(%) 3
Net assets--end of period    $8,928   $17,925
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.22    $22.93
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.17)    (0.09)
(loss)
Net gains (losses) on
securities (both            (4.49)    (6.65)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.66)    (6.74)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.97)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.97)
                          ---------  --------
Net Asset Value - end of     $9.56    $14.22
period
                          =========  ========
TOTAL RETURN (%)          (32.77%)   (29.44%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.84%     1.31%
net assets (%) 1,2
Gross expenses to            1.86%     1.33%
average net assets (%)
1,2
Net investment income
(loss) to average net      (0.08%)   (0.55%)
assets (%) 2
Portfolio turnover rate       704%      535%
(%) 3
Net assets--end of period       $76      $241
(000s omitted)

1 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

2 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 2.76%. The gross expense ratio would have been 2.78%. The net investment (loss) ratio would have been (1.00%).

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $14.14    $22.93
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.22)    (0.16)
(loss)
Net gains (losses) on
securities (both            (4.42)    (6.66)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.64)    (6.82)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (1.97)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (1.97)
                          ---------  --------
Net Asset Value - end of     $9.50    $14.14
period
                          =========  ========
TOTAL RETURN (%) 1        (32.82%)   (29.79%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.14%     1.84%
net assets (%) 2
Gross expenses to            3.16%     1.87%
average net assets (%) 2
Net investment income
(loss) to average net      (1.60%)   (1.00%)
assets (%)
Portfolio turnover rate       704%      535%
(%) 3
Net assets--end of period      $538      $869
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT
ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]


DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Passport Fund         Dreyfus Founders         number
                 P.O. Box 9268         Funds, Inc.           o  Passport Fund
                 Boston, MA            Passport Fund         o  the dollar
                 02205-8502            P.O. Box 9268            amount you want
                 Attn: Institutional   Boston, MA               to sell
                 Processing            02205-8502            o  the share class
                                       Attn: Institutional   o  how and where
                                       Processing               to send the
                                                                proceeds  Obtain
                                                             a         signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing

--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046590     o  DDA #046590       file.  Proceeds will
                 o     EEC code 5660   o  EEC code 5660     be sent to your bank
                 o     Passport Fund   o  Passport Fund     by electronic check.
                 o     the share class o     the share class
                 o     your Social     o     your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before your account
                    obtain an account  number insert "281"
                    number.  Return    for Class A, "282"
                    your application   for Class B, "283"
                    with the account   for Class C, "284"
                    number on the      for Class R, or
                    application.       "285" for Class T.

                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Passport Fund
                 application and a     the check to:         o  the dollar
                 check to:             The Dreyfus Trust        amount you want
                 The Dreyfus Trust     Company, Custodian       to sell
                 Company, Custodian    P.O. Box 9552         o  the share class
                 P.O. Box 9552         Boston, MA            o  how and where
                 Boston, MA            02205-8568               to send the
                 02205-8568            Attn: Institutional      proceeds
                 Attn: Institutional   Processing            o  whether the
                 Processing                                     distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing

--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust  Not available
                                       Co., with these
                                       instructions:
                                       o     ABA # 011001234
                                       o     DDA #046590
                                       o     EEC code 5660
                                       o     Passport Fund
                                       o     the share class
                                       o     your account
                                          number
                                       o     name(s) of
                                          investor(s)
                                       o     dealer number,
                                          if applicable
                                       ELECTRONIC CHECK. Same
                                       as wire, but before your
                                       account number insert
                                       "281" for Class A,
                                       "282" for Class B,
                                       "283" for Class C,
                                       "284" for Class R,
                                       or "285" for Class T.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic:                              representative to     Call us to request
Calendar]        Not available         request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                                Dreyfus Founders Passport Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

                     DREYFUS FOUNDERS WORLDWIDE GROWTH FUND


                 Pursuing long-term growth of capital through
                  investments in foreign and U.S. companies





                               P R O S P E C T U S


                                   May 1, 2002






                                    Class A, B, C, R, and T Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS



THE FUND
------------------------------------------------------------------------------

  Investment Approach......................................................283
  Main Risks...............................................................283
  Past Performance.........................................................284
  Expenses.................................................................286
  More About Investment Objective, Strategies, and Risks...................288
  Management...............................................................291
  Financial Highlights.....................................................292


YOUR INVESTMENT
------------------------------------------------------------------------------

  Account Policies.........................................................298
  Distributions and Taxes..................................................303
  Brokerage Allocation.....................................................304
  Services for Fund Investors..............................................304
  Instructions for Regular Accounts........................................307
  Instructions for IRAs....................................................309


FOR MORE INFORMATION
------------------------------------------------------------------------------

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report. See back cover.

THE FUND

[in margin: DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
Ticker Symbols: Class A:  FWWAX
Class B:  FWWBX
Class C:  FWWCX
Class R:  FWWRX
Class T:  FWWTX

INVESTMENT APPROACH

The fund, a global fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions. The fund's portfolio will normally invest at least 65% of its total assets in three or more countries. The fund will not invest more than 50% of its total assets in the securities of any one foreign country.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders use a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

[On side panel: Key concepts. The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.]

MAIN RISKS
The primary risks of investing in this fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:
     o MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
     o REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are generally less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     o CURRENCY RISK. The fund's assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
     o POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic, or social instability.

o SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

o INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

[On side panel: Key concepts: GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.
 "BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.
GLOBAL FUND: a type of mutual fund that may invest in securities traded anywhere in the world, including the United States.]

[On side panel: What this fund is - and isn't. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]


PAST PERFORMANCE
The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

                          Year-by-year total return
                as of 12/31 of each year (%) - Class A shares

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  ----    ----    ----    ----    ----    ----    ----    ----    ----     ----
                                                                 -21.82   -25.79

Best Quarter: Q4 01 +8.63%                     Worst Quarter: Q1 01 -18.88%


The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.



                          Average annual total returns
                                 as of 12/31/01

Share class                     1 Year         Since
                                            Inception *
                             -------------  -------------
Class A                        -30.05%        -26.06%
return before taxes
Class A                        -30.05%        -28.25%
return after taxes on
distributions
Class A                        -18.30%        -20.48%
return after taxes on
distributions and sale of
fund shares
Class B                        -28.97%        -25.58%
returns before taxes
Class C                        -27.85%        -24.94%
returns before taxes
Class R                        -25.02%        -23.49%
returns before taxes
Class T                        -30.08%        -26.31%
returns before taxes
Morgan Stanley Capital         -16.82%        -15.02%
International World Index
Morgan Stanley Capital         -16.21%        -15.21%
International All-Country
World Free Index
*Inception date 12/31/99

The Morgan Stanley Capital International (MSCI) World Index is an average of the performance of selected securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East. The MSCI All-Country World Free Index measures the performance of equity securities in both emerging and developed markets. Only securities available to foreign (non-local) investors are included.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not

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reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES
As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.


       FEE TABLE            Class A    Class B    Class C    Class R    Class T
-------------------------  ---------  ---------  ---------  ---------  ---------
SHAREHOLDER TRANSACTION
FEES
(fees paid from your
account)
o     Maximum front-end      5.75        none        none        none       4.50
   sales charge on
   purchases as a % of
   offering price
o     Maximum                none1       4.00        1.00        none      none1
   contingent deferred
   sales charge (CDSC)
   as a % of purchase
   or sale price,
   whichever is less
o     Maximum sales          none        none        none        none       none
   charge on reinvested
   dividends/distributions
ANNUAL FUND OPERATING
EXPENSES (expenses paid
from fund assets)
% of average daily net
assets
o     Management fees        1.00        1.00        1.00        1.00       1.00
o     Rule 12b-1 fee         none        0.75        0.75        none       0.25
o     Shareholder            0.25        0.25        0.25        none       0.25
   services fee
o     Other expenses2,3      0.24        0.25        0.25        0.25       0.29
TOTAL ANNUAL FUND            1.49        2.25        2.25        1.25       1.79
OPERATING EXPENSES3,4


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


1 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2 These expenses include custodian, transfer agency and accounting agent fees, and other customary fund expenses.
3    Restated to reflect current state registration fees.
4 Previously, the fund also presented total annual fund operating expenses net of credits earned on cash held at the custodian. Due to a planned change in the fund's custodian, that information no longer will be presented here, but it is available under "Financial Highlights."


[In margin: Key concepts: MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio. RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.
SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.
CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.]

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

EXPENSE EXAMPLE


                    1 Year      3 Years      5 Years      10 Years
                  -----------  ----------   -----------  ------------
Class A              $718       $1,019        $1,341       $2,252
Class B
with redemption      $628       $1,003        $1,405       $2,218*
without              $228        $703         $1,205       $2,218*
redemption
Class C
with redemption      $328        $703         $1,205       $2,585
without              $228        $703         $1,205       $2,585
redemption
Class R              $127        $397          $686        $1,511
Class T              $624        $988         $1,376       $2,461
* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will vary, the example is for comparison only.


MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES


ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

MORE ABOUT RISK
Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

o EMERGING MARKETS RISK. The fund invests in emerging markets. These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

o ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

o STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

MANAGEMENT
Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $181 billion in over 190 mutual fund portfolios as of December 31, 2001. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company with approximately $592 billion in assets under management as of December 31, 2001.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The funds management fee for the fiscal year ended December 31, 2001 was 1.00% of the fund's average daily net assets.


The fund is managed by a team of portfolio managers. The portfolio management team is composed of A. Edward Allinson, who manages the foreign portion of the fund, and John B. Jares, who manages the domestic portion of the fund. Mr. Allinson and Mr. Jares are both Chartered Financial Analysts. Mr. Allinson has been a portfolio manager of the fund since April 2002. He has been a senior vice president and senior portfolio manager of Mellon Growth Advisors LLC, an affiliate of Founders, since 2001. In April 2002 , he also became an employee of Founders. Mr. Allinson was formerly a principal at State Street Global Advisors from 1999 to 2001, and a senior portfolio manager with Brown Brothers Harriman & Company from 1991 to 1999. Mr. Jares has been a portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS
The following tables describe the performance of each share class for the two years ended December 31, 2001. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2001 annual report, which is available upon request.

CLASS A
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.78    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.09)    (0.09)
(loss)
Net gains (losses) on
securities (both            (3.98)    (5.44)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.07)    (5.53)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.71    $15.78
period
                          =========  ========
TOTAL RETURN (%) 1        (25.79%)   (21.82%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.09%     1.41%
net assets (%) 2
Gross expenses to            2.10%     1.43%
average net assets (%) 2
Net investment income
(loss) to average net      (0.96%)   (0.35%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period    $1,003      $800
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS B
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.57    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.15)    (0.11)
(loss)
Net gains (losses) on
securities (both            (3.90)    (5.63)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.05)    (5.74)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.52    $15.57
period
                          =========  ========
TOTAL RETURN (%) 1        (26.01%)   (22.67%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      2.53%     2.21%
net assets (%) 2
Gross expenses to            2.54%     2.25%
average net assets (%) 2
Net investment income
(loss) to average net      (1.43%)   (1.40%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period    $2,089    $2,329
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS C
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.56    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.30)    (0.11)
(loss)
Net gains (losses) on
securities (both            (3.92)    (5.64)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.22)    (5.75)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.34    $15.56
period
                          =========  ========
TOTAL RETURN (%) 1        (27.12%)   (22.70%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      4.17%     2.21%
net assets (%) 2
Gross expenses to            4.18%     2.25%
average net assets (%) 2
Net investment income
(loss) to average net      (3.07%)   (1.31%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period      $380      $375
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS R
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.75    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.02)      0.00
(loss) 1
Net gains (losses) on
securities (both            (3.92)    (5.56)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (3.94)    (5.56)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.81    $15.75
period
                          =========  ========
TOTAL RETURN (%)          (25.02%)   (21.94%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      1.24%     1.22%
net assets (%) 2
Gross expenses to            1.25%     1.26%
average net assets (%) 2
Net investment income
(loss) to average net      (0.14%)   (0.49%)
assets (%)
Portfolio turnover rate       145%      210%
(%) 3
Net assets--end of period   $19,193   $27,611
(000s omitted)

1 Net investment (loss) for the year ended December 31, 2000 aggregated less than $0.01 on a per share basis.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

CLASS T
                              Year Ended
                             December 31
                          -------------------
                              2001      2000
PER SHARE DATA ($)
Net Asset Value -           $15.65    $25.18
beginning of period
                          ---------  --------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income       (0.26)    (0.06)
(loss)
Net gains (losses) on
securities (both            (3.93)    (5.60)
realized and unrealized)  ---------  --------
TOTAL FROM INVESTMENT       (4.19)    (5.66)
OPERATIONS
                          ---------  --------
LESS DISTRIBUTIONS
From net investment           0.00      0.00
income
From net realized gains       0.00    (3.87)
                          ---------  --------
TOTAL DISTRIBUTIONS           0.00    (3.87)
                          ---------  --------
Net Asset Value - end of    $11.46    $15.65
period
                          =========  ========
TOTAL RETURN (%) 1        (26.77%)   (22.34%)
RATIOS/SUPPLEMENTAL DATA
Net expenses to average      3.74%     1.72%
net assets (%) 2,3
Gross expenses to            3.75%     1.76%
average net assets (%)
2,3
Net investment income
(loss) to average net      (2.72%)   (0.76%)
assets (%) 3
Portfolio turnover rate       145%      210%
(%) 4
Net assets--end of period       $90       $48
(000s omitted)

1    Sales charges are not reflected in the total return.

2 Ratio of Net Expenses to Average Net Assets reflects reductions in a Fund's expenses through the use of brokerage commissions and custodial and transfer agent credits. Ratio of Gross Expenses to Average Net Assets is the total of a Fund's operating expenses before expense offset arrangements and earnings credits divided by its average net assets for the stated period.

3 Certain fees were reimbursed by the management company for the year ended December 31, 2001. Had these fees not been reimbursed, the net expense ratio would have been 10.01%. The gross expense ratio would have been 10.02%. The net investment (loss) ratio would have been (8.99%).

4 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

See notes to financial statements.

YOUR INVESTMENT

ACCOUNT POLICIES

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

In selecting a class, consider the following:

o CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

o CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

o CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

o CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

o CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. (Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.)

Your financial representative can help you choose the share class that is appropriate for you.

[On side panel: Reduced Class A and Class T sales charge. RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge. Consult the Statement of Additional Information (SAI) or your financial representative for more details.]

[On side panel: Third party investments. The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations, and fees, which are different from, or in addition to, those described in this prospectus.]

SHARE CLASS CHARGES
Each share class has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.

SALES CHARGES

CLASS A AND CLASS T - charged when you buy shares
-------------------
                         Sales charge deducted   Sales charge as a % of
    Your investment     as a % of offering price   your net investment
 ------------------------------------------------------------------------
                         Class A      Class T      Class A     Class T
                        -------------------------------------------------
 Up to $49,999               5.75%         4.50%       6.10%       4.70%
 $50,000 - $99,999           4.50%         4.00%       4.70%       4.20%
 $100,000 - $249,999         3.50%         3.00%       3.60%       3.10%
 $250,000 - $499,999         2.50%         2.00%       2.60%       2.00%
 $500,000 - $999,999         2.00%         1.50%       2.00%       1.50%
 $1 million or more*         0.00%         0.00%       0.00%       0.00%
* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment). In addition, a 1% CDSC may be charged on Class A shares purchased without an initial sales charge through a "wrap account" or similar program and sold within one year of purchase.

o Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

o Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS B - charged when you sell shares
-------
                                   CDSC as a % of your
                                  initial investment or
    Time Since Your Initial          your redemption
           Purchase                (whichever is less)
  ---------------------------------------------------------
  First and second year                   4.00%
  Third and fourth year                   3.00%
  Fifth year                              2.00%
  Sixth year                              1.00%
  More than 6 years             Shares will automatically
                                convert to Class A, which
                                       has no CDSC

o Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS C - charged when you sell shares
-------

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

CLASS R - No sales charge, Rule 12b-1 fee, or shareholder services fee
-------

BUYING SHARES
The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

The fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

MINIMUM INVESTMENTS
                                Initial      Additional
 ----------------------------  ----------  ----------------
 Regular accounts                 $1,000    $100; $500 for
                                              TeleTransfer
                                               Investments
 Traditional IRAs                   $750        no minimum
 Spousal IRAs                       $750        no minimum
 Roth IRAs                          $750        no minimum
                                                no minimum
 Education Savings Accounts         $500         after the
                                                first year
 Automatic investment plans         $100              $100


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[On side panel: Key concepts: NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund Class by its shares outstanding. The fund's Class A and Class T shares are offered at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.]

SELLING SHARES
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


Before selling shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

      Limitations on selling shares by phone
      Proceeds sent by   Minimum           Maximum
      --------------------------------------------------------
      CHECK              no minimum        $250,000 per day
      WIRE               $1,000            $500,000 for
                                           joint accounts
                                           every 30 days
      DREYFUS            $500              $500,000 for
      TELETRANSFER                         joint accounts
                                           every 30 days


[On side panel: WRITTEN SELL ORDERS. Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
o     requests to send the proceeds to a different payee or address
o     written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.]

GENERAL POLICIES
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

MARKET TIMERS
Market timing or other abusive trading practices are not permitted in the fund.

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

[On side panel: SMALL ACCOUNT POLICIES. To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus Founders Fund Class A, B, C, R and T share investments and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.


If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]


DISTRIBUTIONS AND TAXES
The fund intends to distribute tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:

  Taxability of
  Distributions
  -----------------------   ------------------------  -------------------------

   Type of Distribution        Tax rate for 15%       Tax rate for 27% bracket

                                     bracket
  -----------------------   ------------------------  -------------------------
  Income dividends           Ordinary income rate       Ordinary income rate
  Short-term     capital     Ordinary income rate       Ordinary income rate
  gains
  Long-term      capital            8%/10%                    18%/20%
  gains

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[On side panel: TAXES ON TRANSACTIONS. Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.]

[On side panel: Brokerage Allocation: Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.]

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES
Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
  Automatic                            Asset  Builder(R)  For  making  automatic
                                       investments   from  a   designated   bank
                                       account.
  Payroll                              Savings   Plan   For   making   automatic
                                       investments through payroll deduction.
  Government                           Direct   Deposit   Privilege  For  making
                                       automatic  investments  from your federal
                                       employment,   Social  Security  or  other
                                       regular federal government check.
  Dividend                             Sweep For  automatically  reinvesting the
                                       dividends and distributions from one fund into another (not available for IRAs).

For exchanging shares
  Auto-Exchange                        Privilege  For making  regular  exchanges
                                       from one fund into another.

For selling shares
  Automatic Withdrawal Plan            For making regular withdrawals
                                       from most funds.
                                       A CDSC will not be charged on
                                       Class B shares redeemed under an
                                       Automatic Withdrawal Plan ("AWP")
                                       for any fund account opened on or
                                       after July 24, 2000, or for any
                                       existing fund account that adds
                                       AWP services on or after July 24,
                                       2000, as long as the amount of
                                       the withdrawal does not exceed
                                       the greater of:
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of the first withdrawal under
                                          the AWP; or
                                       o     an annual rate of 12% of
                                          the account value at the time
                                          of any subsequent withdrawal.

EXCHANGE PRIVILEGE
You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

MONEY MARKET EXCHANGE PRIVILEGE
As a convenience, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TELETRANSFER PRIVILEGE
To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

REINVESTMENT PRIVILEGE
Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

ACCOUNT STATEMENTS
Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete the          Fill out an           Write a letter of
                 application.  Mail    investment slip, and  instruction that
[Graphic: Pen]   your application and  write your account    includes:
                 a check to:           number on your check. o  your name(s)
                 Dreyfus Founders      Mail the slip and        and signature(s)
                 Funds, Inc.           the check to:         o  your account
                 Worldwide Growth Fund Dreyfus Founders         number
                 P.O. Box 9268         Funds, Inc.           o  Worldwide
                 Boston, MA            Worldwide Growth Fund    Growth Fund
                 02205-8502            P.O. Box 9268         o  the dollar
                 Attn: Institutional   Boston, MA               amount you want
                 Processing            02205-8502               to sell
                                       Attn: Institutional   o  the share class
                                       Processing            o  how and where
                                                                to send the
                                                                proceeds  Obtain
                                                             a      signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             Dreyfus Founders
                                                             Funds, Inc.
                                                             P.O. Box 9268
                                                             Boston, MA
                                                             02205-8502
                                                             Attn: Institutional
                                                             Processing

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE     o     WIRE.  Have     o     WIRE.  Have     TELETRANSFER.  Call
                    your bank send        your bank send    us or your financial
[Graphic:           your investment       your investment    representative to
Telephone]          to Boston Safe        to Boston Safe     request your
                    Deposit  & Trust      Deposit  & Trust   transaction.  Be
                    Co., with these       Co., with these    sure the fund has
                    instructions:         instructions:      your bank account
                 o     ABA #011001234  o  ABA #011001234     information on
                 o     DDA #046485     o  DDA #046485       file.  Proceeds will
                 o     EEC code 5650   o  EEC code 5650     be sent to your bank
                 o     Worldwide       o  Worldwide         by electronic check.
                    Growth Fund           Growth Fund
                 o     the share class o     the share class
                 o     your Social     o     your account
                    Security or tax       number
                    ID number          o     name(s) of
                 o     name(s) of         investor(s)
                    investor(s)        o     dealer number,
                 o     dealer number      if applicable
                    if applicable      ELECTRONIC CHECK.
                                       Same as wire, but
                 o  Call us to         before your account
                    obtain an account  number insert  "351"
                    number.  Return    for Class A, "352"
                    your application   for Class B, "353"
                    with the account   for Class C, "354"
                    number on the      for Class R, or
                    application.       "355" for Class T.

                                       o  TELETRANSFER.
                                          Request
                                          TeleTransfer on
                                          your
                                          application.
                                          Call us to
                                          request your
                                          transaction.
--------------------------------------------------------------------------------
AUTOMATICALLY    WITH AN INITIAL       ALL SERVICES. Call   AUTOMATIC WITHDRAWAL
                 INVESTMENT.           us at 1-800-554-4611  PLAN.  Call us or
[Graphic:        Indicate on your      or your financial     your financial
Calendar]        application which     representative to     representative to
                 automatic service(s)  request a form to     request a form to
                 you want.  Return     add any automatic     add the plan.
                 your application      investing service     Complete the form,
                 with your investment. (see "Services for    specifying the
                                       Fund Investors").    amount and frequency
                                       Complete and return   of withdrawals you
                                       the form along with   would like.
                                       any other required
                                       materials.            Be sure to maintain
                                                             an account balance
                                                             of $5,000 or more.
--------------------------------------------------------------------------------

To open an  account,  make  subsequent  investments  or  sell  shares,  please
contact  your  financial   representative  or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

[On side panel: Key Concepts: WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.]

INSTRUCTIONS FOR IRAS


--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
IN WRITING       Complete an IRA       Fill out an           Write a letter of
                 application, making   investment slip, and  instruction that
[Graphic: Pen]   sure to specify the   write your account    includes:
                 fund name and to      number on your        o  your name and
                 indicate the year     check.  Indicate the     signature
                 the contribution is   year the              o  your account
                 for.                  contribution is for.     number
                 Mail your             Mail the slip and     o  Worldwide
                 application and a     the check to:            Growth Fund
                 check to:             The Dreyfus Trust     o  the dollar
                 The Dreyfus Trust     Company, Custodian       amount you want
                 Company, Custodian    P.O. Box 9552            to sell
                 P.O. Box 9552         Boston, MA            o  the share class
                 Boston, MA            02205-8568            o  how and where
                 02205-8568            Attn: Institutional      to send the
                 Attn: Institutional   Processing               proceeds
                 Processing                                  o  whether the
                                                                distribution is
                                                                qualified or
                                                                premature
                                                             o  whether the
                                                                10% TEFRA should
                                                                be withheld
                                                             Obtain a  signature
                                                             guarantee  or other
                                                             documentation,   if
                                                             required       (see
                                                             "Account Policies -
                                                             Selling Shares").

                                                           Mail your request to:
                                                             The Dreyfus Trust
                                                             Company
                                                             P.O. Box 9552
                                                             Boston, MA
                                                             02205-8568
                                                             Attn: Institutional
                                                             Processing

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT     TO SELL SHARES
--------------------------------------------------------------------------------
BY TELEPHONE                           WIRE.  Have your
                                       bank send your
[Graphic:                              investment to Boston
Telephone]       Not available         Safe Deposit & Trust  Not available
                                       Co., with these
                                       instructions:
                                       o     ABA # 011001234
                                       o     DDA #046485
                                       o     EEC code 5650
                                       o     Worldwide
                                          Growth Fund
                                       o     the share class
                                       o     your account
                                          number
                                       o     name(s) of
                                          investor(s)
                                       o     dealer number,
                                          if applicable
                                       ELECTRONIC CHECK. Same
                                       as wire,  but before
                                       your account number
                                       insert "351" for Class A,
                                       "352" for Class B, "353"
                                       for Class C, "354" for
                                       Class R, or "355" for
                                       Class T.
--------------------------------------------------------------------------------
AUTOMATICALLY                          ALL SERVICES.  Call   SYSTEMATIC
                                       us or your financial  WITHDRAWAL PLAN.
[Graphic: xxx]                         representative to     Call us to request
                 Not available         request a form to     instructions to
                                       add any automatic     establish the plan.
                                       investing service
                                       (see "Services for
                                       Fund Investors").
                                       Complete and return
                                       the form along with
                                       any other required
                                       materials.  All
                                       contributions will
                                       count as current
                                       year contributions.
--------------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                          FOR MORE INFORMATION

                                        Dreyfus Founders Worldwide Growth Fund
                                      A SERIES OF DREYFUS FOUNDERS FUNDS, INC.
                                      ----------------------------------------
                                                        SEC File No. 811-01018


More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT
Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

   -----------------------------------------------------------------------------
   By telephone                         Call your financial representative or
                                        1-800-554-4611
   -----------------------------------------------------------------------------
   By mail                              Write to:
                                        Dreyfus Founders Funds
                                        144 Glenn Curtiss Boulevard
                                        Uniondale, N.Y.  11556-0144
   -----------------------------------------------------------------------------
   On the Internet                      Fund   documents  can  be
                                        viewed  online  or  downloaded  from the
                                        EDGAR  database  on the  Securities  and
                                        Exchange  Commission's  Internet site at
                                        http://www.sec.gov
   -----------------------------------------------------------------------------
   By e-mail, mail or in person from    E-mail the Securities and Exchange
   the Securities and Exchange          Commission at publicinfo@sec.gov
   Commission (you will pay a copying   Visit or write:
   fee)                                 SEC's Public Reference Section
                                        Washington, D.C. 20549-0102
                                        1-202-942-8090
   -----------------------------------------------------------------------------

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

DREYFUS FOUNDERS FUNDS, INC.
CLASS A, CLASS B, CLASS C, CLASS F, CLASS R AND CLASS T SHARES

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2002
--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") relates to the ten investment portfolios (the "Funds") of Dreyfus Founders Funds, Inc. (the "Company"):


Dreyfus Founders Balanced Fund
Dreyfus Founders Discovery Fund*
Dreyfus Founders Government Securities Fund Dreyfus Founders Growth Fund Dreyfus Founders Growth and Income Fund Dreyfus Founders International Equity Fund Dreyfus Founders Mid-Cap Growth Fund Dreyfus Founders Money Market Fund Dreyfus Founders Passport Fund Dreyfus Founders Worldwide Growth Fund


      This SAI, which is not a prospectus, supplements and should be read in conjunction with the Company's current Prospectuses, each dated May 1, 2002, as they may be revised from time to time. To obtain a copy of the Company's Prospectuses for its Class A, Class B, Class C, Class R and Class T shares of any one or more of the Funds, please write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144 or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 718-895-1206
            Outside the U.S. -- Call 516-794-5452

To obtain a copy of the Company's Prospectus for its Class F shares of any one or more of the Funds, please write to the Company at P.O. Box 173655, Denver, Colorado 80217-3655 or call 1-800-525-2440.

FINANCIAL STATEMENTS

The Funds' audited financial statements and accompanying notes for the fiscal year ended December 31, 2001, and the report of PricewaterhouseCoopers LLP with respect to such financial statements, appear in the Funds' 2001 annual report and are incorporated by reference in this SAI. The Funds' annual report contains additional performance information and is available without charge by calling any of the telephone numbers shown above.

* Discovery Fund has discontinued public sales of its shares to new investors, but shareholders who have open Discovery Fund accounts may make additional investments and reinvest dividends and capital gains distributions in their accounts. Participants in certain retirement plans which have established
Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. If a Discovery Fund account is closed, additional investments in Discovery Fund may not be possible.

                                TABLE OF CONTENTS


DREYFUS FOUNDERS FUNDS, INC................................................317

INVESTMENT OBJECTIVES AND RESTRICTIONS.....................................317

  FUNDAMENTAL INVESTMENT RESTRICTIONS......................................318
  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS..................................319

INVESTMENT STRATEGIES AND RISKS............................................320

  TEMPORARY DEFENSIVE INVESTMENTS..........................................321
  PORTFOLIO TURNOVER.......................................................321
  DERIVATIVE INSTRUMENTS...................................................321
  FOREIGN SECURITIES AND ADRS..............................................333
  SECURITIES THAT ARE NOT READILY MARKETABLE...............................334
  RULE 144A SECURITIES.....................................................335
  FIXED-INCOME SECURITIES..................................................336
  FOREIGN BANK OBLIGATIONS.................................................338
  REPURCHASE AGREEMENTS....................................................338
  CONVERTIBLE SECURITIES...................................................339
  GOVERNMENT SECURITIES....................................................339
  MORTGAGE-RELATED SECURITIES..............................................340
    Mortgage Pass-Through Securities.......................................340
    Collateralized Mortgage Obligations....................................342
    Risks of Mortgage-Related Securities...................................342
  COMMERCIAL PAPER AND OTHER CASH SECURITIES...............................343
  WHEN-ISSUED SECURITIES...................................................344
  BORROWING................................................................344
  SECURITIES OF OTHER INVESTMENT COMPANIES.................................344

DIRECTORS AND OFFICERS.....................................................345

  DIRECTORS................................................................345
  COMMITTEES...............................................................349
  DIRECTOR COMPENSATION....................................................352
  OFFICERS.................................................................352

INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS................354

  INVESTMENT ADVISER.......................................................354
  DISTRIBUTOR..............................................................363
  TRANSFER AGENTS AND CUSTODIAN............................................364

PURCHASE OF SHARES.........................................................365

    General................................................................365
    Class A Shares.........................................................368
    Class B Shares.........................................................369
    Class C Shares.........................................................370
    Class B and C Shares...................................................370

    Class F and Class R Shares.............................................370
    Class T Shares.........................................................370
    Dealer Reallowance - Class A and Class T Shares........................371
    Sales Loads -- Class A and Class T Shares..............................371
    Right of Accumulation -- Class A and Class T Shares....................373
    TeleTransfer Privilege.................................................374
    Reopening an Account...................................................374

DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN...........................374

  DISTRIBUTION PLANS.......................................................375
    Class B, Class C and Class T Shares....................................375
    Class F Shares.........................................................375
    Provisions Applicable to All Classes...................................377
  SHAREHOLDER SERVICES PLAN................................................378

REDEMPTION OF SHARES.......................................................380

    General................................................................380
    Contingent Deferred Sales Charge -- Class B Shares.....................380
    Contingent Deferred Sales Charge -- Class C Shares.....................381
    Waiver of CDSC.........................................................381
    Redemption Through a Selected Dealer...................................382
    Reinvestment Privilege.................................................382
    TeleTransfer Privilege.................................................383
    Redemption Commitment..................................................384
    Redemption Payments; Suspension of Redemptions.........................384
    Transactions through Third Parties.....................................385

SHAREHOLDER SERVICES.......................................................385

    Fund Exchanges for Classes A, B, C, R and T............................385
    Auto-Exchange Privilege................................................387
    Automatic Asset Builder(R).............................................388
    Government Direct Deposit Privilege....................................388
    Dividend Options.......................................................388
    Automatic Withdrawal Plan..............................................388
    Letter of Intent -- Class A and Class T Shares.........................389
    Payroll Savings Plan...................................................390
    Corporate Pension/Profit-Sharing and Personal Retirement Plans.........390
    Class F Shareholder Services...........................................391
    Company Policy Regarding Market Timing Activities......................391

OTHER SERVICES.............................................................392

  FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT....................392
  SHAREHOLDER SERVICES AGREEMENT...........................................392

BROKERAGE ALLOCATION.......................................................393

CAPITAL STOCK..............................................................399

PRICING OF SHARES..........................................................412

    Money Market Fund......................................................413
    Options................................................................414

DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................414

YIELD AND PERFORMANCE INFORMATION..........................................419

ADDITIONAL INFORMATION.....................................................436

  CODE OF ETHICS...........................................................436
  INDEPENDENT ACCOUNTANTS..................................................439
  REGISTRATION STATEMENT...................................................439

APPENDIX...................................................................440

  RATINGS OF CORPORATE BONDS...............................................440
  RATINGS OF COMMERCIAL PAPER..............................................442
  RATINGS OF PREFERRED STOCK...............................................443

--------------------------------------------------------------------------------
                          DREYFUS FOUNDERS FUNDS, INC.
--------------------------------------------------------------------------------

      Dreyfus Founders Funds, Inc. is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company, known as a mutual fund. The Company was incorporated on June 19, 1987 under the laws of the State of Maryland as "Founders Funds, Inc." On December 31, 1999, its name was changed to "Dreyfus Founders Funds, Inc."

      All of the Company's series Funds are diversified portfolios. This means that, with respect to at least 75% of a Fund's total assets, the Fund will not invest more than 5% of its total assets in the securities of any single issuer (other than U.S. government securities), and will not purchase more than 10% of the outstanding voting securities of any single issuer. A Fund may not change its status from a diversified portfolio to a non-diversified portfolio without approval by the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of such Fund's outstanding voting shares.

      On April 30, 1999, Founders Blue Chip Fund changed its name to Founders Growth and Income Fund, and Founders Special Fund changed its name to Founders Mid-Cap Growth Fund. On August 13, 1999, Founders Frontier Fund was merged with and into Dreyfus Founders Discovery Fund. On December 31, 1999, the Funds changed their respective names from "Founders" to "Dreyfus Founders." On February 22, 2002, Dreyfus Founders Focus Fund was merged into Dreyfus Founders Growth Fund.

      Founders  Asset  Management  LLC   ("Founders")   serves  as  each  Fund's
investment adviser.

      Dreyfus Service Corporation ("DSC") is the Distributor of each Fund's shares.

--------------------------------------------------------------------------------
                     INVESTMENT OBJECTIVES AND RESTRICTIONS
--------------------------------------------------------------------------------

      The investment objective of each Fund is fundamental and may not be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares. The investment objective of each Fund is set forth below:

                   Fund                         Investment Objective
      -------------------------------  ---------------------------------------
      Balanced                         Current income and capital
                                       appreciation
      Discovery                        Capital appreciation
      Government Securities            Current income
      Growth                           Long-term growth of capital
      Growth and Income                Long-term growth of capital and income
      International Equity             Long-term growth of capital
      Mid-Cap Growth                   Capital appreciation
      Money Market                     Maximum current income consistent
                                       with the preservation of capital and
                                       liquidity
      Passport                         Capital appreciation
      Worldwide Growth                 Long-term growth of capital

      In addition, each Fund has adopted investment restrictions numbered 1 through 7 below as fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares. Investment restrictions number 8 through 13 below are non-fundamental policies and may be changed, as to a Fund, by vote of a majority of the members of the Company's Board of Directors (the "Board") at any time. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limits that results from a change in values or net assets will not be considered a violation.

FUNDAMENTAL INVESTMENT RESTRICTIONS

      No Fund may:

      1. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to Money Market Fund, the limitation shall not apply to obligations of domestic commercial banks.

      2. Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and may invest in securities of issuers which invest in physical commodities or such instruments.

      3. Invest in real estate, real estate mortgage loans or other illiquid interests in real estate, including limited partnership interests therein, except that a Fund may invest in securities of issuers which invest in real estate, real estate mortgage loans, or other illiquid interests in real estate. A Fund may also invest in readily marketable interests in real estate investment trusts.

      4. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets. For purposes of this investment restriction, investments in options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments or transactions for which assets are required to be segregated including, without limitation, reverse repurchase agreements, shall not constitute borrowing.

      5. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

      6. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with disposing of portfolio securities.

      7. Issue any senior security, except as permitted under the 1940 Act and except to the extent that the activities permitted by the Fund's other investment restrictions may be deemed to give rise to a senior security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

      No Fund may:

      8. With the exception of investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and investments in affiliated money market funds as described under "Investment Strategies and Risks - Securities of Other Investment Companies," purchase the securities of any issuer if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.

      9. With the exception of investments in affiliated money market funds as described under "Investment Strategies and Risks - Securities of Other Investment Companies," purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

      10. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions, and except that a Fund may make margin deposits in connection with transactions in forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and to the extent necessary to effect transactions in foreign jurisdictions.

      11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including those relating to indices) and options on futures contracts or indices.

      12. Enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable if, in the aggregate, more than 15% of the value of its net assets would be so invested (10% in the case of Money Market Fund).

      13. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; provided, however, that this restriction shall not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, and other financial instruments.

      In applying the limitations on investments in any one industry set forth in restriction 1, above, the Funds use industry classifications based, where applicable, on information published by Standard & Poor's, FactSet, Bloomberg L.P. and Bridge Information Systems, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by Founders in the exercise of its reasonable discretion.

      Except for the Funds' fundamental investment objectives and the fundamental restrictions numbered 1 through 7 above, the strategies and policies used by the Funds in pursuing their objectives may be changed by the Board without shareholder approval. However, the policies of the Government Securities, International Equity and Mid-Cap Growth Funds to normally invest at least 80% of their net assets in obligations of the U.S. government, foreign equity securities, and equity securities of companies within the market capitalization range of companies comprising the Russell Midcap Growth Index, respectively, may not be changed unless at least 60 days' prior notice of the change is given to the respective Fund's shareholders.


--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

      The Prospectuses discuss the principal investment strategies and risks of the Funds. This section of the SAI explains certain of these strategies and their associated risks in more detail. This section also explains other strategies used in managing the Funds that may not be considered "principal investment strategies" and discusses the risks associated with these strategies.

TEMPORARY DEFENSIVE INVESTMENTS

      In times of unstable or adverse market or economic conditions, up to 100% of the assets of the Funds can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER

      During the fiscal years ended 2001 and 2000, respectively, the portfolio turnover rate for each of the Funds was as follows: Balanced Fund - 111% and 126%; Discovery Fund - 110% and 108%; Government Securities Fund - 73% and 88%; Growth Fund - 152% and 182%; Growth and Income Fund - 144% and 165%; International Equity Fund - 213% and 184%; Mid-Cap Growth Fund - 214% and 226%; Passport Fund - 704% and 535%; and Worldwide Growth Fund - 145% and 210%. The increased portfolio turnover rate of Passport Fund in 2001 as compared to 2000 was a result of extreme market volatility and changing economic conditions. The adviser's bottom-up stock selection process resulted in a decrease in turnover in Worldwide Growth Fund for 2001 as compared to 2000.

      A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Portfolio turnover rates for certain of the Funds are higher than those of other mutual funds. Although each Fund purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever Founders believes they are advisable, usually without reference to the length of time that a security has been held. The Funds may, therefore, engage in a significant number of short-term transactions. Portfolio turnover rates may also increase as a result of the need for a Fund to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within Founders' control.

      Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

DERIVATIVE INSTRUMENTS

      The Funds may enter into futures contracts (including those related to indexes) and forward contracts, may purchase and/or write (sell) options on securities, securities indexes, futures contracts and foreign currencies, and may purchase equity-linked notes ("ELNs"). Each of these instruments is sometimes referred to as a "derivative," since its value is derived from an underlying security, index or other financial instrument.

      OPTIONS ON SECURITIES INDEXES AND SECURITIES. An option gives its purchaser the right to buy or sell a security or securities index at a specified price within a limited period of time. For the right to buy or sell the underlying instrument (e.g., individual securities or securities indexes), the buyer pays a premium to the seller (the "writer" of the option). Options generally have standardized terms, including the exercise price and expiration time. The current market value of a traded option is the last sales price or, in the absence of a sale, the last offering price. The market value of an option will usually reflect, among other factors, the market price of the underlying security or index. When the market value of an option appreciates, the purchaser may realize a gain by exercising the option, or by selling the option on an exchange (provided that a liquid secondary market is available). If the underlying security or index does not reach a price level that would make exercise profitable, the option generally will expire without being exercised and the writer will realize a gain in the amount of the premium. If a call option on a security is exercised, the proceeds of the sale of the underlying security by the writer are increased by the amount of the premium and the writer realizes a gain or loss from the sale of the security.

      So long as a secondary market remains available on an exchange, the writer of an option traded on that exchange ordinarily may terminate his obligation prior to the assignment of an exercise notice by entering into a closing purchase transaction. The cost of a closing purchase transaction, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will incur a loss on the transaction. However, because an increase in the market price of a call option on a security generally reflects an increase in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security that the writer continues to own.

      All of the Funds (except Money Market Fund) may write (sell) call options on their portfolio securities for income and may write put options. The extent of a Fund's option writing activities will vary from time to time depending upon Founders' evaluation of market, economic and monetary conditions.

      When a Fund purchases a security with respect to which it intends to write a call option, it is likely that the option will be written concurrently with or shortly after purchase. A Fund will write a call option on a particular security only if Founders believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to enter into a closing purchase transaction and close out its position. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

      A Fund may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

      The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it with respect to a call option it has written, rather than delivering such security from its portfolio.

      All of the Funds (except Money Market Fund) may purchase and write options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the stocks included in the index. Options on securities indexes are similar to options on securities. However, because options on securities indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple (the "Multiple") of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. A Fund may purchase put options on stock indexes to protect its portfolio against declines in value. A Fund may purchase call options, or write put options, on stock indexes to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on securities indexes also permits greater time for evaluation of investment alternatives. When Founders believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on securities indexes may eliminate the need to sell less liquid securities and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce a net gain to a Fund. Any gain in the price of a call option a Fund has bought is likely to be offset by higher prices the Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option a Fund has bought is likely to be offset by lower prices of stocks owned by the Fund.

      When a Fund purchases a call on a securities index, the Fund pays a premium and has the right during the call period to require the seller of such a call, upon exercise of the call, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the call is based is above the exercise price of the call. This amount of cash is equal to the difference between the closing price of the index and the lesser exercise price of the call, in each case multiplied by the Multiple. When a Fund purchases a put on a securities index, the Fund pays a premium and has the right during the put period to require the seller of such a put, upon exercise of the put, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the put is based is below the exercise price of the put. This amount of cash is equal to the difference between the exercise price of the put and the


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lesser closing level of the  securities  index,  in each case  multiplied by the
Multiple. Buying securities index options permits a Fund, if cash is deliverable to it during the option period, either to sell the option or to require delivery of the cash. If such cash is not so deliverable, and as a result the option is not exercised or sold, the option becomes worthless at its expiration date.

      Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options a Fund may hold may be affected by options held by other advisory clients of Founders.

      The value of a securities index option depends upon movements in the level of the securities index rather than the price of particular securities. Whether a Fund will realize a gain or a loss from its option activities depends upon movements in the level of securities prices generally or in an industry or market segment, rather than movements in the price of a particular security. Purchasing or writing call and put options on securities indexes involves the risk that Founders may be incorrect in its expectations as to the extent of the various securities market movements or the time within which the options are based. To compensate for this imperfect correlation, a Fund may enter into options transactions in a greater dollar amount than the securities being hedged if the historical volatility of the prices of the securities being hedged is different from the historical volatility of the securities index.

      One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Fund. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Fund may wish to close out an option position. It is also possible that trading in options on securities indexes might be halted at a time when the securities markets generally remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the portfolio will lose the right to appreciation of the stock for the duration of the option.

      OVER-THE-COUNTER ("OTC") OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. OTC options are guaranteed by the issuer of the option.

      Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

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      FUTURES  CONTRACTS.  All of the  Funds  (except  Money  Market  Fund)  may purchase and sell futures contracts. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such
a  transaction   cancels  the  obligation  to  make  or  take  delivery  of  the commodities.

      The acquisition or sale of a futures contract could occur, for example, if a Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts would allow the Fund to maintain a defensive position without having to sell portfolio securities.

      Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. If the fluctuations in the value of the equity index futures contracts used is similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities in the market.

      The Funds also may purchase and sell interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the Australian dollar, Brazilian real, British pound, Canadian dollar, Deutsche mark, Euro, French franc, Japanese yen, Mexican peso, New Zealand dollar, Russian ruble, South African rand, and the Swiss franc.

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      The purchase and sale of futures contracts entail risks. Although Founders believes that use of such contracts could benefit the Funds, if Founders' investment judgment were incorrect, a Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increased instead, the Fund would lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund had insufficient cash, it might have to sell securities from its portfolio to meet margin requirements.

      The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, the ability of investors to close out futures contracts through offsetting transactions could distort the normal price relationship between the cash and futures markets. Second, to the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced and prices in the futures markets distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends still may not result in a successful use of futures.

      The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Funds would not match exactly a Fund's current or potential investments. A Fund might buy or sell futures contracts based on underlying instruments with different characteristics from the securities in which it would typically invest -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position might not correlate precisely with the performance of the Fund's investments.

      Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions could also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund could buy or sell futures contracts with a greater or lesser value than the securities it wished to hedge or was considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this might not be successful in all cases. If price changes in a Fund's futures positions were poorly correlated with its other investments, its futures positions could fail to produce desired gains or result in losses that would not be offset by the gains in the Fund's other investments.

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

      To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike price, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of that put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contract, options or futures contracts and currency options.

      Unlike the situation in which a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract or when a Fund writes an option on a futures contract. Instead, a purchaser of a futures contract is required to deposit an amount of cash or qualifying securities with the FCM. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, a Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, when, during the term of an interest rate futures contract purchased or a put option on an interest rate futures contract sold by a Fund, there was a general increase in interest rates, thereby making the Fund's position less valuable. At any time prior to the expiration of a futures contract or written option on a futures contract, the Fund may elect to close its position by taking an opposite position that will operate to terminate the Fund's position in the futures contract or option.

      Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and options on futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract or an option on a futures contract were not liquid because of price fluctuation limits or otherwise, a Fund would not promptly be able to liquidate unfavorable futures or options positions and potentially could be required to continue to hold a futures or options position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures or options positions also could be impaired.

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

      OPTIONS ON FUTURES CONTRACTS. All of the Funds (except Money Market Fund) may purchase and write put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price on or before a stated expiration date. Upon exercise of the option by the holder, a contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. If an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing sale or purchase transaction, subject to the availability of a liquid secondary market, which is the sale or purchase of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members that have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers that have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

      The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Securities Indexes and Securities" above. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it could buy a call option (or write a put option) on a futures contract to hedge against a market advance.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund would be able to buy a put option (or write a call option) on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

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

      The amount of risk a Fund would assume, if it bought an option on a futures contract, would be the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not fully be reflected in the value of the options bought.

      OPTIONS ON FOREIGN CURRENCIES. All of the Funds (except Money Market Fund) may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, a Fund could buy put options (or write call options) on the foreign currency. If the value of the currency declines, the Fund would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund could buy call options (or write put options) thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

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      RISK FACTORS OF INVESTING IN FUTURES AND OPTIONS.  The  successful  use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indexes, securities, and foreign currencies draws upon skills and experience that are different from those needed to select the other instruments in which the Funds invest. All such practices entail risks and can be highly volatile. Should interest or exchange rates or the prices of securities or financial indexes move in an unexpected manner, the Funds may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

      A Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a Fund as the possible loss of the entire premium paid for an option bought by a Fund, the inability of a Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option, and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Funds will be able to use those instruments effectively for the purposes set forth above.

      In addition, options on U.S. Government securities, futures contracts, options on futures contracts, and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

      FORWARD CONTRACTS FOR PURCHASE OR SALE OF FOREIGN CURRENCIES. The Funds generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Fund purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Fund may obtain protection against a possible loss resulting from an adverse


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change in the  relationship  between the U.S.  dollar and the  foreign  currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

      Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When Founders believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), a Fund may enter into forward contracts to sell, for a fixed-dollar or other currency amount, foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in that currency. In addition, a Fund may engage in "proxy hedging" (i.e., entering into forward contracts to sell a different foreign currency than the one in which the underlying investments are denominated), with the expectation that the value of the hedged currency will correlate with the value of the underlying currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires. Under normal circumstances, consideration of the possibility of changes in currency exchange rates will be incorporated into the Funds' long-term investment strategies.

      At the consummation of a forward contract calling for delivery by a Fund of a foreign currency which has been used as a position hedge, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Fund assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

      If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If any one of the Funds engages in


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an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      While forward contracts may be traded to reduce certain risks, trading in forward contracts itself entails certain other risks. Thus, while the Funds may benefit from the use of such contracts, if Founders is incorrect in its forecast of currency prices, a poorer overall performance may result than if a Fund had not entered into any forward contracts. Some forward contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a favorable price. Moreover, in the event of an imperfect correlation between the forward contract and the portfolio position that it is intended to protect, the desired protection may not be obtained.

      The Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities, and will not do so unless deemed appropriate by Founders. It also should be realized that this method of protecting the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

      COVER. Transactions using options, futures contracts and forward contracts ("Financial Instruments"), other than purchased options, expose a Fund to an obligation to another party. Each Fund will not enter into any such transaction unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contract or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio
management  or  the  Fund's  ability  to  meet  redemption   requests  or  other
obligations.

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

      EQUITY-LINKED NOTES. All of the Funds (except Money Market Fund) may purchase equity-linked notes ("ELNs"). The principal or coupon payment on an ELN is linked to the performance of an underlying security or index. ELNs may be used, among other things, to provide a Fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors. The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default. Further, a Fund's ability to dispose of an ELN will depend on the availability of liquid markets in the instruments. The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

FOREIGN SECURITIES AND ADRS

      The term "foreign securities" refers to securities of issuers, wherever organized, that, in the judgment of Founders, have their principal business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings, and specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States, or on whether the issuer's sole or principal stock exchange listing is outside of the United States. Foreign securities typically will be traded on the applicable country's principal stock exchange but may also be traded on regional exchanges or over-the-counter. In addition, foreign securities may trade in the U.S. securities markets.

      Investments in foreign countries involve certain risks that are not typically associated with U.S. investments. There may be less publicly available information about foreign companies comparable to reports and ratings published about U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Some foreign companies may exclude U.S. investors such as the Funds from participating in beneficial corporate actions, such as rights offerings. As a result, the Funds may not realize the same value from a foreign investment as a shareholder residing in that country. There also may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

      Foreign stock markets may have substantially less trading volume than the New York Stock Exchange, and securities of some foreign companies may be less liquid and may be more volatile than securities of comparable U.S. companies. Brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

      Because investment in foreign companies will usually involve currencies of foreign countries, and because a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and


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

exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. A change in the value of any foreign currency relative to the U.S. dollar, when the Fund holds that foreign currency or a security denominated in that foreign currency, will cause a corresponding change in the dollar value of the Fund assets denominated or traded in that country. Moreover, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political, economic or social instability or diplomatic developments that could affect U.S. investments in foreign countries.

      Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, thus reducing the net return on such investments compared with U.S. investments. The operating expense ratio of a Fund that invests in foreign securities can be expected to be higher than that of a Fund which invests exclusively in domestic securities, since the expenses of the Fund, such as foreign custodial costs, are higher. In addition, the Fund incurs costs in converting assets from one currency to another.

      In addition, Passport, Worldwide Growth, and International Equity Funds may invest in securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities issued by companies located there are expected to be more volatile, less liquid and more uncertain as to payments of dividends, interest and principal. Such countries may include (but are not limited to) Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Ecuador, Egypt, Greece, Hungary, Iceland, India, Israel, Jordan, Nigeria, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Portugal, Republic of Korea (South Korea), Romania, Russia and the other countries of the former
Soviet Union, Slovak Republic, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, and Vietnam.

      American Depositary Receipts and American Depositary Shares (collectively, "ADRs") are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

SECURITIES THAT ARE NOT READILY MARKETABLE

      As discussed in the Prospectuses, the Funds may invest up to 15% of the value of their net assets, measured at the time of investment, in investments that are not readily marketable (10% in the case of Money Market Fund). A security which is not "readily marketable" is generally considered to be a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it is valued. Subject to the foregoing 15% and 10% limitations, the Funds may invest in restricted securities. "Restricted" securities generally include securities that are not registered under the Securities Act of 1933 (the "1933 Act") and are subject to legal or contractual restrictions upon resale. Restricted securities nevertheless may be "readily marketable" and can often be sold in privately negotiated transactions or in a registered public offering. There are an increasing number of securities being issued without registration under the 1933 Act for which a liquid secondary market exists among institutional investors such as the Funds. These securities are often called "Rule 144A" securities (see discussion below).

      A Fund may not be able to dispose of a security that is not "readily marketable" at the time desired or at a reasonable price. In addition, in order to resell such a security, a Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing such securities, no Fund intends to engage in underwriting activities, except to the extent a Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities.

      The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

RULE 144A SECURITIES

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Funds may invest in Rule 144A securities that may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A that provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by one of the Funds could affect adversely the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

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

      The Board of Directors of the Company has delegated to Founders the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and whether such securities are not subject to the Funds' limitations on investing in securities that are not readily marketable. Under guidelines established by the directors, Founders will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers). Founders is required to monitor the readily marketable nature of each Rule 144A security on a basis no less frequently than quarterly. The Funds' directors monitor the determinations of Founders quarterly.

FIXED-INCOME SECURITIES

      Balanced, Discovery, Growth, Growth and Income, International Equity, Mid-Cap Growth, Passport, and Worldwide Growth are the "Equity Funds." The Equity Funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but none rated lower than B. The Equity Funds also may invest in unrated convertible securities and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Funds may buy.

      The Equity Funds will invest in bonds, debentures, and corporate obligations - other than convertible securities and preferred stock - only if they are rated investment grade (Baa, BBB or higher) at the time of purchase, although the Balanced Fund may invest up to 5% of its total assets in lower-grade debt securities. Founders will not invest more than 5% of a Fund's total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed by Founders to be equivalent in quality to securities rated below investment grade. This 5% limitation does not apply to preferred stocks. Government Securities and Money Market Funds do not invest in such lower-grade securities.

      Investments in lower rated or unrated securities are generally considered to be of high risk. Lower rated debt securities, commonly referred to as junk bonds, are generally subject to two kinds of risk, credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. The Appendix to this Statement of Additional Information provides a description of such debt security ratings. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security. Increasing the amount of a Fund's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

      Interest rate risk relates to the fact that the market values of debt securities in which a Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. The Funds are not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to a Fund's purchase of the securities, unless such a disposition is necessary to reduce a Fund's holdings of such securities to less than 5% of its total assets. In order to decrease the risk in investing in debt securities, in no event will a Fund ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Funds from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on preferred stocks and debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

      Because investment in medium and lower rated securities involves both greater credit risk and interest rate risk, achievement of the Funds' investment objectives may be more dependent on the investment adviser's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Equity Funds may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, that would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Finally, while Founders attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Funds do not invest in any medium and lower rated securities that present special tax consequences, such as zero coupon bonds or pay-in-kind bonds.

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

      Founders seeks to reduce the overall risks associated with the Funds' investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Funds will achieve their investment objectives.

FOREIGN BANK OBLIGATIONS

      The Money Market Fund's foreign investments are limited to dollar-denominated obligations of foreign depository institutions or their U.S. branches, or foreign branches of U.S. depository institutions. The foreign investments of Money Market Fund will be limited primarily to securities of issuers from the major industrialized nations. The other Funds also may invest in obligations of foreign depository institutions or their U.S. branches, or foreign branches of U.S. depository institutions.

      The obligations of foreign branches of U.S. depository institutions purchased by the Funds may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch. These obligations, and those of foreign depository institutions, may be limited by the terms of the specific obligation and by governmental regulation. The payment of these obligations, both interest and principal, also may be affected by governmental action in the country of domicile of the institution or branch, such as imposition of currency controls and interest limitations. In connection with these investments, a Fund will be subject to the risks associated with the holding of portfolio securities overseas, such as possible changes in investment or exchange control regulations, expropriation, confiscatory taxation, or political or financial instability.

      Obligations of U.S. branches of foreign depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch, or may be limited by the terms of a specific foreign regulation applicable to the depository institutions and by government regulation (both domestic and foreign).

REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction under which a Fund acquires a security and simultaneously promises to sell that same security back to the seller at a higher price, usually within a seven-day period. The Funds may enter into repurchase agreements with banks or well-established securities dealers meeting criteria established by the Funds' Board of Directors. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement, and are held as collateral by an authorized custodian bank until the repurchase agreement is completed. All repurchase agreements entered into by the Funds are marked to market daily. In the event of default by the seller under a repurchase agreement, the Fund may experience difficulties in exercising its rights to the underlying security and may incur costs in connection with the disposition of that security.

      Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to each Fund's limitation with respect to illiquid securities. For a further explanation, see "Investment Strategies and Risks - Illiquid Securities."

      None of the Funds has adopted any limits on the amounts of its total assets that may be invested in repurchase agreements that mature in less than seven days. Each of the Funds except Money Market Fund may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities that are not readily marketable, including repurchase agreements maturing in more than seven days. Money Market Fund may enter into repurchase agreements if, as a result thereof, no more than 10% of the market value of its net assets would be invested in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.

CONVERTIBLE SECURITIES

      All Funds except Government Securities and Money Market Funds may buy securities convertible into common stock if, for example, Founders believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of a Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

GOVERNMENT SECURITIES

      U.S. government obligations include Treasury bills, notes and bonds; Government National Mortgage Association ("Ginnie Mae") pass-through securities; and issues of U.S. agencies, authorities, and instrumentalities. Obligations of other agencies and instrumentalities of the U.S. government include securities issued by the Federal Farm Credit Bank System ("FFCB"), the Federal Agricultural Mortgage Corporation ("Farmer Mac"), the Federal Home Loan Bank System ("FHLB"), the Financing Corporation ("FICO"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), the Student Loan Marketing Association ("Sallie Mae"), the Tennessee Valley
Authority ("TVA") and the U.S. Small Business Administration ("SBA"). Some government obligations, such as Ginnie Mae pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the FHLB, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Fannie Mae (a private corporation), are supported only by the credit of the agency, authority or instrumentality. The Funds also may invest in obligations issued by the International Bank for Reconstruction and Development ("IBRD" or "World Bank").

      All of the Funds with the exception of Money Market Fund may also purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS essentially are zero-coupon bonds that are direct obligations of the U.S. Treasury. These bonds do not make regular interest payments; rather, they are sold at a discount from face value, and principal and accrued interest are paid at maturity. STRIPS may experience greater fluctuations in market value due to changes in interest rates and other factors than debt securities that make regular interest payments. A Fund will accrue income on STRIPS for tax and accounting purposes which must be distributed to Fund shareholders even though no cash is received at the time of accrual. Therefore, the Fund may be required to liquidate other portfolio securities in order to meet the Fund's distribution obligations.

      The Funds also may invest in securities issued by foreign governments and/or their agencies, and these are the only types of foreign securities in which the Government Securities Fund may invest. The foreign investments of Government Securities Fund will be limited primarily to securities of issuers from the major industrialized nations. Investments in foreign government securities are subject to many of the same risks that apply to investments in foreign securities generally. See "Investment Strategies and Risks - Foreign Securities and ADRs" above.

MORTGAGE-RELATED SECURITIES

      Government Securities and Balanced Funds may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations (see "Mortgage Pass-Through Securities"). Other Funds also may invest in such securities for temporary defensive purposes. Government Securities Fund also may invest in debt securities that are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

      MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities that normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or at specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by Ginnie Mae) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

      Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs") that represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

      Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      RISKS OF MORTGAGE-RELATED SECURITIES. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, which may adversely affect the investment's average life and yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. In addition, as a result of the uncertainty of cash flows of lower tranche CMOs, the market prices of and yield on those tranches generally are more volatile.

      Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

      The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, such as those that developed in 1994, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

      A Fund's investments in CMOs also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

COMMERCIAL PAPER AND OTHER CASH SECURITIES

      Commercial paper purchased by Money Market Fund must be rated by any two nationally recognized statistical rating organizations (NRSROs), or by the only NRSRO that has rated the security, in one of the two highest short-term rating categories, or be comparable unrated securities. However, the Fund may not invest more than 5% of its total assets in securities rated in the second highest rating category. For a list of NRSROs and a description of their ratings, see the Appendix to this SAI.

      A Fund may also acquire certificates of deposit and bankers' acceptances. A certificate of deposit is a short-term obligation of a bank. A banker's acceptance is a time draft drawn by a borrower on a bank, usually relating to an international commercial transaction.

WHEN-ISSUED SECURITIES

      The Funds (other than Money Market Fund) may purchase securities on a when-issued or delayed-delivery basis; i.e., the securities are purchased with settlement taking place at some point in the future beyond a customary settlement date. The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time a Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund and, in the case of debt securities, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund will maintain liquid assets, such as cash, U.S. government securities or other liquid equity or debt securities, having an aggregate value equal to the purchase price, segregated on the records of either the custodian or Founders until payment is made. A Fund also will segregate assets in this manner in situations where additional installments of the original issue price are payable in the future.

BORROWING

      If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. Each Fund will attempt to minimize such fluctuations by not purchasing securities when borrowings are greater than 5% of the value of the Fund's total assets. Interest on borrowings will reduce a Fund's income. See "Investment Restrictions" above for each Fund's limitation on borrowing.

SECURITIES OF OTHER INVESTMENT COMPANIES

      Each of the Funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act and the conditions of exemptive orders issued by the SEC. Except as provided below, no Fund intends to purchase such securities during the coming year in excess of the following limitations:
(a) no more than 3% of the voting securities of any one investment company may be owned in the aggregate by the Fund and all other Funds, (b) no more than 5% of the value of the total assets of the Fund may be invested in any one investment company, and (c) no more than 10% of the value of the total assets of the Fund and all other Funds may be invested in the securities of all such investment companies. Should a Fund purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees. The Funds (other than Money Market Fund) also may invest their uninvested cash reserves in shares of the Money Market Fund and/or one or more money market funds advised by affiliates of Founders. Such investments will not be subject to the limitations described above, except that a Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets.

      Securities of other investment companies that may be purchased by the Funds include Exchange Traded Funds ("ETFs"). ETFs are a type of index fund that trade like a common stock and represent a fixed portfolio of securities designed to track a particular market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their costs. All of the Funds may invest in ETFs, with the same percentage limitations as investments in other registered investment companies.


--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      The Board of Directors of the Company oversees all 10 Dreyfus Founders Funds. The business and affairs of the Company are managed under the direction of the Board. All directors of the Company, as listed below, are independent directors. They are not affiliated with the Funds' adviser, its parent company, or its affiliates. The directors have no official term of office and generally serve until they reach the madated retirement age of 72, resign, or are not reelected.

DIRECTORS

  NAME AND AGE      POSITION(S)    YEAR         PRINCIPAL             OTHER
                       HELD       JOINED      OCCUPATION(S)       DIRECTORSHIPS
                     WITH FUND     BOARD     DURING PAST FIVE
                                                  YEARS

EUGENE H. VAUGHAN,  Chairman       1970    Founding Chairman,   Director, Encore
CFA                 of the                 Vaughan, Nelson,     Bank (2000 to
Age:  68            Board and              Scarborough &        present) and
                    Director               McCullough, L.P.,    Greater Houston
                    of the                 an investment        Partnership
                    Company1,3             counseling firm,     (1990 to
                                           Houston, Texas       present).
                                           (1970 to present).   Chairman, Center
                                                                for Houston's
                                                                Future  (1999
                                                                to  present).
                                                                Founding
                                                                Chairman  and
                                                                former
                                                                Governor,
                                                                Association
                                                                for
                                                                Investment
                                                                Management
                                                                and Research;
                                                                Past Chairman
                                                                and  Trustee,
                                                                Institute  of
                                                                Chartered
                                                                Financial
                                                                Analysts;
                                                                Past Chairman
                                                                and Director,
                                                                Financial
                                                                Analysts
                                                                Federation.

  NAME AND AGE      POSITION(S)    YEAR         PRINCIPAL             OTHER
                       HELD       JOINED      OCCUPATION(S)       DIRECTORSHIPS
                     WITH FUND     BOARD     DURING PAST FIVE
                                                  YEARS

ALAN S. DANSON      Director    1991       Private investor.    Director,
Age:  62            of the                 President and        CaseShare
                    Company1,3,4           Director, D.H.       Systems, LLC, a
                                           Management, Inc.,    document
                                           general partner of   management
                                           limited partnership  company (2000 to
                                           with technology      present).
                                           company holdings,    Director, Gore
                                           (June 1996 to        Range Natural
                                           present).            Science School
                                                                (2001 to
                                                                present).
                                                                Formerly
                                                                Director and
                                                                Senior Vice
                                                                President,
                                                                OptiMark
                                                                Technologies,
                                                                Inc., a
                                                                computerized
                                                                securities
                                                                trading service
                                                                (February 1996
                                                                to January
                                                                1999).


JOAN D. MANLEY      Director    1998       Retired. Formerly    Director, Sara
Age 69              of the                 (1960 to 1984), Ms.  Lee Corporation,
                    Company2               Manley served in     Chicago,
                                           several executive    Illinois;
                                           capacities with      Director, Moore
                                           Time Incorporated,   Corporation
                                           most recently as     Limited,
                                           Group Vice           Stamford,
                                           President,           Connecticut
                                           Director, and
                                           Chairman of
                                           Time-Life Books,
                                           Inc. and Book of
                                           the Month Club,
                                           Inc.


ROBERT P. MASTROVITA Director    1998      Private investor;    Member, Boston
Age:  57             of the                Chairman of private  Society of
                     Company3,4            foundation.          Security
                                           Formerly (1982 to    Analysts.
                                           1997), Chairman and
                                           Director, Hagler,
                                           Mastrovita &
                                           Hewitt, Inc.,
                                           Boston, Massachusetts,
                                           a registered investment
                                           adviser.

  NAME AND AGE      POSITION(S)    YEAR         PRINCIPAL             OTHER
                       HELD       JOINED      OCCUPATION(S)       DIRECTORSHIPS
                     WITH FUND     BOARD     DURING PAST FIVE
                                                  YEARS

TRYGVE E. MYHREN    Director    1996       President, Myhren    Director,
Age:  65            of the                 Media, Inc.,         Advanced
                    Company1,2,4           Denver, Colorado, a  Marketing
                                           firm that invests    Services, Inc.,
                                           in and advises       LaJolla,
                                           media,               California;
                                           telecommunications,  Director, J.D.
                                           internet and         Edwards, Denver,
                                           software             Colorado; Mr.
                                           companies.           Myhren also
                                           Formerly, President  serves on the
                                           of the Providence    boards of the
                                           Journal Company, a   University of
                                           diversified media    Denver
                                           and communications   (Chairman,
                                           company,             Finance
                                           Providence, Rhode    Committee),
                                           Island (1990 to      National Jewish
                                           1996); Chairman and  Medical Center,
                                           Chief Executive      and National
                                           Officer of American  Cable Television
                                           Television and       Center, all of
                                           Communications       which are in
                                           Corporation, a       Denver, Colorado
                                           cable television     and the U.S. Ski
                                           company now known    and Snowboard
                                           as Time Warner       Team Foundation,
                                           Cable, Denver,       Park City, Utah.
                                           Colorado (1981 to
                                           1988); and
                                           Chairman, National
                                           Cable Television
                                           Association,
                                           Washington, D.C.,
                                           (1986 to 1987).


GEORGE W. PHILLIPS  Director    1998       Retired. Director    Vice Chairman of
Age:  64            of the                 and Chairman of      the Board and
                    Company2               Strategic Planning   Chairman of the
                                           Committee, Warren    Investment
                                           Bancorp, Inc.,       Committee of the
                                           Peabody,             Children's
                                           Massachusetts, a     Medical Center
                                           state-chartered      of Boston.
                                           bank holding
                                           company. Formerly
                                           Mr. Phillips was
                                           President and Chief
                                           Executive Officer
                                           of Warren Bancorp,
                                           Inc. and Warren
                                           Five Cents Savings
                                           Bank (1992 to
                                           1997).

  NAME AND AGE      POSITION(S)    YEAR         PRINCIPAL             OTHER
                       HELD       JOINED      OCCUPATION(S)       DIRECTORSHIPS
                     WITH FUND     BOARD     DURING PAST FIVE
                                                  YEARS

JAY A. PRECOURT     Director    1983       Chairman and         Director,
Age 64              of the                 Director, Hermes     Halliburton
                    Company2               Consolidated, Inc.,  Company, Dallas,
                                           Denver, Colorado,    Texas; Director,
                                           an energy            The Timken
                                           transportation and   Company, Canton,
                                           processing company   Ohio.
                                           (1999 to present);
                                           Chairman and CEO,
                                           Scissor Tail
                                           Energy, LLC, an
                                           energy company
                                           (2000 to present);
                                           Managing General
                                           Partner, Precourt
                                           Interests, Ltd.
                                           (1995 to present).
                                           Formerly President,
                                           Chief Executive
                                           Officer, Vice
                                           Chairman and
                                           Director, Tejas
                                           Energy, L.L.C.,
                                           Houston, Texas
                                           (1987 to 1999).
1  Member of Executive Committee
2  Member of Audit Committee
3  Member of Investment Integrity Committee
4  Member of Valuation Committee

COMMITTEES


The committees of the Board are the Executive Committee, Audit Committee, Investment Integrity Committee and Valuation Committee. The Company also has a Committee on Directors, composed of all of the directors (all of whom are non-interested or "independent") and chaired by Mr. Vaughan, which serves as a nominating committee. For at least so long as the plans of distribution pursuant to Rule 12b-1 under the 1940 Act of certain of the Company's Funds remain in effect, the selection and nomination of the Company's independent directors will be a matter left to the discretion of such independent directors. The Committee on Directors did not meet in 2001, since no vacancies on the Board occurred during the year. If a vacancy on the Board does occur, the Committee on Directors would consider nominees recommended by Fund shareholders. Shareholders desiring to recommend a nominee should send a written recommendation, together with the nominee's resume, to: Chairman, Dreyfus Founders Funds, Inc., 2930 East Third Avenue, Denver, CO 80206.


      Except for certain powers that, under applicable law, may only be exercised by the full Board of Directors, the Executive Committee may exercise all powers and authority of the Board of Directors in the management of the business of the Company. The Executive Committee did not meet in 2001.

      The Audit Committee meets periodically with the Company's independent accountants and the executive officers of Founders. This Committee, which met four times during 2001, reviews the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the Company's independent accountants and other matters. The Investment Integrity Committee, which met twice in 2001, monitors compliance with several Fund policies, including those governing brokerage, trade allocations, proxy voting, cross trades, and the Funds' Code of Ethics. The Valuation Committee is responsible for determining the methods used to value Fund securities for which market quotations are not readily available, subject to the approval of the Board. While the Valuation Committee did not hold an in-person meeting during 2001, its members acted on various valuation matters by written consent.

BENEFICIAL OWNERSHIP OF SECURITIES

The following table gives the dollar range of shares of each Fund, as well as the aggregate dollar range of all Funds advised by Founders, owned by each Director as of December 31, 2001.

--------------------------------------------------------------------------------
Name of          Dollar Range of             Aggregate Dollar Range of Equity
Director         Equity Securities in        Securities in all Registered
                 the Fund                    Investment Companies Overseen by
                                             Director in Family of Investment
                                             Companies
--------------------------------------------------------------------------------
Eugene H.        o     Balanced -            Over $100,000
Vaughan             $50,001 to $100,000
                 o     Focus - $50,001
                    to $100,000*
                 o     Government
                    Securities -
                    $10,001 to $50,000
                 o     Growth Fund -
                    $50,001 to $100,000
                 o     Growth       and
                    Income    -    over
                    $100,000
                 o     International
                    Equity    -    over
                    $100,000
                 o     Mid-Cap Growth
                    - $50,001 to
                    $100,000
                 o     Money Market -
                    over $100,000
                 o     Passport  Fund -
                    over $100,000
                 o     Worldwide
                    Growth    -    over
                    $100,000
--------------------------------------------------------------------------------
Alan S. Danson   o     Discovery - $1        $50,001 to $100,000
                    to $10,000
                 o     Growth -
                    $10,001 to $50,000
                 o     International
                    Equity - $1 to
                    $10,000
                 o     Money Market -
                    $10,001 to $50,000
                 o     Passport - $1
                    to $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joan D. Manley   o     Growth -              $10,001 to $50,000
                    $10,001 to $50,000
                 o     Growth and
                    Income - $10,001
                    to $50,000
--------------------------------------------------------------------------------
Robert P.        o     Balanced -            $50,001 to $100,000
Mastrovita          $10,001 to $50,000
                 o     Money Market -
                    $10,001 to $50,000
                 o     Passport -
                    $10,001 to $50,000
--------------------------------------------------------------------------------
Trygve E. Myhren o     Balanced - $1         Over $100,000
                    to $10,000
                 o     Discovery - $1
                    to $10,000
                 o     Focus - $1 to
                    $10,000
                 o     Growth - $1 to
                    $10,000
                 o     International
                    Equity - over
                    $100,000
                 o     Passport -
                    $50,000 to $100,000
                 o     Worldwide
                    Growth - $1 to
                    $10,000
--------------------------------------------------------------------------------
George W.        o     Discovery - $1        $50,001 to $100,000
Phillips            to $10,000
                 o     Government
                    Securities -
                    $50,001 to $100,000
                 o     Passport       -
                    $10,001 to $50,000
                 o     Worldwide      -
                    $10,001 to $50,000
--------------------------------------------------------------------------------
Jay A. Precourt  o     Money  Market  -      Over $100,000
                    over $100,000
--------------------------------------------------------------------------------
* Focus Fund was reorganized into Growth Fund effective February 22, 2002, at which time Focus Fund ceased to exist.

None of the Directors owned securities of Founders, Dreyfus Service Corporation (the Funds' distributor) or their affiliates as of December 31, 2001.

 DIRECTOR COMPENSATION

      The following table sets forth, for the fiscal year ended December 31, 2001, the compensation paid by the Company to its directors for services rendered in their capacities as directors of the Company. The Company has no plan or other arrangement pursuant to which any of the Company's directors receive pension or retirement benefits. Therefore, none of the Company's directors has estimated annual benefits to be paid by the Company upon retirement.

Compensation Table

    Name of Person, Position 1                         Total compensation
                                                        from Company (11
                                                      Funds total) paid to
                                                           Directors 2
    -----------------------------------------------   ----------------------
    Eugene H. Vaughan, Chairman and Director                 $52,000
    Alan S. Danson, Director                                 $40,000
    Joan D. Manley, Director                                 $38,000
    Robert P. Mastrovita, Director                           $38,000
    Trygve E. Myhren, Director                               $42,000
    George W. Phillips, Director                             $38,000
    Jay A. Precourt, Director                                $38,000
    -----------------------------------------------   ----------------------
    TOTAL                                                   $286,000

1 The Chairman of the Board, the Chairmen of the Company's Audit and Investment Integrity Committees, and the members of the Audit and Investment Integrity Committees each received compensation for serving in such capacities in addition to the compensation paid to all directors.

2     These  amounts  include the following  amounts of deferred  compensation accrued on behalf of the following directors during 2001: Mr. Mastrovita $38,000; Mr. Phillips $38,000; and Mr. Precourt $38,000.


   In March 2000 the directors adopted a deferred compensation plan pursuant to which they may defer all or a portion of the compensation payable to them as directors of the Company. The deferred amounts are invested in the shares of one or more Funds. Participating directors therefore may be deemed to have an indirect interest in the shares of such Funds in addition to any Fund shares that they may own directly.

OFFICERS

      The officers of the Company, their ages, positions with the Company, length of time served, and their principal occupations for the last five years appear below. Company officers are elected annually by the Board and continue to hold office until they resign or are removed, or until their successors are elected.

      NAME, ADDRESS          POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
         AND AGE              WITH FUND, TERM      DURING PAST FIVE YEARS
                                  AND LENGTH OF
                                   TIME SERVED
--------------------------   ------------------  ----------------------------
Richard W. Sabo              President of the    Founders' President and
2930 East Third Avenue       Funds since 2000.   Chief Executive Officer,
Denver, Colorado  80206                          Member of Founders Board
Age:  44                                         of Managers (December 1998
                                                 to present). Formerly
                                                 (1991 to November 1998)
                                                 Senior Vice President and
                                                 Regional Director for
                                                 Prudential Securities, Inc.

David L. Ray                 Vice President      Founders' Senior Vice
2930 East Third Avenue       of the Funds        President - Administration
Denver, Colorado  80206      since 2000, and     and Treasurer.  Employed
Age:  44                     from 1990 to        by Founders and its
                             1998.               predecessor company since
                                                 1990.

Kenneth R. Christoffersen    Secretary of the    Founders' Senior Vice
2930 East Third Avenue       Funds since         President - Legal, General
Denver, Colorado  80206      2000, and from      Counsel and Secretary.
Age:  46                     1996 to 1998.       Employed by Founders and
                                                 its predecessor company
                                                 since 1996.

Francis P. Gaffney           Treasurer of the    Founders' Senior Vice
2930 East Third Avenue       Funds since 2000.   President - Operations.
Denver, Colorado  80206                          Employed by Founders and
Age:  44                                         its predecessor company
                                                 since 1994.

Robert T. Kelly              Assistant           Founders' Vice President
2930 East Third Avenue       Treasurer of the    of Portfolio Accounting
Denver, Colorado  80206      Funds since 2000.   since July 2000.
Age:  32                                         Formerly, Head of Equity
                                                 Desk for ABN Amro Trust Company
                                                 (Cayman) Limited (February 1998
                                                 to May  2000);  Assistant  Vice
                                                 President - Accounting  Manager
                                                 for  PFPC   International  Ltd.
                                                 (August 1996 to December 1997);
                                                 Fund Controller  (April 1996 to
                                                 August 1996), Manager,  Banking
                                                 Operations   (October  1994  to
                                                 April         1996)         for
                                                 OppenheimerFunds, Inc.

      As of March 28, 2002, the Company's directors and officers as a group owned less than 1% of the outstanding shares of each Fund, with the exception of the Money Market Fund, in which the ownership interests of the group totaled 11.31%.


      The Company's directors and officers may be contacted at the Funds' address: 2930 East Third Avenue, Denver, Colorado 80206.


--------------------------------------------------------------------------------
         INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

      Founders serves as investment adviser to the Funds. Founders is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation ("MFC"), a financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon and MFC are located at One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. MFC provides a comprehensive range of financial products and services in domestic and selected international markets. MFC is among the ten largest bank holding companies in the United States based on market capitalization.

      MFC's principal subsidiaries are Mellon, The Boston Company, Inc., Buck Consultants, Inc., Newton Management Limited, and a number of companies known as Mellon Financial Services Corporation. Mellon's subsidiaries also include The Dreyfus Corporation ("Dreyfus"), one of the nation's largest mutual fund companies. MFC's banking subsidiaries engage in trust and custody services, investment management services, mutual fund activities, equipment leasing, selling insurance products and various securities-related activities. Through its subsidiaries, MFC managed more than $592 billion in assets under management as of December 31, 2001. As of that date, MFC or its subsidiaries provided non-investment services, such as custodial or administration services, for approximately $2.6 trillion in assets.

      Mellon and its affiliates may have relationships with the issuers of securities purchased by a Fund. Founders has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

      Under the investment advisory agreement between the Company, on behalf of each Fund, and Founders, Founders furnishes investment management and administrative services to the Funds, subject to the overall supervision of the Board of Directors of the Company. In addition, Founders provides office space and facilities for the Funds and pays the salaries, fees and expenses of all Founders officers and other employees connected with the operation of the Company. The Funds compensate Founders for its services by the payment of fees computed daily and paid monthly as follows:

                         MID-CAP GROWTH AND GROWTH FUNDS
--------------------------------------------------------------------------------
  On Assets in Excess of         But Not Exceeding             Annual Fee
---------------------------  -------------------------  ------------------------
               $0                   $30,000,000                      1.00%
       30,000,000                   300,000,000                      0.75%
      300,000,000                   500,000,000                      0.70%
      500,000,000                           ---                      0.65%


                      GROWTH AND INCOME AND BALANCED FUNDS
--------------------------------------------------------------------------------
  On Assets in Excess of         But Not Exceeding             Annual Fee
---------------------------  -------------------------  ------------------------
               $0                  $250,000,000                      0.65%
      250,000,000                   500,000,000                      0.60%
      500,000,000                   750,000,000                      0.55%
      750,000,000                           ---                      0.50%


                                MONEY MARKET FUND
--------------------------------------------------------------------------------
  On Assets in Excess of         But Not Exceeding             Annual Fee
---------------------------  -------------------------  ------------------------
               $0                  $250,000,000                      0.50%
      250,000,000                   500,000,000                      0.45%
      500,000,000                   750,000,000                      0.40%
      750,000,000                           ---                      0.35%


                           GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
  On Assets in Excess of         But Not Exceeding             Annual Fee
---------------------------  -------------------------  ------------------------
               $0                  $250,000,000                      0.65%
      250,000,000                           ---                      0.50%

      DISCOVERY, PASSPORT, INTERNATIONAL EQUITY AND WORLDWIDE GROWTH FUNDS
--------------------------------------------------------------------------------
  On Assets in Excess of         But Not Exceeding             Annual Fee
---------------------------  -------------------------  ------------------------
               $0                  $250,000,000                      1.00%
      250,000,000                   500,000,000                      0.80%
      500,000,000                           ---                      0.70%


      The investment advisory fees are calculated based on each Fund's net assets as a whole, and are then allocated among each Fund's respective Classes based on their relative net assets.

      The net assets of the Funds at the end of fiscal year 2001 were as follows: Balanced Fund - $300,520,942; Discovery Fund - $1,081,482,049; Government Securities Fund - $11,967,133; Growth Fund - $898,671,349; Growth and Income Fund - $291,240,785; International Equity Fund - $57,451,158; Mid-Cap
Growth Fund - $121,834,186; Money Market Fund - $75,928,154; Passport Fund - $121,810,384; and Worldwide Growth Fund - $124,346,210.

      The Funds pay all of their expenses not assumed by Founders, including fees and expenses of all members of the Board of Directors, of advisory boards or of committees of the Board of Directors; compensation of the Company's custodian, transfer agents and other agents; an allocated portion of premiums for insurance required or permitted to be maintained under the 1940 Act; expenses of computing the Funds' daily per share net asset value; legal and accounting expenses; brokerage commissions and other transaction costs; interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes); fees payable under federal and state law to register or qualify the Funds' shares for sale; an allocated portion of fees and expenses incurred in connection with membership in investment company organizations and trade associations; preparation of prospectuses (including typesetting) and printing and distribution thereof to existing shareholders; expenses of local representation in Maryland; and expenses of shareholder and directors meetings and of preparing, printing and distributing reports to shareholders. The Company also has the obligation for expenses, if any, incurred by it in connection with litigation, proceedings or claims, and the legal obligation it may have to indemnify its officers and directors with respect thereto. In addition, Class B, Class C, Class F and Class T shares are subject to an annual distribution fee and Class A, Class B, Class C, and Class T shares are subject to an annual service fee. See "Distribution Plans and Shareholder Services Plans."


      As described in the applicable Prospectuses, certain expenses of some of the Funds are being reimbursed or waived voluntarily by Founders pursuant to a commitment to the Funds. These fee waivers and expense limitations are summarized below:

GOVERNMENT SECURITIES FUND

      Founders has agreed to waive all 12b-1 fees for the Government Securities Fund in excess of those needed to compensate third parties distributing the Fund. In addition, Founders has agreed to waive the portion of its annual management fee for the Government Securities Fund that exceeds 0.35% of the first $250,000,000 of the Fund's average net assets and 0.20% of the Fund's average net assets in excess of $250,000,000.

INTERNATIONAL EQUITY FUND


      Founders has agreed to waive the portion of its annual management fee for the International Equity Fund that exceeds 0.75% of the Fund's average net assets, and to limit the annual expenses of the International Equity Fund (net of any credits received from the Fund's custodian) to 1.40% for the Fund's Class A and Class F shares, 2.15% for the Fund's Class B and Class C shares, 1.15% for the Fund's Class R shares, and 1.65% for the Fund's Class T shares.


MONEY MARKET FUND

      Founders has agreed to waive the portion of its annual management fee for the Money Market Fund that exceeds 0.45% of the first $250,000,000 of the Fund's average net assets, 0.40% of the next $250,000,000 of the Fund's average net assets, 0.35% of the next $250,000,000 of the Fund's average net assets, and 0.30% of the Fund's average net assets in excess of $750,000,000.


ALL FUNDS

      Founders has agreed to limit the annual blue sky fees for each class of each Fund's shares to 2.00% of the respective class's average daily net assets. However, as a result of a change in the method of allocating blue sky fees among the share classes of each Fund approved by the Company's Board of Directors on March 8, 2002, it is unlikely that the blue sky fees for any class will exceed this level for periods after that date.


      The waivers and expense limitations for Government Securities and Money Market Funds, as well as the state blue sky fee limitation, will continue through at least May 31, 2003, and will not be terminated without prior notification to the Company's Board of Directors. The International Equity Fund waiver and expense limitation are permanent.

      For the fiscal years ended December 31 2001, 2000, and 1999, the management fee for each Fund, the amounts waived by Founders, and the actual net fees paid by each Fund were as follows:


   Fund                    Management Fee                     Reduction in Fee                    Net Fee Paid
------------  -----------------------------------------  ---------------------------  -------------------------------------
                  2001           2000          1999       2001     2000      1999        2001        2000         1999
------------  --------------  -----------   -----------  -------  --------  --------  -----------  ----------  ------------
Balanced       $2,820,780     $4,924,936    $6,992,451        $0       $0        $0    $2,820,780   $4,924,936   $6,992,451
Discovery*     $8,768,701     $9,769,369    $4,294,222        $0       $0        $0    $8,768,701   $9,769,369   $4,294,222
Government
Securities        $74,919        $79,091       $95,607   $34,578       $0        $0       $40,341      $79,091      $95,607
Growth         $7,528,407    $20,500,379   $18,135,864        $0       $0        $0    $7,528,407  $20,500,379  $18,135,864
Growth and
Income         $2,018,034     $2,991,692    $3,199,846        $0       $0        $0    $2,018,034   $2,991,692   $3,199,846
International
Equity           $454,668       $420,697      $243,033   $76,876  $37,242   $40,853      $377,792     $383,455     $202,180
Mid-Cap
Growth         $1,102,418     $1,872,038    $1,687,631        $0       $0        $0    $1,102,418   $1,872,038   $1,687,631
Money
Market           $425,609       $470,800      $535,273    $42,561      $0        $0      $383,048     $470,800     $535,273
Passport       $1,808,758     $3,636,055    $1,337,227         $0      $0        $0    $1,808,758   $3,636,055   $1,337,227
Worldwide
Growth         $1,553,782     $2,642,495    $2,480,776         $0      $0        $0    $1,553,782   $2,642,495   $2,480,776

* Includes Frontier Fund for 1999. Discovery Fund acquired all of the net assets of Frontier Fund on August 13, 1999.

      The advisory agreement between Founders and the Company on behalf of each of the Funds was approved by the shareholders of each Fund at a shareholders' meeting of the Company held on February 17, 1998. The advisory agreement was approved for an initial term ending May 31, 1999, and was renewed on May 18, 2001 by the Company's Board of Directors, including all of the Independent Directors (as defined below), for a period ending May 31, 2002. The advisory agreement may be continued from year to year thereafter either by the vote of a majority of the entire Board of Directors or by the vote of a majority of the outstanding voting securities of each Fund, and in either case, after review, by the vote of a majority of the Company's directors who are not "interested persons" (as defined in the 1940 Act) (the "Independent Directors") of the Company or Founders, cast in person at a meeting called for the purpose of voting on such approval.

      In determining to renew the advisory agreement on May 18, 2001, the Board of Directors considered:

1. The nature, quality, and extent of services furnished by Founders to each Fund and, after such consideration, determined:

(a) That the breadth and the quality of investment advisory and other services being provided to the Funds are satisfactory, as evidenced in part by the long-term performance records of the Funds;

(b) That Founders has made significant expenditures in the past year and in prior years to ensure that it has the sophisticated systems and the highly trained personnel necessary for it to be able to continue to provide quality service to the Funds' shareholders, including the dedication of substantial resources to Founders' investment and trading departments;

(c) That the Funds receive numerous ancillary benefits, including the automatic reinvestment of dividends and distributions in additional Fund shares, the provision for quarterly summaries of individual accounts, the availability of automatic withdrawal procedures and automated telephone transfers, the low minimum investment provided with respect to most of the Funds, check writing and exchange privileges, and sophisticated, state-of-the-art Internet access; and

(d) That the Board is satisfied not only with the research, long-term portfolio management, and trading services being provided by Founders to the Funds, but also recognizes that Founders has provided the highest quality financial, legal and regulatory, administrative, shareholder, and transfer agent services to the Funds, while charging fair, reasonable, and competitive fees;

2. The advantages to each Fund of having an adviser that is associated with a global organization and, after such consideration, has determined:

(a) That Founders is an integral operating component of Mellon Financial Corporation, which provides financial services throughout the world and which offers resources to Founders that assist Founders in providing services to the Funds;

3. The extent to which economies of scale and common management are shared with each Fund and, after such consideration, has determined:

(a) That virtually all of the Funds have structured breakpoints in their advisory fees;

(b)   That Founders  receives  revenues from the advisory fees paid by the Funds
      which  are  sufficient  to  provide  high  quality   personnel  and  other
      resources; and

(c) That all Funds benefit from the breadth of Founders' personnel and other resources, through, for example, a team investment management approach and centralized trading operations;

4. The risks assumed by Founders in providing investment advisory services to the Funds and, after such consideration, has determined:

(a) That the capital commitments which have been made in the past and which continue to be made by Founders to ensure the continuation of the highest quality of service to the Funds is made with the recognition that the Funds' advisory relationship with Founders can be terminated at any time and must be renewed on an annual basis; and

(b) That Founders has initiated new Fund offerings which, through exchange privileges and through other ways, have benefited shareholders of existing Funds, fronting the start-up costs of such ventures without assurances of future economic success;

5. The retention of an alternative adviser for each Fund and for all Funds and, after such consideration, has determined:

(a) That the services being provided by Founders to the Funds have been and continue to be satisfactory and preclude the necessity for consideration of alternative sources to provide these services; and

(b) That the Funds' shareholders generally invest in the Funds because of their selection of and confidence in Founders;

6. The investment record of each Fund and, after such consideration, has determined:

(a) That although certain of the Funds have experienced recent performance difficulties, Founders has focused its efforts upon improving the performance records of these Funds and has taken and intends to take steps to seek such improvement;

7. The fairness of fee arrangements and, after such consideration, has determined:

(a) That upon review of the advisory fee structures of the Funds in comparison with other competitive fund groups selected by Lipper Inc., the levels of investment advisory fees paid by the Funds are competitive;

(b) That the expense ratios of the Funds are competitive and in many instances lower than those of competing Fund complexes, and that Founders continually reviews each Fund's total expense ratio and has initiated voluntary expense caps and fee waivers for certain Funds to maintain expenses at reasonable levels; and

(c) That the advisory and other fees payable by the Funds to Founders are essentially fees which would be similar to those which would have resulted solely from "arm's-length" bargaining, and may well be lower than fees arrived at solely from such arm's-length negotiation;

8. The dedication by Founders of stringent adherence to regulatory requirements and restrictions and, after such consideration, has determined:

(a) That Founders is dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds and the Funds themselves maintain strict adherence to the law are excellent;

9.    Profitability to Founders and, after such consideration, has determined:

(a) That after review of the extensive profitability analyses which had been provided by Founders, Founders' profits from providing advisory services to the Funds are reasonable in relationship to the overall services which Founders provides;

10. The benefits to Founders from serving as the Funds' adviser and, after such consideration, has determined:

(a) That Founders benefits from serving directly or through affiliates as the principal underwriter, transfer agent, and/or administrative agent for one or more of the Funds; that the services provided by Founders and affiliates to the Funds are satisfactory, and that the profits derived from providing the services are competitive and reasonable;

(b) That each Fund and the complex as a whole benefit Founders through retention of assets when shareholders elect to exchange from one of the

      Funds to another, but that Fund shareholders also benefit from having a wide variety of Funds within which they can transfer their assets through exchange at no cost;

(c) That a possible "fall-out benefit" to Founders is the ability of Founders to manage private and other institutional accounts by using resources which are primarily dedicated to providing services to the Funds; the directors recognized that in determining its profitability from providing investment advisory and other services to the Funds, Founders allocated its expenses between the Funds and other accounts in a manner which was reasonable; and

(d) That Founders receives research assistance from the use of soft dollars generated from Fund portfolio transactions; the directors noted that such research assists Founders in providing quality investment advisory services to the Funds and other accounts to which it provides advisory services.

            Based upon these considerations, the Board of Directors, including all of the Independent Directors, concluded that the continuation of the advisory agreement was in the best interests of each Fund and its shareholders, the services to be performed under the agreement were services required for the operation of the Funds, Founders had provided satisfactory advisory services to the Funds in the past, and the fees for the advisory services which Founders would perform would be within the range of what would have been negotiated at arm's length in light of the circumstances.

      With respect to each Fund, the advisory agreement may be terminated without penalty at any time by the Board of Directors of the Company or by vote of a majority of the outstanding securities of the Fund on 60 days' written notice to Founders or by Founders on 60 days' written notice to the Company. The agreement will terminate automatically if it is assigned, as that term is defined in the 1940 Act. The agreement provides that each Fund may use the word "Founders" in its name and business only as long as the agreement remains in effect. Finally, the agreement provides that Founders shall not be subject to any liability in connection with matters to which the agreement relates in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen
E. Canter, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Francis P. Gaffney, Senior Vice President; John B. Jares, Vice President; Robert T. Kelly, Vice President; David L. Ray, Senior Vice President and Treasurer; William L. Reith, Vice President; Bridget M. Richards, Vice President; Richard A. Sampson, Senior Vice President; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; and Lisa G. Warshafsky, Vice President. The affiliations of Messrs. Sabo, Ray, Christoffersen, Gaffney and Kelly with the Company are shown under the "Directors and Officers" section of this SAI.

DISTRIBUTOR

      Dreyfus Service Corporation ("DSC"), located at 200 Park Avenue, New York, New York 10166, serves as the Funds' distributor on a best efforts basis. DSC is a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders).

      The table below lists the amounts retained on the sale of Fund shares by the distributor from sales loads with respect to Class A and Class T, and from contingent deferred sales charges ("CDSCs") with respect to Class B and Class C, for the fiscal year ended December 31, 2001.

                                     Sales Loads
                       -----------------------------------------
        Fund                Class A             Class T
---------------------  ------------------  -------------------  --
Balanced                     $1,267                $139
Discovery                  $169,942                  $0
Growth                      $46,773                $305
Growth and Income              $199                $261
International Equity        $16,049                $572
Mid-Cap Growth               $1,032                 $74
Passport                   $106,020              $2,222
Worldwide Growth             $2,265                $748



                           Contingent Deferred Sales Charges
                       -------------------------------------------
        Fund                Class B             Class C
---------------------  ------------------  -------------------  --
Balanced                     $6,240                  $0
Discovery                  $421,521            $128,470
Growth                     $135,620             $19,643
Growth and Income                $0                  $0
International Equity         $4,133             $12,602
Mid-Cap Growth                   $0                  $0
Passport                   $223,121             $72,976
Worldwide Growth                 $0                  $0

      The provisions for the continuation, termination and assignment of the Funds' agreement with DSC are identical to those described above with regard to the investment advisory agreement.


      DSC may pay dealers a fee based on the amount invested through such dealers in Class A, Class B, Class C, Class R or Class T shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Funds, the Dreyfus Family of Funds, the Dreyfus Premier Family of Funds, or certain other products made available by DSC to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1.00% of the amount invested through such dealers. DSC, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. DSC will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.


      DSC, at its expense, may provide promotional incentives to dealers that sell shares of the Funds which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

TRANSFER AGENTS AND CUSTODIAN


      Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), is the transfer and dividend disbursing agent for Classes A, B, C, R and T of the Funds. DTI is located at P.O. Box 9263, Boston, Massachusetts 02205-8501. Under a transfer agency agreement with the Company, DTI arranges for the maintenance of shareholder account records for the Class A, B, C, R and T shares of the Funds, the handling of certain communications between shareholders and the Funds, and the payment of dividends and distributions payable by the Funds with respect to these Classes of shares. For these services, DTI receives a monthly fee computed on the basis of the number of Class A, B, C, R and T shareholder accounts it maintains for the Funds during the month, and is reimbursed for certain out-of-pocket expenses.


      Investors Trust Company ("ITC") is the transfer and dividend disbursing agent for Class F shares. ITC is located at 801 Pennsylvania, Kansas City, Missouri 64105. ITC provides transfer agent services to the Class F shares of the Funds similar to those described above to the extent such services are not provided by Founders, as described under "Other Services - Shareholder Services Agreement."

      DTI and ITC are each individually referred to as a "Transfer Agent" and collectively as the "Transfer Agents."

      State Street Bank and Trust Company ("State Street"), located at 801 Pennsylvania, Kansas City, Missouri 64105, acts as custodian of the Funds' investments. Under a custody agreement with the Funds, State Street holds the Funds' securities and keeps all necessary accounts and records. In March 2002, the Company's Board of Directors approved a change in the custodian of the Funds from State Street to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, PA 15258. This change is expected to occur in the third quarter of 2002.



--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

      GENERAL. Balanced, Discovery, Growth, Growth and Income, International Equity, Mid-Cap Growth, Passport, and Worldwide Growth Funds are referred to as the Equity Funds. Government Securities and Money Market Funds are referred to as the Income Funds. The Equity Funds offer multiple classes of shares. Class A, Class B, Class C, Class F, Class R and Class T shares are available for the Equity Funds. The Income Funds offer Class F shares.


      Class A, Class B, Class C and Class T shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Agents"), except that full-time or part-time employees of Founders or any of its affiliates or subsidiaries, members of Founders' Board of Managers, members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through DSC. Subsequent purchases may be sent directly to the Transfer Agent, or your Agent.

      Class R shares are offered only to institutional investors (including Mellon Bank, N.A. and its affiliates) acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA Rollover Accounts. Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      Class F shares generally are offered only to persons or entities who have continuously maintained an account with any Fund since December 30, 1999. These include, without limitation, customers of certain financial institutions which offer Eligible Benefit Plan programs and which have had relationships with Founders and/or any Fund continuously since December 30, 1999. See the Class F Prospectus for more detailed information regarding eligibility to purchase Class F shares.

      Discovery Fund shares are generally offered only to investors who have continuously maintained a Discovery Fund account since October 20, 2000. Investors who did not own shares of Discovery Fund on October 20, 2000 generally will not be allowed to buy shares of the Fund. Shareholders of the Fund on that date may continue to make additional purchases and to reinvest dividends and capital gains into their accounts. In addition, new accounts may be established by:

o Participants in qualified defined contribution retirement plans (for example 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans, if the plan established Discovery Fund as an investment option prior to the Fund's closure to new investors and the account is established through the plan;
o Employees of Founders and directors of the Funds, if they open accounts directly with Founders.

Discovery Fund shareholders who close their accounts may be prohibited from reactivating their account or opening a new Discovery Fund account. These restrictions generally will apply to investments made directly with Founders or DSC as well as investments made through financial intermediaries, such as brokers, banks or financial advisers. Investors may be required to demonstrate eligibility to purchase Fund shares before an investment is accepted. The Fund reserves the right to resume sales of shares to new investors at some future date, but there is no present intention to do so.

      When purchasing Fund shares, you must specify which Class is being purchased. The Company does not issue stock certificates. The Company reserves the right to reject any purchase order.

      Agents may receive different levels of compensation for selling different Classes of shares. Agents may impose certain conditions on their clients which are different from those described in the Company's Prospectuses and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Agent in this regard.

      Except as stated below, the minimum initial investment for all Classes is $1,000, and the minimum subsequent investment is $100. However, with respect to Class F, the minimum initial investment for IRA and UGMA/UTMA accounts is $500, and there is no minimum required if you begin an automatic investment plan or payroll deduction program of $50 or more per month or per pay period. With respect to Classes A, B, C and T, the minimum initial investment is $750 for Founders-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Founders-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Founders' employees and their household family members may open accounts in Class F shares of a Fund with a minimum initial investment of $250. The minimum additional investment by such persons is $25.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares (other than Class F shares) also may be purchased through Automatic Asset Builder(R), Payroll Savings Plan and Government Direct Deposit Privilege described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Fund shares are sold on a continuous basis. Net asset value per share is determined as described under "Pricing of Shares."

      If an order is received in proper form by the Transfer Agents or any entity authorized to receive orders on behalf of the Company by the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of regular trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of regular trading on the floor of the New York Stock Exchange on any business day and transmitted to DSC or its designee by the close of its business day (normally 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of regular trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by DSC or its designee before the close of its business day. For certain institutions that have entered into agreements with DSC, payment for the purchase of Fund shares may be transmitted, and must be received by the applicable Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Federal   regulations  require  that  you  provide  a  certified  taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

      CLASS A SHARES. The public offering price for Class A shares of the Equity Funds is the net asset value per share of that Class plus a sales load as shown below:

                                    Total Sales Load
                              ------------------------------------------------
      Amount of Transaction    As a % of      As a % of          Dealers'
                                offering      net asset       Reallowance as
                               price per      value per      a % of offering
                                 share          share             price
      ----------------------  -------------  -------------   -----------------
      Less than $50,000           5.75           6.10              5.00
      $50,000 to less than        4.50           4.70              3.75
      $100,000
      $100,000 to less            3.50           3.60              2.75
      than $250,000
      $250,000 to less            2.50           2.60              2.25
      than $500,000
      $500,000 to less            2.00           2.00              1.75
      than $1,000,000
      $1,000,000 or more          -0-            -0-               -0-

      A contingent deferred sales charge ("CDSC") of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. DSC may pay Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with DSC pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished DSC with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of Founders or any of its affiliates or subsidiaries, members of Founders' Board of Managers, members of the Company's Board, or the spouse or minor child of any of the foregoing. This policy enables persons who are involved in the management, distribution or oversight of the Funds to have ownership stakes in the Funds if they so desire without the necessity of paying a sales load.

      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in the Dreyfus Founders Funds, the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds or certain other products made available by DSC to such plans, or (b) invested all of its assets in the Dreyfus Founders Funds, funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds or certain other products made available by DSC to such plans.

      Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with DSC, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).


      CLASS B SHARES. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Company's Prospectuses covering the Class B shares and in this Statement of Additional Information under "Redemption of Shares--Contingent Deferred Sales Charge--Class B Shares."


      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total
Class B shares not acquired through the reinvestment of dividends and distributions.

      CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "Redemption of Shares."

      CLASS B AND C SHARES. DSC compensates certain Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      CLASS F AND CLASS R SHARES. The public offering price for Class F and Class R shares is the net asset value per share of the respective Class.

      CLASS T SHARES. The public offering price for Class T shares is the net asset value per share of that class plus a sales load as shown below:

                                   Total Sales Load
                             -----------------------------
           Amount of          As a % of       As a % of         Dealers'
                               offering       net asset      Reallowance as
                              price per       value per     a % of offering
          Transaction           share           share            price
      ---------------------  -------------  --------------  -----------------
      Less than $50,000          4.50           4.70              4.00
      $50,000 to less            4.00           4.20              3.50
      than $100,000
      $100,000 to less           3.00           3.10              2.50
      than $250,000
      $250,000 to less           2.00           2.00              1.75
      than $500,000
      $500,000 to less           1.50           1.50              1.25
      than $1,000,000
      $1,000,000 or more         -0-             -0-              -0-

      A CDSC of 1.00% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. DSC may pay Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund will generally find it beneficial to purchase Class A shares rather than Class T shares.

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in the Dreyfus Founders Funds, the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds or certain other products made available by DSC to such plans, or (b) invested all of its assets in the Dreyfus Founders Funds, funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds or certain other products made available by DSC to such plans.

      Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Founders or its affiliates. The purchase of Class T shares must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a CDSC.


      DEALER REALLOWANCE - CLASS A AND CLASS T SHARES. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. DSC, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Founders which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.


      SALES LOADS -- CLASS A AND CLASS T SHARES. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

      Set forth below is an example of the method of computing the offering price of each Equity Fund's Class A shares. Each example assumes a purchase of

Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the Fund's net asset value on December 31, 2001. Actual offering price may differ from the offering price listed in the table.


                                                Per Share Sales
                                                Charge - 5.75%
                                                  of offering       Per Share
                                                price (6.10% of      Offering
                                                net asset value      Price to
             Fund            NAV per Share        per share)        the Public
      --------------------   ---------------   ------------------  -------------
      Balanced                    $  8.18             $0.50          $  8.68
      Discovery                    $28.50             $1.74           $30.24
      Growth                       $10.53             $0.64           $11.17
      Growth and Income           $  4.66             $0.28          $  4.94
      International Equity         $10.03             $0.61           $10.64
      Mid-Cap Growth              $  3.44             $0.21          $  3.65
      Passport                     $ 9.68             $0.59           $10.27
      Worldwide Growth             $11.71             $0.71           $12.42


      Set forth below is an example of the method of computing the offering price of each Equity Fund's Class T shares. Each example assumes a purchase of Class T shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the Fund's net asset value on December 31, 2001. Actual offering price may differ from the offering price listed in the table.

                                                Per Share Sales
                                                Charge - 4.50%
                                                  of offering       Per Share
                                                price (4.70% of      Offering
                                                net asset value      Price to
             Fund            NAV per Share        per share)        the Public
      --------------------   ---------------   ------------------  -------------
      Balanced                    $  8.17             $0.39          $  8.56
      Discovery                    $28.24             $1.33           $29.57
      Growth                       $10.38             $0.49           $10.87
      Growth and Income           $  4.60             $0.22          $  4.82
      International Equity         $ 9.97             $0.47           $10.44
      Mid-Cap Growth              $  3.39             $0.16          $  3.55
      Passport                     $ 9.50             $0.45           $ 9.95
      Worldwide Growth             $11.46             $0.54           $12.00


      RIGHT OF ACCUMULATION -- CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by The Dreyfus Corporation, shares of other Funds advised by Founders which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares of a Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of the Fund, or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify for reduced sales loads, at the time of purchase you or your Agent must notify DSC if orders are made by wire, or DTI if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the applicable Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.


      TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the applicable Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the applicable Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares -- TELETRANSFER Privilege." The Company may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


--------------------------------------------------------------------------------
               DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN
--------------------------------------------------------------------------------

      Class B, Class C, Class F and Class T shares are each subject to a Distribution Plan and Class A, Class B, Class C, and Class T shares are each subject to a Shareholder Services Plan.

DISTRIBUTION PLANS

      CLASS B, CLASS C AND CLASS T SHARES. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan with respect to the Equity Funds' Class B, Class C and Class T shares (the "Class B, C and T Distribution Plan") pursuant to which each such Fund pays DSC for distributing its Class B and Class C shares a fee at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares of such Fund, respectively, and pays DSC for distributing its Class T shares a fee at the annual rate of 0.25% of the value of the average daily net assets of Class T shares of such Fund. DSC may pay one or more Agents in respect of advertising, marketing and other distribution services for Class B, Class C and Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Class B, C and T Distribution Plan will benefit the Company and holders of its Class B, Class C and Class T shares, respectively.

      The table below lists the total amounts paid by each Fund to the distributor for the fiscal year ended December 31, 2001.



                                  Fiscal Year Ended December 31, 2001
                       ---------------------------------------------------------
        Fund                Class B             Class C             Class T
---------------------  ------------------  -------------------  ----------------
Balanced                     $9,720              $2,338                 $103
Discovery                  $298,931            $148,203               $5,929
Growth                     $160,059             $26,556               $1,596
Growth and Income           $11,145              $2,854                 $337
International Equity        $35,705             $15,766               $1,088
Mid-Cap Growth               $7,861              $2,210                  $61
Passport                   $194,499             $93,579               $1,800
Worldwide Growth            $16,254              $2,702                 $213


      CLASS F SHARES. The Company also has adopted a plan pursuant to the Rule with respect to the Class F shares (the "Class F Distribution Plan") of all Funds other than the Money Market Fund (the "12b-1 Funds"). Pursuant to the
Class F Distribution Plan, each 12b-1 Fund pays for distribution and related services at an annual rate that may be less than, but that may not exceed, 0.25% of the average daily net assets of Class F shares of that Fund. These fees may be used to pay directly, or to reimburse DSC for paying, expenses in connection with distribution of the 12b-1 Funds' Class F shares and related activities including: preparation, printing and mailing of prospectuses, reports to shareholders (such as semiannual and annual reports, performance reports and newsletters), sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, brokers, financial planners, or others for their assistance with respect to the distribution of the Funds' Class F shares, including compensation for such services to personnel of Founders or of affiliates of Founders; providing payments to any financial intermediary for shareholder support, administrative, and accounting services with respect to the Class F shareholders of the Fund; and such other expenses as may be approved from time to time by the Company's Board of Directors and as may be permitted by applicable statute, rule or regulation.

      Payments under the Class F Distribution Plan may be made only to reimburse expenses paid during a rolling twelve-month period, subject to the annual limitation of 0.25% of average daily net assets. Any reimbursable expenses paid in excess of this limitation are not reimbursable and will be borne by Founders. As of December 31, 2001, Founders had paid the following distribution-related expenses on behalf of the 12b-1 Funds, which had not been reimbursed pursuant to the Class F Distribution Plan:

                                         % of Average
         Fund               Amount        Net Assets
-----------------------  --------------  --------------
Balanced                 $1,365,675          0.38%
Discovery                  $308,316          0.03%
Government Securities            $0          0.00%
Growth                   $2,816,224          0.30%
Growth and Income           $96,751          0.03%
International Equity       $189,946          0.50%
Mid-Cap Growth             $259,644          0.22%
Passport                   $463,299          0.36%
Worldwide Growth           $209,577          0.17%
-----------------------  --------------
TOTAL                    $5,709,432

      During the fiscal year ended December 31, 2001, DSC expended the following amounts in marketing the Class F shares of the 12b-1 Funds pursuant to the Class F Distribution Plan: advertising, $1,030,870; printing and mailing of prospectuses to persons other than current shareholders, $1,085,552; payment of compensation to third parties for distribution and shareholder support services, $4,955,700; and public relations and trade shows, $25,080. The payments to third parties for distribution and shareholder support services included payments to CIGNA Financial Services, Inc., which, to the knowledge of the Company, beneficially owned 5% or more of the outstanding shares of one or more of the Funds at the time such payments were made.

      PROVISIONS APPLICABLE TO ALL CLASSES. The benefits that the Board believes are reasonably likely to flow to the Funds (other than the Money Market Fund) and their shareholders under the Distribution Plans include, but are not limited to: (1) enhanced marketing efforts which, if successful, may result in an increase in net assets through the sale of additional shares, thereby providing greater resources to pursue the Funds' investment objectives; (2) increased name recognition for the Funds within the mutual fund industry, which may help instill and maintain investor confidence; (3) positive cash flow into the Funds, which assists in portfolio management; (4) the positive effect which increased Fund assets could have on Founders' revenues could allow Founders to have greater resources to make the financial commitments necessary to continue to improve the quality and level of shareholder services, and acquire and retain talented employees who desire to be associated with a growing organization; and
(5) increased Fund assets may result in reducing each shareholder's share of certain expenses through economies of scale, such as by exceeding breakpoints in the advisory fee schedules and allocating fixed expenses over a larger asset base.

      Payments made by a particular Fund Class under a Distribution Plan may not be used to finance the distribution of shares of any other Fund Class. In the event that an expenditure may benefit more than one Fund Class, it is allocated among the applicable Fund Classes on an equitable basis.

      A quarterly report of the amounts expended under each Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, each Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Company's Class B, Class C, Class F or Class T shares of any Fund may bear pursuant to the respective Distribution Plan without the approval of the holders of such shares and that all amendments of the Distribution Plans must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreements entered into in connection with the Distribution Plans, by vote cast in person at a meeting called for the purpose of considering such amendments.

      Each Distribution Plan is subject to annual approval by the Company's Board of Directors, by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. Both Distribution Plans were last approved and renewed on May 18, 2001 by the Board, including all of the Independent Directors, for the period ending May 31, 2002. As to the relevant Class of shares of any Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares of such Fund.

      So long as any Distribution Plan is in effect for any Class of shares of any Fund, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination.

SHAREHOLDER SERVICES PLAN

      The Company has adopted a Shareholder Services Plan with respect to the Equity Funds' Class A, Class B, Class C and Class T shares (the "Shareholder Services Plan"). Under the Shareholder Services Plan, each Equity Fund's Class A, Class B, Class C and Class T shares pays DSC a fee at the annual rate of 0.25% of the value of the average daily net assets of the respective Class for the provision of certain services to the holders of shares of that Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, DSC may make payments to Agents in respect of these services.

      A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was initially approved by the Board at a meeting held on August 13, 1999 and was renewed on May 18, 2001 by the Board, including all of the Independent Directors, for the period ending May 31, 2002. As to the relevant Class of shares of any Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

      Set forth below are the total amounts paid by each Fund pursuant to the Shareholder Services Plan to DSC, as distributor, for the Fund's fiscal year ended December 31, 2001:

                       Total Amount
                      Paid Pursuant
                      to Shareholder
        Fund          Services Plan
  -----------------  -----------------
  Balanced
     Class A             $2,760
     Class B             $3,240
     Class C               $779
     Class T               $103

  Discovery
     Class A           $297,285
     Class B            $99,644
     Class C            $49,401
     Class T             $5,929

  Growth
     Class A            $23,924
     Class B            $53,353
     Class C             $8,851
     Class T             $1,596
  Growth and Income
     Class A               $870
     Class B             $3,715
     Class C               $951
     Class T               $337
  International Equity
     Class A            $24,136
     Class B            $11,902
     Class C             $5,255
     Class T             $1,088
  Mid-Cap Growth
     Class A             $1,329
     Class B             $2,620
     Class C               $737
     Class T                $61
  Passport
     Class A            $56,035
     Class B            $64,833
     Class C            $31,193
     Class T             $1,800
  Worldwide Growth
     Class A             $2,777
     Class B             $5,418
     Class C               $901
     Class T               $213

--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------


      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed, or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.


      The Funds impose no charges (other than any applicable CDSC) when shares are redeemed, although a $6 fee will be assessed for wire redemptions of Class F shares. Agents may charge their clients a fee for effecting redemptions of Fund shares. The value of the shares redeemed may be more or less than their original cost, depending upon the applicable Fund's then-current net asset value.


      CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES. A CDSC payable to DSC is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the applicable Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares of the applicable Fund acquired through reinvestment of dividends or capital gain distributions, plus
(ii) increases in the net asset value of your Class B shares of that Fund above the dollar amount of all your payments for the purchase of Class B shares of that Fund held by you at the time of redemption.


      If the aggregate value of the Class B shares of a Fund that are redeemed has declined below their original cost as a result of the Fund's performance, any CDSC which is applicable will be applied to the then-current net asset value rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      The following table sets forth the rates of the CDSC for Class B shares:

                                 CDSC as a % of
                                 Amount Invested
      Year Since Purchase      or Redemption
      Payment Was Made         Proceeds
      ---------------------    -----------------
      First...............     4.00
      Second..............     4.00
      Third...............     3.00
      Fourth..............     3.00
      Fifth...............     2.00
      Sixth...............     1.00

      In determining whether a CDSC is applicable to a redemption from a Fund, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

      For example, assume an investor purchased 100 shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the Fund's net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

      CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES. A CDSC of 1% is paid to DSC on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.

      WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with a Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the applicable Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify DTI or your Agent must notify DSC. Any such qualification is subject to confirmation of your entitlement.

      REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by DTI prior to the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by DTI after the close of regular trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, DSC or its designee will accept orders from Selected Dealers with which DSC has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of regular trading on the floor of the New York Stock Exchange on any business day and transmitted to DSC or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of regular trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

WIRE REDEMPTION PRIVILEGE. By using this privilege for Class A, B, C, R or T shares, you authorize DTI to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by DTI to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this privilege on the next business day after receipt by DTI of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to DTI. This request must be signed by each shareholder, with each signature guaranteed as described below under "Signatures."

TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $100 for Class F; $500 for Classes of shares other than F) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two business days after receipt of the redemption request or, at your request, paid by check and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period from accounts in Fund Classes other than Class F. You should be aware that if you have selected the TeleTransfer Privilege, any request for a TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.
See "Purchase of Shares -- TeleTransfer Privilege."

      SIGNATURES. (For Class A, B, C, R and T shares; signature requirements for Class F shares are described in the Class F Prospectus.) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. DTI has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. DTI may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

      REDEMPTION COMMITMENT; REDEMPTIONS IN KIND. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount from any Fund other than Money Market Fund, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In addition, the Board of Directors has adopted "Investment Company Act Section 17(a) Affiliate Redemption in Kind Conditions and Procedures." Under these procedures, a Fund may satisfy redemption requests from a shareholder who may be deemed to be an affiliated person of the Fund by means of an in-kind distribution of the Fund's portfolio securities, subject to certain conditions. In the event of any redemption in kind, the securities distributed to the redeeming shareholder would be valued in the same manner as they are valued in the portfolio of the Fund. If the recipient sold such securities, brokerage charges would be incurred.


      REDEMPTION PAYMENTS; SUSPENSION OF REDEMPTIONS. Proceeds of redemptions normally will be forwarded within three business days after receipt by the applicable Transfer Agent of the request for redemption in good order, although the Company may delay payment of redemption proceeds under certain circumstances for up to seven calendar days after receipt of the redemption request. (We consider redemptions to be received in good order upon receipt of the required documents as described in the applicable Prospectus.) However, if you have purchased Class A, B, C, R or T shares by check, by TeleTransfer privilege or through Dreyfus-Automatic Asset Builder(R) and subsequently submit a written redemption request to DTI, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone or pursuant to the TeleTransfer Privilege for a period of up to eight business days after receipt by DTI of the purchase check, the TeleTransfer purchase or the Dreyfus-Automatic Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares will not be redeemed until DTI has received your Account Application. Similar restrictions for redemptions of Class F shares are described in the Class F Prospectus.

      In addition, net asset value determination for purposes of redemption may be suspended or the date of payment postponed during periods when (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the Exchange is closed (except for holidays or weekends), (2) when trading in the markets the relevant fund ordinarily utilizes is restricted, (3) for such other periods as the SEC by order may permit, or (4) an emergency exists as defined by the SEC so that disposal of securities or determination of net asset value is not reasonably practicable. In such a case, a shareholder seeking to redeem shares may withdraw his request or leave it standing for execution at the per share net asset value next computed after the suspension has been terminated.

      TRANSACTIONS THROUGH THIRD PARTIES. The Company has authorized a number of brokers and other financial services companies to accept orders for the purchase and redemption of Fund shares. Certain of such companies are authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf. In certain of these arrangements, the Company will be deemed to have received a purchase or redemption order when an authorized company or, if applicable, its authorized designee, accepts the order. In such cases, the customer's order will be priced at the public offering price of the applicable Fund next determined after the order is accepted by the company or its authorized designee.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

      FUND EXCHANGES FOR CLASSES A, B, C, R AND T. Shares of Classes A, B, C, R and T of any Equity Fund may be exchanged for shares of the same Class of any other Equity Fund or Dreyfus Premier fund. Shares of each Class of an Equity Fund also may be exchanged for shares of certain other funds managed or administered by The Dreyfus Corporation and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

      B. Shares of Funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such Funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      E. Shares of Funds subject to a CDSC that are exchanged for shares of another Fund will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under Item D above, you or your Agent must notify DTI of your prior ownership of shares with a sales load and your account number. Any such exchange is subject to confirmation of your holdings through a check of appropriate records.

      You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into the other Funds or certain other funds managed or administered by The Dreyfus Corporation. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.


      To request an exchange of Class A, B, C, R or T shares, you or your Agent acting on your behalf must give exchange instructions to DTI in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize DTI to act on telephonic instructions (including over The Dreyfus Expresssm voice response telephone system) from any person representing himself or herself to be you or a representative of your Agent, and reasonably believed by DTI to be genuine. Telephone exchanges may be subject to limitations as to amount involved or the number of telephone exchanges permitted. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the Fund being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.


      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one Fund and such investor's Retirement Plan account in another Fund.

      AUTO-EXCHANGE PRIVILEGE. The Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for Class A, B, C, R or T shares of a Fund, shares of the same Class of another Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds or shares of certain other funds in the Dreyfus Family of Funds and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts if eligible, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and Auto-Exchange Privilege are available to shareholders resident in any state in which the fund being acquired may legally be sold. Shares may be exchanged only between fund accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611 (holders of Class F shares should call 1-800-525-2440). The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      AUTOMATIC ASSET BUILDER(R). Automatic Asset Builder permits you to purchase Class A, B, C, R or T shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Government Direct Deposit Privilege enables you to purchase Class A, B, C, R or T shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

      DIVIDEND OPTIONS. Dividend Sweep allows you to invest automatically your dividends or dividends and any capital gain distributions from Class A, B, C, R or T shares of a Fund in shares of the same Class of another Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds or shares of certain other funds in the Dreyfus Family of Funds and, with respect to Class T shares of a Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of other funds purchased pursuant to Dividend Sweep will be purchased on the basis of relative net asset value per share as follows:

      A. Dividends and distributions paid by a fund may be invested without imposition of the sales load in shares of other funds that are offered without a sales load.

      B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Class A, B, C, R or T shares of a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan ("AWP") permits you to request withdrawal of a specified dollar amount (minimum of $50 for Class A, B, C, R or T shares) on either a monthly or quarterly basis if you have a

$5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the applicable Transfer Agent.

       A CDSC will not be charged on Class B shares redeemed under an AWP for any Fund account opened on or after July 24, 2000, or for any existing Fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the GREATER of:
o an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
o an annual rate of 12% of the account value at the time of any subsequent withdrawal.

AWP withdrawals of Class B shares that exceed such amounts will be subject to a CDSC.

      Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

      Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

      LETTER OF INTENT -- CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      DTI will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, DTI, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund, as applicable, held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or a Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

      PAYROLL SAVINGS PLAN. Payroll Savings Plan permits you to purchase Class A, B, C, R or T shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing account electronically through the Automated Clearing House system at each pay period.


      CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.


      Investors who wish to purchase Class A, B, C, R or T shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from DSC forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.


      The minimum initial investment in Class A, B, C, R or T shares for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs with more than one participant is $1,000 with no minimum on subsequent purchases. The minimum initial investment for Founders-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant is normally $750, with no minimum on subsequent purchases. The minimum initial investment for Education Savings Accounts is $500, with no minimum on subsequent purchases.

      The investor should read the Prototype Retirement Plan and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

      CLASS F SHAREHOLDER SERVICES. The services provided to holders of Class F shares are described in detail in the Prospectus for Class F shares.

COMPANY POLICY REGARDING MARKET TIMING ACTIVITIES

      The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if a Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds or other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year (or, in the case of Class F, during any 12-month period) or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege or to any automatic investment or withdrawal privilege described herein.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

--------------------------------------------------------------------------------
                                 OTHER SERVICES
--------------------------------------------------------------------------------

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT

      Founders performs administrative, accounting, and recordkeeping services for the Funds pursuant to an Amended and Restated Fund Accounting and Administrative Services Agreement that was initially approved on August 13, 1999 by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or of Founders at a meeting called for such purpose, for an initial term ending May 31, 2000. The Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the Board of Directors of the Company, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting for the purpose of voting on such continuance. The Agreement was renewed on May 18, 2001 by the Board, including all of the Independent Directors, for the period ending May 31, 2002. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice, or by Founders upon ninety (90) days' written notice, and terminates automatically in the event of its assignment unless the Company's Board of Directors approves such assignment.

      Pursuant to the Agreement, Founders maintains the portfolios, general ledgers, and financial statements of the Funds; accumulates data from the Funds' shareholder servicing and transfer agents, custodian, and manager and calculates daily the net asset value of each Class of the Funds; monitors the data and transactions of the custodian, transfer agents, shareholder servicing agent, and manager of the Funds; monitors compliance with tax and federal securities rules and regulations; provides reports and analyses of portfolio, transfer agent, shareholder servicing agent, and custodial operations, performance and costs; and reports on regulatory and other shareholder matters. The Funds pay a fee for this service which is computed at an annual rate of 0.06 percent of the daily net assets of the Funds from $0 to $500 million and at an annual rate of 0.02 percent of the daily net assets of the Funds in excess of $500 million, plus reasonable out-of-pocket expenses. During the fiscal years ended December 31, 2001, 2000 and 1999, the Company paid Fund accounting and administrative services fees of $916,095, $1,881,943, and $1,319,457 respectively.

SHAREHOLDER SERVICES AGREEMENT

      Pursuant to an Amended and Restated Shareholder Services Agreement, Founders performs certain telephone, retirement plan, quality control, personnel training, shareholder inquiry, shareholder account, and other shareholder-related and transfer agent services for the Class F shareholders of the Funds. The Agreement was approved on August 13, 1999 by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or Founders at a meeting called for such purpose, for an initial term ending May 31, 2000. The Agreement may be continued from year to year thereafter as long as such continuance is specifically approved by the Board of Directors of the Company, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement was renewed on May 18, 2001 by the Board, including all of the Independent Directors, for the period ending May 31, 2002. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice to Founders or by Founders upon one hundred eighty (180) days' written notice to the Company, and terminates automatically in the event of an assignment unless the Company's Board of Directors approves such assignment. The Funds pay to Founders a prorated monthly fee for such services equal on an annual basis to $26 for each Class F shareholder account of the Funds considered to be an open account at any time during the applicable month (the "shareholder servicing fee"). The fee provides for the payment not only for services rendered and facilities furnished by Founders pursuant to the Agreement, but also for services rendered and facilities furnished by ITC and DST Systems, Inc. ("DST") in performing transfer agent services for Class F shareholders and in providing hardware and software system capabilities on behalf of the Funds. In addition to the per account fee, Founders, ITC, and DST are reimbursed for all reasonable out-of-pocket expenses incurred in the performance of their respective services. During the fiscal years ended December 31, 2001, 2000, and 1999, the Company paid shareholder servicing fees of $3,028,709, $2,951,970, and $2,580,972 respectively.


--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

      It is the policy of the Company, in effecting transactions in portfolio securities, to seek the best execution of orders at the most favorable prices. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for the Fund in the future, and the financial strength and stability of the broker.

      Because selection of executing brokers is not based solely on net commissions, a Fund may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. While it is not practicable for the Company to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers.

      Subject to the policy of seeking the best execution of orders at the most favorable prices, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements, and may involve the payment of commission rates that are higher than the lowest available commission rates. Commissions available for soft dollar arrangements include those on agency transactions as well as markups, markdowns, commission equivalents and other fees paid to dealers on certain principal transactions. As used in this section, the term "broker" includes such a dealer, and the term "brokerage" or "brokerage services" includes the services provided by such a dealer. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.


      The types of research services and products provided by brokerage firms to Founders include, without limitation:

o     research  reports  about  issuers,  industries,   securities,   economic
      factors and trends
o     earnings information and estimates
o     reports of issuer regulatory filings
o     performance measurement systems
o     stock quote systems
o     trading systems
o     trading measurement services
o     data feeds from stock exchanges
o     third party publications
o     computer and electronic access equipment
o     software programs

      These services and products permit Founders to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

      Some of the research products or services received by Founders may have both a research function and a non-research administrative function (a "mixed use"). If Founders determines that any research product or service has a mixed use, Founders will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that Founders determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by Founders in hard dollars. Any such allocation may create a conflict of interest for Founders.

      Certain accounts of affiliated entities in the Mellon organization are managed by Founders employees acting in a "dual employee" capacity. Founders effects trades for accounts managed by these dual employees. Because those clients may benefit from the research products and services Founders receives from brokers, commissions generated by those clients may be used to help pay for research products and services.

      Founders generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind Founders to compensate the selected brokerage firm for research provided. Founders endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research Founders believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

      Founders may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Founders in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to Founders from brokerage firms effecting securities transactions for a Fund or client may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

      As described in greater detail below, a significant proportion of the total commissions paid by the Funds for portfolio transactions during the year ended December 31, 2001 was paid to brokers that provided research services to Founders, and it is expected that, in the future, a substantial portion of each Fund's brokerage business will be placed with firms that provide such services.

      Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of shares of the Funds may also be considered as a
factor  in  the  selection  of  brokerage   firms  to  execute  Fund   portfolio
transactions.

      A Fund and one or more of the other Funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for a Fund and other Funds or clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all by the investment adviser. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Fund. However, the ability of the Fund to participate in volume transactions may possibly produce better executions for the Fund in some cases.

      The International Equity Fund and the foreign portion of the Worldwide Growth Fund are managed by dual employees of Founders and an affiliated entity in the Mellon organization. These Funds use the research facilities, and are subject to the internal policies and procedures, of the affiliated entity. While the policies and procedures of the affiliated entity are different than those of Founders, they are based on the same principles, and are substantially similar. These Funds may benefit from the research products and services the affiliated entity receives from brokers. Similarly, other accounts managed by the dual employees may benefit from research products and services received by them as a result of their being dual employees of Founders.


      DSC has been  authorized  by the  directors  of the  12b-1  Funds to apply dollars generated from each Fund's Rule 12b-1 distribution plan to pay to brokers and to other entities a fee for distribution, recordkeeping, accounting, and shareholder-related services provided to investors purchasing shares of a 12b-1 Fund through various sales and/or shareholder servicing programs. These fees are computed based on the average daily account balances of investments in each 12b-1 Fund made by the entity on behalf of its customers. The directors of the 12b-1 Funds have further authorized Founders to place a portion of the Funds' brokerage transactions with certain of these entities which are broker-dealers if Founders reasonably believes that the entity is able to provide the best execution of orders at the most favorable prices. Commissions earned by the entity from executing portfolio transactions on behalf of a specific 12b-1 Fund may be credited against the fee charged to that Fund, on a basis that has resulted from negotiations between Founders and the entity. Any 12b-1 fees that are not expended as a result of the application of any such credit will not be used either to pay or to reimburse DSC for other distribution expenses. These directed brokerage arrangements have no adverse effect either on the level of brokerage commissions paid by the Funds or on any Fund's expenses.

      In addition, registered broker-dealers, third-party administrators of tax-qualified retirement plans, and other entities that establish omnibus investor accounts in the Class F shares of the Funds may provide sub-transfer agency, recordkeeping, or similar services to participants in the omnibus accounts. These services reduce or eliminate the need for identical services to be provided on behalf of the participants by Founders, the Funds' shareholder servicing agent, and/or by ITC, the Funds' Class F transfer agent. In such instances, Founders is authorized to pay the entity a sub-transfer agency or recordkeeping fee based on the number of participants in the entity's omnibus account, from the shareholder servicing fees applicable to each participant's account that are paid to Founders by the Funds. If commissions are earned by a registered broker-dealer from executing portfolio transactions on behalf of a specific Fund, the commissions may be credited by the broker-dealer against the sub-transfer agency or recordkeeping fee payable with respect to that Fund, on a basis that will have been negotiated between the broker-dealer and Founders. In such instances, Founders will apply any such credits to the shareholder servicing fee that it receives from the applicable Fund. Thus, the Fund will pay a shareholder servicing fee to Founders, and Founders will pay a sub-transfer agency or recordkeeping fee to the broker-dealer only to the extent that the fee is not off-set by brokerage credits. In the event that the shareholder servicing fee paid by a Fund to Founders with respect to participants in omnibus Class F share accounts in that Fund exceeds the sub-transfer agent or recordkeeping fee applicable to that Fund, Founders may carry forward the excess and apply it to future sub-transfer agent or recordkeeping fees applicable to that Fund that are charged by the broker-dealer. Such a carry-forward may not go beyond a calendar year.

      Decisions relating to purchases and sales of securities for a Fund, selection of broker-dealers to execute transactions, and negotiation of commission rates are made by Founders, subject to the general supervision of the Board of Directors of the Company.

      The following table lists the total amount of brokerage commissions paid on agency transactions and lists the imputed commissions on principal transactions (including commissions on initial and secondary offerings) paid by the Funds for the fiscal years ended 2001, 2000, and 1999, respectively (none of which was paid to DSC):


                     Brokerage Commissions on Agency           Imputed Commissions on
                              Transactions                     Principal Transactions
                   ------------------------------------   ---------------------------------
     Fund             2001         2000         1999        2001        2000        1999
----------------   -----------  -----------   ---------   ---------   ---------   ---------
Balanced           $1,198,475   $1,184,776    $3,951,517    $948,394    $876,739    $767,727
Discovery          $1,235,658   $1,105,183      $354,976  $5,764,922  $8,277,663  $4,426,863
Government
Securities                N/A          N/A         N/A        $9,867      $3,726      $9,059
Growth             $3,563,169   $5,491,557    $3,460,100  $2,605,575  $4,490,318  $2,168,826
Growth and
Income             $1,366,902   $1,010,207    $1,050,728    $591,114    $557,178    $257,946
International
Equity               $430,696     $334,138      $187,422     $48,082     $85,693    $281,311
Mid-Cap Growth       $391,140     $308,037      $487,616  $1,142,508  $2,011,601  $1,762,899
Money Market              N/A          N/A           N/A         N/A         N/A         N/A
Passport           $7,876,614  $11,150,877    $2,864,349    $460,959  $1,208,825  $1,343,340
Worldwide
Growth               $976,350   $1,637,270    $1,317,745    $196,056    $506,078    $512,546


      The differences in the amounts of brokerage commissions paid by the Funds during 2001 as compared to prior years are primarily attributable to increased market volatility, increased cash flows into and out of the Funds, changes in the assets of the Funds, and differences in portfolio turnover rates.

      The aggregate amount of transactions during the fiscal year ended December 31, 2001 in securities effected on an agency basis through a broker for research services, and the commissions and concessions related to such transactions, were as follows:

                                 Commissions and
             Fund              Concessions       Transactions Amount
      --------------------  ------------------   ---------------------
      Balanced                  $1,200,920            $788,823,842
      Discovery                 $4,025,161          $1,894,472,193
      Growth                    $4,550,340          $3,135,603,352
      Growth and Income         $1,160,541            $820,063,264
      International Equity        $309,942            $121,501,842
      Mid-Cap Growth              $731,548            $455,638,998
      Passport                  $4,706,573          $1,264,154,034
      Worldwide Growth            $715,610            $327,279,375

      During the last three years no officer, director or affiliated person of the Company or Founders executed any portfolio transactions for a Fund, or received any commission arising out of such portfolio transactions.

      During the fiscal year, certain of the funds held securities of their regular brokers or dealers as follows :

           Fund                     Broker                  Value*

    Balanced              Goldman Sachs                  $2,671,200
                          J.P. Morgan Chase                     N/A
                          Merrill Lynch & Co.            $2,658,120
                          Morgan Stanley Dean Witter    $16,882,976
                          Prudential Securities                 N/A
    Discovery             Morgan Stanley Dean Witter            N/A
                          Prudential Securities.                N/A
    Government            Prudential Securities                 N/A
    Securities
    Growth                Goldman Sachs                  $5,142,988
                          J.P. Morgan Chase              $8,617,676
                          Merrill Lynch & Co.            $6,617,937
                          Morgan Stanley Dean Witter            N/A
                          Prudential Securities                 N/A

    Growth and Income     Goldman Sachs                  $1,521,100
                          J.P. Morgan Chase              $2,678,995
                          Lehman Brothers                       N/A
                          Merrill Lynch & Co             $2,075,679
                          Morgan Stanley Dean Witter       $936,995
                          Prudential Securities                 N/A
    International         BNP Paribas                      $964,195
    Equity
                          Nordea Securities                     N/A
    Mid-Cap Growth        Prudential Securities                 N/A
    Money Market          Prudential Securities                 N/A
    Passport              Good Morning Securities               N/A
                          Hyundai Securities                    N/A
                          MacQuarie Equities                    N/A
                          Prudential Securities                 N/A
                          Yuanta Core Pac Securities            N/A
    Worldwide Growth      BNP Paribas                    $1,288,576
                          Goldman Sachs                         N/A
                          J.P. Morgan Chase              $1,293,151
                          Morgan Stanley Dean Witter     $2,387,279
                          Nordea Securities                     N/A

* value as of 12/31/01, if applicable.


--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

      The Company's capital stock, par value $0.01 per share, is divided into ten series: Dreyfus Founders Balanced Fund, Dreyfus Founders Discovery Fund, Dreyfus Founders Government Securities Fund, Dreyfus Founders Growth Fund, Dreyfus Founders Growth and Income Fund, Dreyfus Founders International Equity Fund, Dreyfus Founders Mid-Cap Growth Fund, Dreyfus Founders Money Market Fund, Dreyfus Founders Passport Fund and Dreyfus Founders Worldwide Growth Fund. Each series other than the Government Securities and Money Market Funds is divided into multiple classes of shares: Class A, Class B, Class C, Class F, Class R and Class T. All shares of the Government Securities and Money Market Funds have been designated as Class F shares. The Board of Directors is authorized to create additional series or classes of shares, each with its own investment objectives and policies.

The following table sets forth as of April 16, 2002, the share ownership of those shareholders who owned of record 5% or more of any class of a Fund's issued and outstanding common stock:

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
American Express Trust Company   Balanced - Class F           7.24%
FBO American Express Trust
Retirement Service Plans
733 Marquette Avenue
Minneapolis, MN  55402-2309
------------------------------------------------------------------------
Bost & Co                        Passport - Class R           97.35%
PO Box 534005
Pittsburgh PA  15253-4005
------------------------------------------------------------------------
Boston Safe Deposit & Trust Co   Discovery - Class R          87.95%
TT
As Agent - Omnibus Account       Growth - Class R             92.24%
Dreyfus Retirement Services
135 Santilli HWY                 International Equity -       73.48%
Everett, MA  02149-1906          Class R

                                 Worldwide Growth - Class R   99.86%
------------------------------------------------------------------------
Carn & Co.                       Mid-Cap Growth - Class A     14.48%
FBO Herd Enterprises 401K Plan
Attn Mutual Funds -Star
PO Box 96211
Washington DC  20090-6211
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Charles Schwab & Co., Inc.       Balanced - Class F           18.52%
Special Custody Account for the
Exclusive Benefit of Customers   Discovery - Class F          25.84%
101 Montgomery Street
San Francisco, CA  94104-4122    Government Securities -       6.26%
                                     Class F

                                 Growth - Class F             16.72%

                                 Growth and Income - Class F   5.97%

                                 International Equity -
                                 Class F                      28.82%

                                 Mid-Cap Growth - Class F     18.16%

                                 Passport - Class F           46.07%

                                 Worldwide Growth - Class F   35.17%
------------------------------------------------------------------------
Cigna Retirement & Investment    Balanced - Class F           17.38%
Services
280 Trumbull Street              Growth - Class F             7.79%
Hartford, CT  06103-3509
(record and beneficial owner)
------------------------------------------------------------------------
Circle Trust Co Cust             Growth and Income - Class T  13.89%
Secondary Resources 401K Plan
Metro Center
1 Station Pl
Stamford CT  06902-6800
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Deirdre B Stokes TTEE            Passport - Class T           9.12%
Stokes Charitable Trust
U/A DTD 8/28/97
Villa Encinitas North
480 So. El Camino Rm #115
Encinitas CA  92024
------------------------------------------------------------------------
Donaldson Lufkin Jenrette        Balanced - Class C           22.13%
Securities Corporation Inc
P O Box 2052                     Balanced - Class R           94.24%
Jersey City NJ  07303-9998
                                 Growth and Income - Class A  8.40%

                                 Growth and Income - Class R  44.14%

                                 Mid-Cap Growth - Class R     25.46%

                                 Worldwide Growth - Class C   18.62%

                                 Worldwide Growth - Class T   11.84%
------------------------------------------------------------------------
Dreyfus Investment Services Corp Mid-Cap Growth - Class A     6.51%
2 Mellon Bank Center
Room 177
Pittsburgh PA  15259-0001
------------------------------------------------------------------------
Dreyfus Trust Company            Balanced - Class B           8.34%
FBO Michael V Gorfunkel
Under IRA Plan
676 Raintree Cir
Coppell TX  75019-5443
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Dreyfus Trust Company            Worldwide Growth - Class T   9.12%
FBO Jean Hawley Culbertson
Under IRA Plan
1116 Washington St
Glenview IL  60025-2862
------------------------------------------------------------------------
Edward D Jones & Co Custodian    Growth and Income - Class A  6.00%
FBO Kenneth J Walker IRA
P.O. Box 2500
Maryland Heights MO  63043-8500
------------------------------------------------------------------------
Emmett A Larkin Company          Growth - Class T             17.91%
100 Bush St, Suite 1000
San Francisco CA  94104
------------------------------------------------------------------------
Eugene H. Vaughan, Jr.           Money Market - Class F       10.79%
600 Travis Street Suite 6300
Houston, TX  77002-3007
(record and beneficial owner)
------------------------------------------------------------------------
Fidelity Investments             Balanced - Class F           19.06%
Operations Co (FIIOC) As Agent
For                              Discovery - Class A          7.78%
Certain Employee Benefit Plans
100 Magellan Way #KW1C           Discovery - Class F          14.73%
Covington, KY  41015-1999
                                 Growth - Class F             12.71%

                                 Growth - Class R             7.41%

                                 Growth and Income - Class R  54.43%

                                 Mid-Cap Growth - Class R     66.52%

                                 Worldwide Growth - Class F   6.19%
------------------------------------------------------------------------
First Clearing Corporation       Balanced - Class C           5.48%
Stephanie L. Crimmins JTWROS
933 Boxwood
Lewisville, TX  75067-4221
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
First Clearing Corporation       International Equity -       7.84%
Patrick A Hunt IRA R/O           Class T
FCC as Custodian
1832 Harrell Road
Howe TX  75459-3504
------------------------------------------------------------------------
First Clearing Corporation       Growth - Class T             9.04%
William T Bishop P/ADM
William Thomas Homes Inc.
PO Box 16155
Rocky River OH  44116-0155
------------------------------------------------------------------------
First Clearing Corporation       International Equity -       19.69%
James A Archambeau Tr            Class T
James A Archambeau PS Plan
702 W Arapaho RD STE 102
Richardson TX  75080-4154
------------------------------------------------------------------------
First Union National Bank        Discovery - Class T          56.17%
1525 W WT Harris BLVD #1151
Charlotte NC  28262-8522
------------------------------------------------------------------------
Fiserv Securities Inc            Mid-Cap Growth - Class C     9.79%
One Commerce Square
2005 Market Street Suite 1200
Philadelphia PA  19103-7008
------------------------------------------------------------------------
H& R Block Financial             Growth and Income - Class C  18.39%
Advisors Inc.
751 Griswold St
Detroit MI  48226-3224
------------------------------------------------------------------------
Investors Trust Co. Cust IRA     Government Securities -      5.64%
Rollover                         Class F
FBO Bruce C. Paton
5380 E. Mansfield Avenue
Denver, CO  80237-1062
------------------------------------------------------------------------
John Chisenhall &                Balanced - Class T           36.87%
Katherine Chisenhall Jt Wros
2157 Autumn Wood Dr
Saint Charles MO  53303-4479
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
LPL Financial Services           Growth and Income - Class C  17.21%
9785 Towne Centre Drive
San Diego CA  92121-1968
------------------------------------------------------------------------
MBCIC                            Balanced - Class R           5.76%
Attn Michael Botsford
919 N Market St
Wilmington DE  19801-3023

------------------------------------------------------------------------
Mellon Bank NA Trustee Inc       International Equity -       7.05%
Audiovox Deferred Compensation   Class R
135 Santilli Highway
Everett MA  02149-1950
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
MLPF&S For the Sole Benefit      Balanced - Class A           5.89%
Of its Customers
Attn Fund Administration         Balanced - Class B           15.48%
4800 Deer Lake Dr E Fl 3
Jacksonville Fl  32246-6484      Discovery - Class A          12.64%

                                 Discovery - Class B          13.25%

                                 Discovery - Class C          31.83%

                                 Growth - Class A             6.76%

                                 Growth - Class B             9.36%

                                 Growth - Class C             17.58%

                                 Growth and Income - Class A  7.51%

                                 Growth and Income - Class B  10.25%

                                 Growth and Income - Class C  15.37%

                                 International Equity -       8.47%
                                     Class B

                                 International Equity -
                                 Class C                      54.13%

                                 Mid-Cap Growth - Class B      6.11%

                                 Mid-Cap Growth - Class C     24.75%

                                 Passport - Class A           25.90%

                                 Passport - Class B           19.33%

                                 Passport - Class C           23.23%

                                 Worldwide Growth - Class A   27.52%

                                 Worldwide Growth - Class B    7.92%

                                 Worldwide Growth - Class C   19.19%

------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
NFSC FEBO                        Growth and Income - Class C  17.65%
Linnea Conrad
641 5th Ave.
New York, NY  10022-5908
------------------------------------------------------------------------
NFSC FEBO                        Growth and Income - Class C  5.67%
NFS/FMTC IRA
FBO Jason B Zwyers
1377 Lix Road
Warrentown MO  63383-4227
------------------------------------------------------------------------
NFSC FEBO                        Worldwide Growth - Class T   12.77%
Charles J Austin
6606 Mapleshade Ln Apt 1C
Dallas, TX  75252-2497
------------------------------------------------------------------------
NFSC FEBO                        International Equity -       9.60%
Joan L Exline                    Class T
63 Serene Hills
Hattiesburg, MS  39402
------------------------------------------------------------------------
National Financial Services      Balanced - Class F           5.78%
Corp.
FBO Our Customers Exclusively    Growth - Class F             5.12%
P.O. Box 3908
Church Street Station            International Equity -       6.90%
New York, NY  10008-3908         Class F

                                 Passport - Class F           6.92%

                                 Worldwide Growth - Class F   7.92%
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Painewebber FBO                  Growth and Income - Class A  5.93%
Timothy A Berti Succttee
UA DTD 10/16/95
FBO Jeannette Berti Trust
3436 Marinatown Ln
N Ft Myers FL  33903-7058
------------------------------------------------------------------------
Painewebber for the Benefit of   Growth and Income - Class C  6.12%
D.V. Manning
545 Lexington Circle
Memphis TN  38120-2727
------------------------------------------------------------------------
Painewebber for the Benefit of   Mid-Cap Growth - Class A     6.98%
Frances Josephine Sattler
Trust DTD 1/22/97
Frances Josephine Sattler TTEE
4760 Janet
Sylvania OH  43560-1730
------------------------------------------------------------------------
Painewebber for the Benefit of   Mid-Cap Growth - Class C     8.53%
Gilbert A Castillo
Sonia C Castillo Co-TTEES O/T
DTD 2/1/00
2754 W Alluvial
Fresno CA  93711-0376
------------------------------------------------------------------------
Painewebber  for the Benefit of  Mid-Cap Growth - Class T     54.16%
Beverly E Hanson
Sole & Sep Prop
5115 Birdwood Rd.
Houston, TX  77096-2601
------------------------------------------------------------------------
Painewebber for the Benefit of   Growth and Income - Class T  44.21%
UBS Painewebber CDN FBO
PO Box 3321                      Mid-Cap Growth - Class T     29.67%
Weehawken NJ  07086-8154
                                 Worldwide Growth - Class C   11.79%
------------------------------------------------------------------------
Pauline H Mullenix               Growth and Income - Class A  6.87%
714 Green St
Warner Robins GA  31093-2738
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Prudential Securities, Inc.      Balanced - Class C           44.76%
FBO William J Gallagher
IRA DTD 04/11/01
8590 Coyote Peak Cir
Las Vegas NV  89147-5253
------------------------------------------------------------------------
Prudential Securities, Inc.      Balanced - Class T           59.15%
FBO Stephen A Sperber
Number 128
1285 Baring Blvd
Sparks NV  89434-8673
------------------------------------------------------------------------
Prudential Securities, Inc.      Growth and Income - Class B  10.99%
FBO Margaret S Manze
Mary R Ruhl P O A
57 Grove St
Haddonfield NJ  08033-1217
------------------------------------------------------------------------
Prudential Securities, Inc.      Growth and Income - Class B  6.15%
FBO Frederique Hartog TTEE
Of The F I Hartog Trust
UA DTD 05/23/88
240 Locust Rd
Winnetka IL  60093-3609
------------------------------------------------------------------------
Prudential Securities, Inc.      Worldwide Growth - Class A   23.30%
FBO Nitro
58 Broad Street Rd.
103 Sabot Park
Manakin Sabot, VA  23103-2213
------------------------------------------------------------------------
Prudential Securities, Inc.      Worldwide Growth - Class T   5.97%
FBO William R. Maxwell
12625 Winfree St.
Chester, VA  23831-5031
------------------------------------------------------------------------
Prudential Securities, Inc.      Passport - Class F           5.10%
One New York Plaza
8th Floor
New York, NY  10292-0001
------------------------------------------------------------------------
Prudential Securities, Inc.      Worldwide Growth - Class C   10.43%
FBO Mr Jake Leegwater
Mrs Janice G Leegwater Co-TTEES
Peregrin Med Review Of Calif
Defined
Benefit Pension Plan
Walnut Creek CA  94598
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Salomon Smith Barney, Inc.       Mid-Cap Growth - Class C     26.71%
333 West 34th St. - 3rd Floor
New York, NY  10001-2483
------------------------------------------------------------------------
Salomon Smith Barney, Inc.       Discovery - Class F          6.42%
388 Greenwich Street
New York, NY  10013-2339
------------------------------------------------------------------------
Scott & Stringfellow, Inc.       Growth and Income - Class A  9.98%
FBO Lucille W Harris
9608 Gladstone St.
Manassas VA  20110-4338
------------------------------------------------------------------------
Scott & Stringfellow, Inc.       Worldwide Growth - Class T   14.35%
FBO William Mark Harrington &
Julie Ann Harrington JTTEN
15146 Merry Oaks Lane
Montpelier VA  23192-2808
------------------------------------------------------------------------
Scott & Stringfellow, Inc.       Worldwide Growth - Class T   13.36%
FBO Robert W Brownley &
Betty L Brownley JTWROS
1039 Putting Lane SW
Calabash, NC  28467-2247
------------------------------------------------------------------------
Scott & Stringfellow, Inc.       Worldwide Growth - Class T   9.27%
FBO Scott & Stringfellow, Inc.
- IRA John C Howard Jr.
16452 Pouncey Tract Road
Rockville, VA  23146-1848
------------------------------------------------------------------------

------------------------------------------------------------------------
        NAME AND ADDRESS                                      AMOUNT
      OF RECORD OWNER (1)                    FUND               OWNED
------------------------------------------------------------------------
Scott & Stringfellow, Inc.       Worldwide Growth - Class T   8.52%
FBO Scott & Stringfellow, Inc.
- IRA
Roberta S. Tunstall
6062 Haw Shop Trail
Hanover, VA  23069-1844
------------------------------------------------------------------------
State Street Bank & Trust Co.    Discovery - Class A          47.90%
FBO Super Saver 401K Capital
Accumulation PL For AMR Corp
Attn Kathleen Norris
15 Rosemont Rd
Westwood MA  02090-2329
------------------------------------------------------------------------
The Traveler's Insurance Company Growth - Class F             6.14%
1 Tower Sq.
Hartford, CT  06183-0002
------------------------------------------------------------------------
U S Clearing Corp                Mid-Cap Growth - Class T     13.84%
26 Broadway
New York NY  10004-1703
------------------------------------------------------------------------
Wells Fargo Investments LLC      International Equity -       5.72%
420 Montgomery St                Class T
San Francisco CA  94104-1298
------------------------------------------------------------------------
Wexford Clrng Services           Growth - Class T             12.34%
6 Holly Hill Rd
Little Rock AR  72204-3514       Growth and Income - Class T  38.16%
------------------------------------------------------------------------
(1) Except as set forth in the table above, the Company does not know of any person who, as of April 16, 2002, owned beneficially 5% or more of the shares of any class of any Fund.



      Shares of each Class of each Fund are fully paid and nonassessable when issued. All shares of each Class of a Fund participate equally upon liquidation and in dividends and other distributions by that Class, and participate in proportion to their relative net asset values in the residual assets of a Fund in the event of its liquidation. Shares of each Class of each Fund are redeemable as described herein under "Redemption of Shares" and under "About Your Investment" or "Your Investment" in the Prospectuses. Fractional shares have the same rights proportionately as full shares. The Company does not issue share certificates. Shares of the Company have no conversion, subscription or preemptive rights.

      Each full share of the Company has one vote and fractional shares have proportionate fractional votes. Shares of the Funds are generally voted in the aggregate except where separate voting by each Class and/or each Fund is required by law. The Company is not required to hold regular annual meetings of shareholders and does not intend to do so; however, the Board of Directors will call special meetings of shareholders if requested in writing generally by the holders of 10% or more of the outstanding shares of each Fund or as may be required by applicable law or the Company's Articles of Incorporation. Each Fund will assist shareholders in communicating with other shareholders as required by federal and state securities laws. Directors may be removed by action of the holders of a majority or more of the outstanding shares of all of the Funds. Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so and, in such an event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.


--------------------------------------------------------------------------------
                                PRICING OF SHARES
--------------------------------------------------------------------------------

The Company calculates net asset value per share, and therefore effects sales, redemptions, and repurchases of its shares, once daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4 p.m. EST) on each day the Exchange is open for trading. The Exchange is not open for trading on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ALL FUNDS EXCEPT MONEY MARKET FUND. The net asset value per share of each Class of each Fund is calculated by dividing the value of all securities held by that Fund and its other assets (including dividends and interest accrued but not collected) attributable to that Class, less the Fund's liabilities (including accrued expenses) attributable to that Class, by the number of outstanding shares of that Class. Expenses and fees, including the advisory fees and fees pursuant to the Distribution Plans and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of each Class of each Fund's shares. Because of the differences in the operating expenses incurred by each Class of a Fund, the per share net asset value of each Class will differ.

DOMESTIC EQUITY SECURITIES. A security listed or traded on a securities exchange or in the over-the counter market is valued at its last sale price on the exchange or market where it is principally traded; lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

FOREIGN SECURITIES. Foreign securities traded on foreign exchanges ordinarily are valued at the last quoted sale price available before the time when the Funds' assets are valued. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. In some cases, particularly with respect to securities or companies in certain Latin American countries, prices may not be available in a timely manner. Therefore, such prices will be obtained from a Board-authorized pricing service. These prices will be reflective of current day trading activity, and will be secured at a consistent time each day. If a security's price is available from more than one U.S. or foreign exchange, the exchange that is the primary market for the security will be used. Foreign securities not traded on foreign exchanges, including 144As and foreign income securities, are valued on the basis of the average of at least two market maker quotes and/or the portal system. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

DEBT INSTRUMENTS. Fixed and variable income securities are valued at the evaluated bid prices as determined on each valuation day by a portfolio pricing service approved by the Directors. Instruments for which vendor valuations are not available are valued by averaging the bid prices obtained from two active market makers in the security. Short-term securities are valued at amortized cost if their remaining maturity at the time of purchase is 60 days or less.

SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE. Securities for which quotations are not readily available, or other assets, shall be valued at fair market value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors.

PRICING SERVICES. The Company's Board of Directors periodically reviews and approves the pricing services used to value the Funds' securities. All pricing services may employ electronic data processing techniques and/or computerized matrix systems to determine valuations. Normal institutional-size trading units are normally selected in valuing debt securities.

MONEY MARKET FUND. The Board of Directors has adopted a policy that requires that the Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets, and thus its net asset value per share, generally will remain constant. No assurances can be provided that the Fund will be able to maintain a stable $1.00 per share net asset value. This method may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

      In connection with its use of the amortized cost method, Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only portfolio securities having remaining maturities of 397 calendar days or less, and invest only in securities, whether rated or unrated, determined by the Board of Directors to be of high quality with minimal credit risks. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors at such intervals as it may deem appropriate to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or may otherwise be unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, the Board will take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

OPTIONS. When a Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

      When the Funds purchase a put or call option on a stock index, the premium paid is included in the asset section of the Fund's Statement of Assets and Liabilities and subsequently adjusted to the current market value of the option. Thus, if the current market value of the option exceeds the premium paid, the excess is unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess is unrealized depreciation.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      Each of the Funds intends to qualify annually as a regulated investment company. Generally, regulated investment companies are relieved of federal income tax on the net investment income and net capital gains that they earn and distribute to their shareholders. Unless an account is not subject to income taxes, shareholders must include all dividends and capital gains distributions in taxable income for federal, state and local income tax purposes.

      Distributions paid from a Fund's investment company taxable income (which includes, among other items, dividends, interest, and the excess of net short-term capital gains over net long-term capital losses) are taxable as ordinary income whether received in cash or additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as capital gain dividends are taxable as long-term capital gain, regardless of the length of time the shareholder has held his Fund shares at the time of the distribution, whether received in cash or additional shares. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of that Fund on the reinvestment date.

      Any loss realized by a shareholder upon the disposition of shares held for six months or less from the date of his or her purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      A  portion  of  a  Fund's   dividends   may  qualify  for  the   corporate
dividends-received deduction; however, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction.

      All dividends and distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of Fund shares should be reduced below a shareholder's cost as a result of a distribution of such realized capital gains, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of each Fund's shares reflects accrued net investment income and undistributed realized capital gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. Distributions generally are taxable in the year in which they are received, regardless of whether received in cash or reinvested in additional shares. However, dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year will be taxable as though received by shareholders on December 31 of the calendar year in which the dividends were declared.

      While the Funds intend to make distributions at the times set forth in the Prospectuses, those times may be changed at each Fund's discretion. The Funds intend to distribute substantially all investment company taxable income and net realized capital gains. Through such distributions, and by meeting certain other requirements, each Fund intends to continue to qualify for the tax treatment accorded to regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). In each year in which a Fund so qualifies, it will not be subject to federal income tax upon the amounts so distributed to investors. The Code contains a number of complex tests to determine whether a Fund will so qualify, and a Fund might not meet those tests in a particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders. Qualification as a regulated investment company does not involve supervision by any governmental authority either of the Company's management or of the Funds' investment policies and practices.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to continue to make distributions in accordance with this requirement. However, the Company's Board of Directors and Founders could determine in a particular year that it would be in the best interests of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Certain options and forward contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, with some exceptions, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market," with the result that unrealized gains or losses are treated as though they were realized.

      Generally, the hedging transactions undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to shareholders.

      The Funds may make one or more of the elections available under the Code that are applicable to straddles. If any of the elections are made, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses by deferring losses and/or accelerating the recognition of gains from the affected straddle positions, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      Requirements   related  to  the  Funds'  status  as  regulated  investment companies may limit the extent to which any particular Fund will be able to engage in transactions in options and forward contracts.

      The Funds intend to accrue dividend income for Federal income tax purposes in accordance with Code rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Fund as income.

      Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the position and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund generally would not be able to make any ordinary income dividend distributions. Such distributions made before the losses were realized generally would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

      A Fund may be required to withhold federal income tax at the rate of 30% in 2002 and 2003 (29% in 2004 and 2005 and 28% in 2006 - 2010) of all taxable distributions and gross proceeds from the disposition of Fund shares payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or where a Fund or a shareholder has been notified by the Internal Revenue Service (the "IRS") that a shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the amount of foreign taxes that will be imposed on a Fund. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions' income taxes paid by it. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

      Certain Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      Money Market Fund will declare a dividend of its investment company taxable income on a daily basis, and shareholders of record begin receiving dividends no later than the next day following the day when the purchase is effected. The dividend declared at 4:00 p.m. Eastern time will be deducted immediately before the net asset value calculation is made. Shareholders will receive dividends in additional shares, unless they elect to receive cash by notifying the Transfer Agent in writing. Dividends will be reinvested monthly on the last business day of each month at the per share net asset value on that date. If cash payment is requested, checks will be mailed as soon as possible after the end of the month. If a shareholder redeems his entire account, all dividends declared to the effective date of redemption will be paid at that time. Shareholders will receive quarterly statements of account activity, including information on dividends paid or reinvested. Shareholders also will receive confirmations after each transaction, except as stated in the applicable Prospectus. Tax information will be provided annually.

      Money Market Fund's net income consists of all interest income accrued (including accrued discount earned and premium amortized), plus or minus all short-term realized gains and losses on portfolio assets, less accrued expenses. The amount of the daily dividend will fluctuate. To the extent necessary to attempt to maintain a net asset value of $1.00 per share, the Board of Directors may consider the advisability of temporarily reducing or suspending payment of daily dividends.

      Founders may provide the Funds' Class F shareholders with information concerning the average cost basis of their shares to assist them in preparing their tax returns. This information is intended as a convenience to the Funds' Class F shareholders and will not be reported to the IRS. The IRS permits the use of several methods in determining the cost basis of mutual fund shares. Cost basis information provided by Founders will be computed using the single-category average cost method, although neither Founders nor the Company recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a Fund's shareholder has reported gains or losses from investments in the Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change methods.

      The treatment of any ordinary dividends and capital gains distributions to shareholders from a Fund under the various state and local income tax laws may not parallel that under federal law. In addition, distributions from a Fund may be subject to additional state, local, and foreign taxes, depending upon each shareholder's particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

--------------------------------------------------------------------------------
                        YIELD AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      The Company may, from time to time, include the yield or total return of the Funds in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Government Securities and Balanced Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

      YIELD = 2[(1 + a-b)^6 - 1]
                     ---
                     cd
where       a =   dividends and interest earned during the period,

            b =   expenses accrued for the period (net of  reimbursements),

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per share on the last day of the period.

      The yields of the Balanced and Government Securities Funds for the 30 days ended December 31, 2001 were 0.65% and 1.27%, respectively.

      For the seven day period ended December 31, 2001, the Money Market Fund's yield was 1.23% and its effective yield was 1.23%. The Money Market Fund's yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven day calendar period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return, calculated as described above, raising that sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

      EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] -1

      Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and may also be expressed for other periods. These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. A Class's average annual total return figures calculated in accordance with this formula assume that in the case of Class A or Class T, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax returns include applicable sales loads. Actual after-tax returns depend on the investor's individual tax situation. The after-tax return information does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

      Prior to December 31, 1999, the Company offered a single Class of shares of each Fund without a separate designation. This Class was redesignated as Class F shares on December 31, 1999. The following were the average annual total returns of each Fund's Classes of shares for the 1, 5, and 10 year (or Life of Fund) periods ended December 31, 2001, including average annual returns after taxes on distributions, and after taxes on distributions and redemptions:


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
BALANCED FUND
Class A returns      -19.61%         -24.24%         -15.58%      N/A           -12.96%*
before taxes
Class A returns      N/A             -25.09%         -15.95%      N/A           -13.45%*
after taxes on
distributions
Class A returns      N/A             -19.78%          -9.49%      N/A           -10.43%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -20.96%%        -24.05%         -14.66%      N/A           -12.85%*
before taxes
Class B returns      N/A             -24.68%         -14.87%      N/A           -13.21%*
after taxes on
distributions
Class B returns      N/A             -19.52%          -8.93%      N/A           -10.29%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -21.82%         -21.82%         -12.68%      N/A           -11.58%*
before taxes
Class C returns      N/A             -22.37%         -12.88%      N/A           -11.89%*
after taxes on
distributions
Class C returns      N/A             -17.70%          -7.72%      N/A            -9.28%*
after taxes on
distributions
and sale of
fund shares
Class F returns      N/A             N/A              -9.94%        1.00%         7.42%
before taxes a
Class F returns      N/A             N/A             -10.38%       -1.11%         4.73%
after taxes on
distributions


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class F returns      N/A             N/A              -6.06%        0.05%         4.91%
after taxes on
distributions
and sale of
fund shares
Class R returns      -19.24%         -19.24%         -10.09%      N/A           -10.13%*
before taxes
Class R returns      N/A             -20.28%         -10.56%      N/A           -10.72%*
after taxes on
distributions
Class R returns      N/A             -15.87%          -6.15%      N/A            -8.28%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -20.00%         -23.58%         -14.44%      N/A           -12.58%*
before taxes
Class T returns      N/A             -24.32%         -14.76%      N/A           -13.01%*
after taxes on
distributions
Class T returns      N/A             -19.20%          -8.79%      N/A           -10.11%*
after taxes on
distributions
and sale of
fund shares
DISCOVERY FUND
Class A returns      -24.50%         -28.84%         -22.50%      N/A           -15.64%*
before taxes
Class A returns      N/A             -30.41%         -22.56%      N/A           -16.58%*
after taxes on
distributions
Class A returns      N/A             -23.43%         -13.65%      N/A           -12.50%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -25.70%         -28.44%         -21.68%      N/A           -15.41%*
before taxes


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class B returns      N/A             -30.10%         -21.74%      N/A           -16.39%*
after taxes on
distributions
Class B returns      N/A             -23.13%         -13.15%      N/A           -12.32%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -25.65%         -25.65%         -19.23%      N/A           -13.77%*
before taxes
Class C returns      N/A             -27.30%         -19.29%      N/A           -14.74%*
after taxes on
distributions
Class C returns      N/A             -20.90%         -11.66%      N/A           -11.06%*
after taxes on
distributions
and sale of
fund shares
Class F returns      546.15% b       N/A             -17.81%       13.41%        13.39%
before taxes
Class F returns      N/A             N/A             -17.87%       10.61%        10.93%
after taxes on
distributions
Class F returns      N/A             N/A             -10.79%       10.17%        10.38%
after taxes on
distributions
and sale of
fund shares
Class R returns      -24.15%         -24.15%         -17.57%      N/A           -12.91%*
before taxes
Class R returns      N/A             -25.82%         -17.63%      N/A           -13.87%*
after taxes on
distributions
Class R returns      N/A             -19.71%         -10.64%      N/A           -10.39%*
after taxes on
distributions
and sale of
fund shares


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class T returns      -25.18%         -28.56%         -21.96%      N/A           -15.48%*
before taxes
Class T returns      N/A             -30.13%         -22.02%      N/A           -16.41%*
after taxes on
distributions
Class T returns      N/A             -23.20%         -13.32%      N/A           -12.36%*
after taxes on
distributions
and sale of
fund shares
GOVERNMENT
SECURITIES
Class F returns      127.72% c       N/A               6.37%        6.03%         4.96%
before taxes
Class F returns      N/A             N/A               4.44%        4.06%         2.71%
after taxes on
distributions
Class F returns      N/A             N/A               3.86%        3.85%         2.85%
after taxes on
distributions
and sale of
fund shares
GROWTH

Class A returns      -45.40%         -48.55%         -29.23%      N/A           -28.27%*
before taxes
Class A returns      N/A             -51.00%         -29.23%      N/A           -30.00%*
after taxes on
distributions
Class A returns      N/A             -38.77%         -17.80%      N/A           -21.75%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -46.10%         -47.84%         -28.36%      N/A           -27.78%*
before taxes
Class B returns      N/A             -50.43%         -28.36%      N/A           -29.60%*
after taxes on
distributions


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class B returns      N/A             -38.19%         -17.27%      N/A           -21.38%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -46.21%         -46.21%         -26.32%      N/A           -26.66%*
before taxes
Class C returns      N/A             -48.79%         -26.32%      N/A           -28.44%*
after taxes on
distributions
Class C returns      N/A             -36.88%         -16.03%      N/A           -20.55%*
after taxes on
distributions
and sale of
fund shares
Class F returns      N/A             N/A             -24.95%        3.75%         9.95%d
before taxes
Class F returns      N/A             N/A             -24.95%        0.61%         6.88%
after taxes on
distributions
Class F returns      N/A             N/A             -15.19%        2.79%         7.53%
after taxes on
distributions
and sale of
fund shares
Class R returns      -45.22%         -45.22%         -24.88%      N/A           -25.99%*
before taxes
Class R returns      N/A             -47.83%         -24.88%      N/A           -27.77%*
after taxes on
distributions
Class R returns      N/A             -36.11%         -15.15%      N/A           -20.07%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -46.16%         -48.59%         -29.20%      N/A           -28.30%*
before taxes


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class T returns      N/A             -51.05%         -29.20%      N/A           -30.03%*
after taxes on
distributions
Class T returns      N/A             -38.78%         -17.78%      N/A           -21.76%*
after taxes on
distributions
and sale of
fund shares
GROWTH AND
INCOME
Class A returns      -34.14%         -37.89%         -23.33%      N/A           -21.19%*
before taxes
Class A returns      N/A             -38.76%         -23.33%      N/A           -21.75%*
after taxes on
distributions
Class A returns      N/A             -30.15%         -14.20%      N/A           -16.42%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -34.78%         -37.20%         -21.64%      N/A           -20.75%*
before taxes
Class B returns      N/A             -38.13%         -21.65%      N/A           -21.34%*
after taxes on
distributions
Class B returns      N/A             -29.59%         -13.18%      N/A           -16.09%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -35.64%         -35.64%         -20.39%      N/A           -19.77%*
before taxes
Class C returns      N/A             -36.55%         -20.39%      N/A           -20.35%*
after taxes on
distributions


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class C returns      N/A             -28.33%         -12.41%      N/A           -15.34%*
after taxes on
distributions
and sale of
fund shares
Class F returns      N/A             N/A             -17.55%        1.42%         7.06%e
before taxes
Class F returns      N/A             N/A             -17.55%       -1.61%         3.14%
after taxes on
distributions
Class F returns      N/A             N/A             -10.68%        0.35%         4.19%
after taxes on
distributions
and sale of
fund shares
Class R returns      -33.01%         -33.01%         -17.39%      N/A           -18.15%*
before taxes
Class R returns      N/A             -33.96%         -17.40%      N/A           -18.73%*
after taxes on
distributions
Class R returns      N/A             -26.25%         -10.59%      N/A           -14.12%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -34.94%         -37.87%         -22.66%      N/A           -21.18%*
before taxes
Class T returns      N/A             -38.76%         -22.67%      N/A           -21.74%*
after taxes on
distributions
Class T returns      N/A             -30.14%         -13.80%      N/A           -16.41%*
after taxes on
distributions
and sale of
fund shares
INTERNATIONAL
EQUITY
Class A returns      -42.69%         -45.97%         -34.45%      N/A           -26.50%*
before taxes


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class A returns      N/A             -48.00%         -34.45%      N/A           -27.89%*
after taxes on
distributions
Class A returns      N/A             -37.16%         -20.98%      N/A           -20.73%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -43.55%         -45.53%         -33.69%      N/A           -26.20%*
before taxes
Class B returns      N/A             -47.66%         -33.69%      N/A           -27.66%*
after taxes on
distributions
Class B returns      N/A             -36.82%         -20.52%      N/A           -20.51%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -43.60%         -43.60%         -31.60%      N/A           -24.90%*
before taxes
Class C returns      N/A             -45.73%         -31.60%      N/A           -26.33%*
after taxes on
distributions
Class C returns      N/A             -35.27%         -19.24%      N/A           -19.54%*
after taxes on
distributions
and sale of
fund shares
Class F returns       46.67% f       N/A             -30.35%        4.34%         6.59% f
before taxes
Class F returns       31.41%                         -30.35%        2.07%         4.66% f
after taxes on
distributions
Class F returns       34.16%                         -18.48%        3.06%         5.02% f
after taxes on
distributions
and sale of
fund shares


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class R returns      -42.42%         -42.42%         -30.24%      N/A           -24.12%*
before taxes
Class R returns      N/A             -44.57%         -30.24%      N/A           -25.55%*
after taxes on
distributions
Class R returns      N/A             -34.34%         -18.42%      N/A           -18.97%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -43.01%         -45.58%         -33.75%      N/A           -26.23%*
before taxes
Class T returns      N/A             -47.63%         -33.75%      N/A           -27.63%*
after taxes on
distributions*
Class T returns      N/A             -36.85%         -20.56%      N/A           -20.53%*
after taxes on
distributions
and sale of
fund shares*
MID-CAP GROWTH
FUND
Class A returns      -39.84%.        -43.30%         -26.02%      N/A           -24.70%*
before taxes
Class A returns      N/A             -49.15%         -26.02%      N/A           -28.69%*
after taxes on
distributions
Class A returns      N/A             -35.93%         -15.85%      N/A           -19.96%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -40.47%         -42.04%         -24.67%      N/A           -23.87%*
before taxes
Class B returns      N/A             -48.22%         -24.67%      N/A           -28.04%*
after taxes on
distributions


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class B returns      N/A             -34.99%         -15.02%      N/A           -19.37%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -41.00%         -41.00%         -23.00%      N/A           -23.19%*
before taxes
Class C returns      N/A             -47.13%         -23.00%      N/A           -27.29%*
after taxes on
distributions
Class C returns      N/A             -34.11%         -14.01%      N/A           -18.83%*
after taxes on
distributions
and sale of
fund shares
Class F returns      N/A             N/A             -20.41%       -0.23%         5.53%g
before taxes
Class F returns      N/A             N/A             -20.41%       -4.60%         1.29% g
after taxes on
distributions
Class F returns      N/A             N/A             -12.43%       -1.19%         3.04% g
after taxes on
distributions
and sale of
fund shares
Class R returns      -39.19%         -39.19%         -20.73%      N/A           -22.02%*
before taxes
Class R returns      N/A             -45.45%         -20.73%      N/A           -26.14%*
after taxes on
distributions
Class R returns      N/A             -32.77%         -12.62%      N/A           -18.00%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -40.62%         -43.30%         -25.50%      N/A           -24.70%*
before taxes


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class T returns      N/A             -49.16%         -25.50%      N/A           -28.70%*
after taxes on
distributions
Class T returns      N/A             -35.90%         -15.53%      N/A           -19.94%*
after taxes on
distributions
and sale of
fund shares
MONEY MARKET
FUND
   Class F h         N/A             N/A               3.40%        4.55%         4.07%
PASSPORT FUND
Class A returns      -51.95%         -54.71%         -35.68%      N/A           -32.71%*
before taxes
Class A returns      N/A             -56.86%         -35.68%      N/A           -34.32%*
after taxes on
distributions
Class A returns      N/A             -44.51%         -21.73%      N/A           -25.51%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -52.60%         -54.27%         -34.95%      N/A           -32.37%*
before taxes
Class B returns      N/A             -56.53%         -34.95%      N/A           -34.07%*
after taxes on
distributions
Class B returns      N/A             -44.18%         -21.29%      N/A           -25.29%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -52.70%         -52.70%         -32.97%      N/A           -31.22%*
before taxes
Class C returns      N/A             -54.96%         -32.97%      N/A           -32.89%*
after taxes on
distributions


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class C returns      N/A             -42.92%         -20.08%      N/A           -24.45%*
after taxes on
distributions
and sale of
fund shares
Class F returns       45.08%         N/A             -31.76%        0.59%         4.70% i
before taxes i
Class F returns       29.08%         N/A             -31.76%       -1.63%         3.21% i
after taxes on
distributions
Class F returns       35.40%         N/A             -19.34%        0.43%         3.82% i
after taxes on
distributions
and sale of
fund shares
Class R returns      -52.56%         -52.56%         -32.77%      N/A           -31.12%*
before taxes
Class R returns      N/A             -54.81%         -32.77%      N/A           -32.77%*
after taxes on
distributions
Class R returns      N/A             -42.80%         -19.96%      N/A           -24.37%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -52.83%         -54.95%         -35.85%      N/A           -32.88%*
before taxes
Class T returns      N/A             -57.09%         -35.85%      N/A           -34.50%*
after taxes on
distributions
Class T returns      N/A             -44.67%         -21.84%      N/A           -25.62%*
after taxes on
distributions
and sale of
fund shares
WORLDWIDE
GROWTH FUND
Class A returns      -41.98%         -45.33%         -30.05%      N/A           -26.06%*
before taxes


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class A returns      N/A             -48.52%         -30.05%      N/A           -28.25%*
after taxes on
distributions
Class A returns      N/A             -36.77%         -18.30%      N/A           -20.48%*
after taxes on
distributions
and sale of
fund shares
Class B returns      -42.79%         -44.62%         -28.97%      N/A           -25.58%*
before taxes
Class B returns      N/A             -47.99%         -28.97%      N/A           -27.88%*
after taxes on
distributions
Class B returns      N/A             -36.22%         -17.64%      N/A           -20.14%*
after taxes on
distributions
and sale of
fund shares
Class C returns      -43.66%         -43.66%         -27.85%      N/A           -24.94%*
before taxes
Class C returns      N/A             -46.99%         -27.85%      N/A           -27.19%*
after taxes on
distributions
Class C returns      N/A             -35.42%         -16.96%      N/A           -19.64%*
after taxes on
distributions
and sale of
fund shares
Class F returns      167.38% j       N/A             -25.30%        0.95%         6.40% j
before taxes
Class F returns      N/A             N/A             -25.30%       -2.16%         4.34% j
after taxes on
distributions
Class F returns      N/A             N/A             -15.41%        0.74%         5.16% j
after taxes on
distributions
and sale of
fund shares


                                                                              Average
                                                                              Annual
                                                                              Total
                                                                              Return
                                                   Average                    for 10
                                                   Annual                     Years or
                                     Aggregate     Total         Average      Life of
                    Aggregate      Total Return    Return         Annual      Fund if
                   Total Return        Since       for One         Total      less than
                       Since         Inception     Year         Return for    10 years
                     Inception       Based on      (with          5 Years     (with
                   Based on Net       Maximum      deduction       (with      deduction
                    Asset Value      Offering      of            deduction    of
                     (without       Price (with    maximum      of maximum    maximum
                   deduction of    deduction of    sales        sales load    sales
                      maximum         maximum      load or       or CDSC,     load or
                    sales load      sales load     CDSC, if         if        CDSC, if
      Fund           or CDSC)        or CDSC)      applicable)  applicable)   applicable)
-----------------  --------------  --------------  -----------  ------------  -----------
Class R returns      -41.47%         -41.47%         -25.02%      N/A           -23.49%*
before taxes
Class R returns      N/A             -44.89%         -25.02%      N/A           -25.77%*
after taxes on
distributions
Class R returns      N/A             -33.74%         -15.23%      N/A           -18.60%*
after taxes on
distributions
and sale of
fund shares
Class T returns      -43.13%         -45.70%         -30.08%      N/A           -26.31%*
before taxes
Class T returns      N/A             -48.89%         -30.08%      N/A           -28.51%*
after taxes on
distributions
Class T returns      N/A             -37.04%         -18.32%      N/A           -20.65%*
after taxes on
distributions
and sale of
fund shares

* Inception date 12/31/99.
a) Inception date 2/19/63; b) Inception date 12/31/89; c) Inception date 3/1/88;
d) Inception date 1/5/62;  e) Inception date 7/5/38; f) Inception date 12/29/95;
g) Inception date 9/8/61; h) Inception date 6/23/81; i) Inception date 11/16/93;
j) Inception date 12/31/89

      Performance information for a Fund may be compared in reports and promotional literature to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by independent research firms that rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons, that rank mutual funds on overall performance or other criteria, such as Lipper Analytical Services, Money, Morningstar, Kiplinger's Personal Finance, CDA Weisenberger, Financial World, Wall Street Journal, U.S. News, Barron's, USA Today, Business Week, Investor's Business Daily, Fortune, Mutual Funds Magazine and Forbes; and (iii) the Consumer Price Index (a measure for inflation), to assess the real rate of return from an investment in the Funds. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Other unmanaged indices that may be used by the Funds in providing comparison data of performance and shareholder service include Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, Financial Times - Stock Exchange, New York Stock Exchange, the Nikkei Stock Average, and the Deutscher Aktienindex.

      Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      In conjunction with performance reports, comparative data between the Funds' performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

      Rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources of Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Fabian Investor Resource
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Individual Investor
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily

      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis Louis Rukeyser's Mutual Funds
      Money
      Morningstar
      Mutual Fund Forecaster
      Mutual Funds Magazine
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Weisenberger Investment Companies Service
      Working Woman
      Worth

      From time to time, advertising materials for the Funds may include biographical information relating to their portfolio managers and may refer to, or include commentary by, the portfolio managers relating to investment strategy, asset growth, current or past business, political, economic, or financial conditions and other matters of general interest to investors. Materials also may discuss or portray the principles of dollar-cost-averaging.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

CODE OF ETHICS

      The Company, Founders and DSC each have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes permit the personnel subject to the respective codes to invest in securities, including securities that may be purchased or held by the Funds. The provisions of the respective codes are summarized below.

MELLON SECURITIES TRADING POLICY.

      Mellon Financial Corporation ("MFC"), the ultimate parent company of Founders and DSC, has a comprehensive policy concerning personal securities trading to which each of Founders' and DSC's employees is subject. The procedures established by this policy are intended to detect and prevent conflicts of interest and activities prohibited by the federal securities laws. Founders, DSC, their related persons and their other employees may, under certain circumstances and consistent with the requirements of this policy, purchase or sell securities for themselves that Founders also recommends to clients.

      Founders and DSC, as indirect subsidiaries of MFC, are parts of a diversified financial services organization. While certain requirements of the policy are generally applicable to all MFC employees, because responsibilities vary among business areas, the policy imposes different requirements and limitations on employees based on the nature of their business activities. However, the purposes underlying these procedures are the same: preventing an employee from placing his or her interests above those of any client and avoiding even the appearance of impropriety. Portfolio managers and analysts are subject to the most extensive procedures under this policy. The provisions of the policy apply to transactions in an employee's name, as well as to transactions in all other accounts in which the employee has a beneficial interest or which the employee may influence or control. Since Founders serves as investment adviser to the Funds, the principal elements of the policy applicable to Founders' personnel are summarized below. Employees of DSC generally do not have access to information concerning Founders' trading activities for its clients.

      Founders' officers, Board of Managers members and employees who, in the normal course of their job responsibilities, receive material nonpublic information concerning Founders' trading in securities for the accounts of others (collectively, "investment employees"), as well as portfolio managers and analysts, are generally required to obtain prior written authorization for all personal securities transactions from designated pre-clearance officers. Such approval expires by the close of business on the next day. Prior approval is not required for transactions in shares in U.S. government securities, shares of open end investment companies, non-affiliated closed end investment companies, municipal bonds, index securities, and certain other securities which are not deemed to present any potential conflict of interest. Additionally, prior authorization is not required for securities transactions over which an employee has no direct or indirect control over the investment decision making process.

      Pre-clearance officers consult a "restricted list" to determine whether or not to grant trading authorization. In general, employees will not be given clearance to trade in any security that is on the restricted list or for which there is a pending buy or sell order. This provision does not apply to certain de minimis transactions, as defined in the policy.

      Certain types of trading strategies are discouraged under the policy. For example, portfolio managers, analysts and investment employees are prohibited from engaging in short-term trading, which is defined under the policy as any purchasing and selling, or selling and purchasing, of the same or equivalent securities within a sixty (60) calendar day period. Profits derived from short-term trading must be surrendered. Furthermore, portfolio managers generally are prohibited from buying or selling a security within seven calendar days before or after any of their managed accounts trade in the security. All employees are prohibited from investing in initial public offerings without prior approval, which is granted in only very limited circumstances.

      Portfolio managers, analysts and investment employees are required to report their personal holdings of non-exempt securities, and to have duplicate copies of confirmations and statements for their brokerage accounts sent to Founders' compliance department. Transactions which are not completed through brokerage accounts, such as inheritances, must be reported within 10 days.

      Founders, in conjunction with MFC, also has established an Investment Ethics Committee having authority and oversight responsibility with respect to personal securities trading by investment decision making personnel (generally, portfolio managers and analysts) designated by the Investment Ethics Committee as Access Decision Makers ("ADMs"). The Investment Ethics Committee has established practices that apply to ADMs, in addition to the standards set by the securities trading policy. These practices: (I) prohibit Founders' ADMs from acquiring in a private placement any security of an issuer in which any of Founders' managed funds or accounts is authorized to invest; (ii) prohibit certain designated ADMs from voluntarily acquiring securities of an issuer with a common equity capitalization of $100 million or less without prior written approval from the Investment Ethics Committee; (iii) require ADMs to report on a quarterly basis (a) personal holdings and transactions in securities that were also recommended for a transaction or held in a portfolio managed by the ADM during the quarter; (b) private placement holdings; (c) personal holdings in securities of an issuer with common equity market capitalization of $250 million or less; and (d) securities held outside of brokerage accounts. Subject to certain exceptions, ADMs are also required to disclose contemporaneously their personal interest in certain securities prior to making or acting upon portfolio recommendations in the same or equivalent securities.

COMPANY CODE OF ETHICS.

      The Company has adopted a Code of Ethics applicable principally to the independent Directors of the Company.1 The Company's Code is intended to prevent independent Directors from engaging in any personal securities transactions or other activities which might conflict with or adversely affect the interests of the Company and Fund shareholders. An Independent Director may not purchase or sell any security which he or she knows is then being purchased or sold, or

--------
1 While the Company's Code also applies to the employees of Founders who are Company officers, it provides that if a Founders employee complies with the provisions of the Mellon securities trading policy, he or she also will be in compliance with the Company's Code. Therefore, the requirements of the Company's Code applicable to Founders employees are not discussed here.

being considered for purchase and sale, by any Fund. An Independent Director must report a personal securities transaction if, at the time of the transaction, the Director knew or should have known that during the 15 days preceding the transaction, such security was purchased or sold, or considered for purchase or sale, by any Fund.

INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, 80202, acts as independent accountants for the Company. The independent accountants are responsible for auditing the financial statements of each Fund and meeting with the Audit Committee and Investment integrity Committee of the Board of Directors.

REGISTRATION STATEMENT

      A Registration Statement (Form N-1A) under the 1933 Act has been filed with the Securities and Exchange Commission, Washington, D.C., with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the Company or such securities, reference should be made to the Registration Statement and the exhibits filed as a part thereof.

APPENDIX

RATINGS OF CORPORATE BONDS

      The following are nationally recognized statistical rating organizations ("NRSROs"): Fitch IBCA, Duff & Phelps ("Fitch"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), and Thompson Bankwatch, Inc. ("TBW").

      Guidelines for Moody's and S&P ratings are described below. For Fitch, ratings correspond exactly to S&P's format from AAA through D. For both TBW, ratings correspond exactly to S&P's format in all ratings categories. Because the Funds cannot purchase securities rated below B, ratings from Fitch and TBW can be compared directly to the S&P ratings scale to determine the suitability of a particular investment for a given Fund. For corporate bonds, a security must be rated in the appropriate category by one or more of these agencies to be considered a suitable investment.

      The four highest ratings of Moody's and S&P for corporate bonds are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B --  Bonds  that  are  rated  B  generally  lack  characteristics  of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S. The characteristics of these debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, and economic conditions will likely impair capacity or willingness to pay interest and repay principal.

RATINGS OF COMMERCIAL PAPER

      The same nationally recognized statistical rating organizations (NRSROs) are used for commercial paper as for corporate bonds: Fitch, Moody's, S&P, and TBW. The ratings that would constitute the highest short-term rating category are F-1 (Fitch), P-1 (Moody's), A-1 or A-1+ (S&P), and TBW-1 (TBW).

      Description of Moody's commercial paper ratings. Among the factors considered by Moody's in assigning commercial paper ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

      Description of S&P's commercial paper ratings. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

      A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

RATINGS OF PREFERRED STOCK

MOODY'S. The characteristics of these securities rated by Moody's are generally as follows:

      "aaa" -- An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      "aa" -- An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

      "a" -- An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      "baa" -- An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      "ba" -- An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      "b" -- An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

      NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S. The characteristics of these securities rated by S&P are generally as follows:

      AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      BB, B -- Preferred stocks rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      PLUS (+) OR MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

ITEM 23.    EXHIBITS

      (a) (1) Articles of Incorporation of Founders Funds, Inc., dated June 19, 1987.1

          (2) Articles Supplementary to the Articles of Incorporation, filed November 25, 1987.1

          (3) Articles Supplementary to the Articles of Incorporation, filed February 25, 1988.1

          (4) Articles Supplementary to the Articles of Incorporation, filed December 12, 1989.1

          (5) Articles Supplementary to the Articles of Incorporation, filed May 3, 1990.1

          (6) Articles Supplementary to the Articles of Incorporation, filed September 22, 1993.1

          (7) Articles Supplementary to the Articles of Incorporation, filed December 27, 1995.1

          (8) Articles Supplementary to the Articles of Incorporation, filed May 20,1996.2

          (9) Articles Supplementary to the Articles of Incorporation, filed October 21, 1996.2

          (10) Articles Supplementary to the Articles of Incorporation, filed April 9, 1997.3

          (11) Articles of Amendment to Articles of Incorporation, filed April 22, 1999.5

          (12) Articles Supplementary to Articles of Incorporation, filed October 25, 1999.6

          (13) Articles Supplementary to Articles of Incorporation, filed December 29, 1999.6

          (14) Articles of Amendment to Articles of Incorporation, filed December 29, 1999.6

      (b) By-Laws of Dreyfus Founders Funds, Inc., as amended November 18, 1997.4

      (c) Provisions defining the rights of holders of securities are contained in Article Fifth of the Registrant's Articles of Incorporation, as amended, the Articles Supplementary to Articles of Incorporation filed October 25, 1999, and Articles II, IV, VI and IX of the Registrant's Bylaws.

      (d) (1) Investment Advisory Agreement between Dreyfus Founders Funds, Inc. and Founders Asset Management LLC, dated April 1, 1998.4

          (2) Amended and Restated Appendix 1 to Dreyfus Founders Funds, Inc. Investment Advisory Agreement, dated December 31, 1999.7

      (e) (1) Underwriting Agreement between Dreyfus Founders Funds, Inc. and Dreyfus Service Corporation, dated March 22, 2000.8

          (2) Form of Distribution and Shareholder Support Agreement for Dreyfus Founders Funds, Inc. - Class F Shares.8

          (3)     Form of Broker-Dealer Agreement for Dreyfus Founders
                  Funds, Inc.8

          (4) Form of Bank Affiliated Broker-Dealer Agreement for Dreyfus Founders Funds, Inc.8

          (5)     Form of Bank Agreement for Dreyfus Founders Funds, Inc.8

      (f)         Not applicable.

      (g) (1) Custody Agreement between Investors Fiduciary Trust Company ("IFTC") and Dreyfus Founders Funds, Inc., dated January 3, 1994 (assigned by IFTC to State Street Bank and Trust Company effective April 1, 2000).2


          (2)     Fee Schedule effective August 1, 2001.9

          (3)     Amendment to Custody Agreement, dated June 1, 2001.9


      (h) (1) Second Amended and Restated Shareholder Services Agreement between Dreyfus Founders Funds, Inc. and Founders Asset Management LLC, dated March 9, 2001.9

          (2) Amended and Restated Fund Accounting and Administrative Services Agreement between Dreyfus Founders Funds, Inc. and Founders Asset Management LLC, dated December 31,1999.7

          (3)     Shareholder Services Plan, dated December 31, 1999.5

      (i)         Opinion and consent of Moye, Giles, O'Keefe,
                  Vermeire & Gorrell. 5

      (j)         Consent of Independent Accountants.

      (k)         Not applicable.

      (l) Investment letters from MBC Investment Corporation, dated December 30, 1999.7

      (m) (1) Amended and Restated Dreyfus Founders Funds, Inc. Rule 12b-1 Distribution Plan (For Class F Shares Only), dated December 31, 1999.5

          (2) Dreyfus Founders Funds, Inc. Distribution Plan for Classes B, C and T, dated December 31, 1999.5


      (n)         Dreyfus Founders Funds, Inc. Rule 18f-3 Plan, as amended
                  March 8, 2002.


      (p) (1) Code of Ethics for Dreyfus Founders Funds, Inc., effective September 1, 2000.8

          (2)     Mellon Financial Corporation Securities Trading Policy.8

          (3) Mellon Financial Corporation Securities Trading Policy - Access Decision Maker Edition.8

--------------
   1 Filed previously on EDGAR with Post-Effective Amendment No. 60 to the Registration Statement on April 29, 1996 and incorporated herein by reference.

   2 Filed previously on EDGAR with Post-Effective Amendment No. 62 to the Registration Statement on February 24, 1997 and incorporated herein by reference.

   3 Filed previously on EDGAR with Post-Effective Amendment No. 63 to the Registration Statement on February 27, 1998 and incorporated herein by reference.

   4 Filed previously on EDGAR with Post-Effective Amendment No. 64 to the Registration Statement on February 22, 1999 and incorporated herein by reference.

   5 Filed previously on EDGAR with Post-Effective Amendment No. 65 to the Registration Statement on October 7, 1999 and incorporated herein by reference.

   6 Filed previously on EDGAR with Post-Effective Amendment No. 66 to the Registration Statement on December 29, 1999 and incorporated herein by reference.

   7 Filed previously on EDGAR with Post-Effective Amendment No. 67 to the Registration Statement on February 29, 2000 and incorporated herein by reference.

   8 Filed previously on EDGAR with Post-Effective Amendment No. 68 to the Registration Statement on February 28, 2001 and incorporated herein by reference.


   9 Filed previously on EDGAR with Post-Effective Amendment No. 69 to the Registration Statement on March 1, 2002 and incorporated herein by reference.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
--------    -----------------------------------------------------------------

      Registrant knows of no person or group of persons directly or indirectly controlled by or under common control with the Registrant within the meaning of this item.

ITEM 25.    INDEMNIFICATION

      Indemnification provisions for officers, directors, employees, and agents of the Registrant are set forth in Article XII of the Bylaws of the Registrant, which Bylaws were filed on EDGAR as Exhibit 2 to the Registrant's Post-Effective Amendment No. 64. Section 12.01 of Article XII of the Bylaws provides that the Registrant shall indemnify each person who is or was a director, officer, employee or agent of the Registrant against expenses, judgments, fines and amounts paid in settlement to the full extent permitted by Section 2-418 of the General Corporation Law of Maryland or any other applicable law. However, notwithstanding any provisions in Article XII to the contrary, no officer, director, employee, and/or agent of the Registrant shall be indemnified by the Registrant in violation of sections 17(h) and (i) of the Investment Company Act of 1940, as amended.

      Pursuant to the Underwriting Agreement between the Registrant and Dreyfus Service Corporation ("DSC"), with certain exceptions, the Registrant has agreed to indemnify DSC against any liabilities and expenses arising out of any omissions of material facts or untrue statements made by the Registrant in its prospectus or registration statement.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------    ---------------------------------------------------------

      The management board and officers of Founders Asset Management LLC ("Founders"), investment adviser to the Registrant, include the following persons who hold positions with the Founders affiliates set forth below:


        NAME                OTHER BUSINESSES         POSITION HELD         DATES
---------------------  ---------------------------  -----------------  ---------------
ROBERT T. AMMANN       The Dreyfus Corporation5     Portfolio Manager  12/99 - Present

STEPHEN E. CANTER      Mellon Financial             Vice Chairman      06/01 - Present
CHAIRMAN               Corporation4

                       Dreyfus Investment           Chairman of the    01/97 - Present
                       Advisors, Inc.5              Board
                                                    Director           05/95 - Present
                                                    President          05/95 - Present

                       Newton Management Limited    Director           02/99 - Present
                       London, England

                       Mellon Bond Associates,      Executive          01/99 - Present
                       LLP4                         Committee Member

                       Mellon Equity Associates,    Executive          01/99 - Present
                       LLP4                         Committee Member

                       Franklin Portfolio           Director           02/99 - Present
                       Associates, LLC1

                       Franklin Portfolio           Director           02/99 - Present
                       Holdings, Inc.1

                       The Boston Company Asset     Director           02/99 - Present
                       Management, LLC1

                       TBCAM Holdings, Inc.1        Director           02/99 - Present

                       Mellon Capital Management    Director           01/99 - Present
                       Corporation3

                       The Dreyfus Trust Company    Director           06/95 - Present
                                                    Chairman           01/99 - Present
                                                    President          01/99 - Present
                                                    Chief Executive    01/99 - Present
                                                    Officer            01/99 - Present

                       The Dreyfus Corporation5     Chairman of the    06/01 - Present
                                                    Board
                                                    Chief Executive    06/01 - Present
                                                    Officer
                                                    Chief Operating    01/99 - Present
                                                    Officer
                                                    Director           01/99 - Present
                                                    Chief
                                                    Investment
                                                    Officer            05/95 - 06/01
                                                    President          05/95 - 09/01
                                                    Vice Chairman      05/95 - 01/99


        NAME                OTHER BUSINESSES         POSITION HELD         DATES
---------------------  ---------------------------  -----------------  ---------------
GREGORY P. CONTILLO    Mellon Bank, N.A.4           Institutional      09/99 - Present

THOMAS F. EGGERS       Dreyfus Service              Chief Executive    03/00 - Present
                       Corporation5                 Officer
                                                    Chairman           03/00 - Present
                                                    Executive Vice
                                                    President          04/96 - 03/00
                                                    Director           09/96 - Present

                       Dreyfus Investment           Director           01/00 - Present
                       Advisors, Inc.

                       Dreyfus Service              Director           03/99 - Present
                       Organization, Inc.5

                       Dreyfus Insurance Agency     Director           03/99 - Present
                       of Massachusetts, Inc.6

                       Dreyfus Brokerage            Director           11/97 - 06/98
                       Services, Inc.
                       6500 Wilshire Blvd, 8th
                       Floor
                       Los Angeles, CA  90048

                       The Dreyfus Corporation5     President          09/01 - Present
                                                    Director           01/99 - Present
                                                    Vice Chairman -    01/99 - 09/01
                                                    Institutional

                       Boston Safe Advisers,        Chairman of the    10/01 - Present
                       Inc.1                        Board
                                                    Chief Executive    10/01 - Present
                                                    Officer

JOHN B. JARES          Delaware Investments         Vice President     05/00 - 11/01
                       Philadelphia, PA             and Portfolio
                                                    Manager

MICHAEL G. MILLARD     Dreyfus Service              Director           08/00 - Present
                       Corporation5                 Executive Vice     08/00 - Present
                                                    President
                                                    Senior Vice        03/00 - 08/00
                                                    President
                                                    Executive Vice     05/98 - 03/00
                                                    President -
                                                    Dreyfus
                                                    Investment
                                                    Division

                       The Dreyfus Corporation5     Vice Chairman      07/01 - Present
                                                    Director           09/01 - Present

                       Boston Safe Advisers,        Director           10/01 - Present
                       Inc.1

WILLIAM L. REITH       The Dreyfus Corporation5     Trader             01/00 - Present

RICHARD W. SABO        The Dreyfus Corporation5     Director           12/98 - Present

RICHARD A. SAMPSON     Guest Supply, Inc.           Vice President     02/99 - 06/00
                       Monmouth Junction, NJ

KEVIN S. SONNETT       The Dreyfus Corporation5     Portfolio Manager  12/99 - Present

TRACY P. STOUFFER      Mellon Bank, N.A.4           Portfolio Manager  09/99 - Present

LISABETH G.            The Dreyfus Corporation5     Trader             02/99 - Present
WARSHAFSKY

      ---------------------------
      The address of the businesses so indicated are:
      1 One Boston Place, Boston, Massachusetts  02108
      2 One Bush Street, Suite 450, San Francisco, California  94104
      3 595 Market Street, Suite 3000, San Francisco, California 94105 4 One Mellon Bank Center, Pittsburgh, Pennsylvania 15258
      5 200 Park Avenue, New York, New York  10166
      6 144 Glenn Curtiss Boulevard, Uniondale, New York  11556-0144
      7 53 State Street, Boston, Massachusetts  02109
      8 2930 East Third Avenue, Denver, Colorado  80206

      Additional information concerning Founders and its officers can be found under "Fund Summaries" or "Management" in the Prospectuses and under "Directors and Officers - Officers" and "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" in the Statement of Additional Information.

ITEM 27.    PRINCIPAL UNDERWRITERS

      (a)   Other  investment   companies  for  which   Registrant's   principal
            underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.    Dreyfus A Bonds Plus, Inc.
2.    Dreyfus Appreciation Fund, Inc.
3.    Dreyfus Balanced Fund, Inc.
4.    Dreyfus BASIC GNMA Fund
5.    Dreyfus BASIC Money Market Fund, Inc.
6.    Dreyfus BASIC Municipal Fund, Inc.
7.    Dreyfus BASIC U.S. Government Money Market Fund
8.    Dreyfus California Intermediate Municipal Bond Fund
9.    Dreyfus California Tax Exempt Bond Fund, Inc.
10.   Dreyfus California Tax Exempt Money Market Fund
11.   Dreyfus Cash Management
12.   Dreyfus Cash Management Plus, Inc.
13.   Dreyfus Connecticut Intermediate Municipal Bond Fund
14.   Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.   Dreyfus Florida Intermediate Municipal Bond Fund
16.   Dreyfus Florida Municipal Money Market Fund
17.   The Dreyfus Fund Incorporated
18.   Dreyfus Global Bond Fund, Inc.
19.   Dreyfus Global Growth Fund
20.   Dreyfus GNMA Fund, Inc.
21.   Dreyfus Government Cash Management Funds
22.   Dreyfus Growth and Income Fund, Inc.
23.   Dreyfus Growth and Value Funds, Inc.
24.   Dreyfus Growth Opportunity Fund, Inc.

25.   Dreyfus Premier Fixed Income Funds
26.   Dreyfus Index Funds, Inc.
27.   Dreyfus Institutional Money Market Fund
28.   Dreyfus Institutional Preferred Money Market Fund
29.   Dreyfus Institutional Short Term Treasury Fund
30.   Dreyfus Insured Municipal Bond Fund, Inc.
31.   Dreyfus Intermediate Municipal Bond Fund, Inc.
32.   Dreyfus International Funds, Inc.
33.   Dreyfus Investment Grade Bond Funds, Inc.
34.   Dreyfus Investment Portfolios
35.   The Dreyfus/Laurel Funds, Inc.
36.   The Dreyfus/Laurel Funds Trust
37.   The Dreyfus/Laurel Tax-Free Municipal Funds
38.   Dreyfus LifeTime Portfolios, Inc.
39.   Dreyfus Liquid Assets, Inc.
40.   Dreyfus Massachusetts Intermediate Municipal Bond Fund
41.   Dreyfus Massachusetts Municipal Money Market Fund
42.   Dreyfus Massachusetts Tax Exempt Bond Fund
43.   Dreyfus MidCap Index Fund
44.   Dreyfus Money Market Instruments, Inc.
45.   Dreyfus Municipal Bond Fund, Inc.
46.   Dreyfus Municipal Cash Management Plus
47.   Dreyfus Municipal Money Market Fund, Inc.
48.   Dreyfus New Jersey Intermediate Municipal Bond Fund
49.   Dreyfus New Jersey Municipal Bond Fund, Inc.
50.   Dreyfus New Jersey Municipal Money Market Fund, Inc.
51.   Dreyfus New Leaders Fund, Inc.
52.   Dreyfus New York Municipal Cash Management
53.   Dreyfus New York Tax Exempt Bond Fund, Inc.
54.   Dreyfus New York Tax Exempt Intermediate Bond Fund
55.   Dreyfus New York Tax Exempt Money Market Fund
56.   Dreyfus U.S. Treasury Intermediate Term Fund
57.   Dreyfus U.S. Treasury Long Term Fund
58.   Dreyfus 100% U.S. Treasury Money Market Fund
59.   Dreyfus Pennsylvania Intermediate Municipal Bond Fund
60.   Dreyfus Pennsylvania Municipal Money Market Fund
61.   Dreyfus Premier California Municipal Bond Fund
62.   Dreyfus Premier Equity Funds, Inc.
63.   Dreyfus Premier International Funds, Inc.
64.   Dreyfus Premier GNMA Fund
65.   Dreyfus Premier Opportunity Funds
66.   Dreyfus Premier Worldwide Growth Fund, Inc.
67.   Dreyfus Premier Municipal Bond Fund
68.   Dreyfus Premier New York Municipal Bond Fund
69.   Dreyfus Premier State Municipal Bond Fund
70.   Dreyfus Premier Value Equity Funds

71.   Dreyfus Short-Intermediate Government Fund
72.   Dreyfus Short-Intermediate Municipal Bond Fund
73.   The Dreyfus Socially Responsible Growth Fund, Inc.
74.   Dreyfus Stock Index Fund, Inc.
75.   Dreyfus Tax Exempt Cash Management
76.   The Dreyfus Premier Third Century Fund, Inc.
77.   Dreyfus Treasury Cash Management
78.   Dreyfus Treasury Prime Cash Management
79.   Dreyfus Variable Investment Fund
80.   Dreyfus Worldwide Dollar Money Market Fund, Inc.
81.   General California Municipal Bond Fund, Inc.
82.   General California Municipal Money Market Fund
83.   General Government Securities Money Market Funds, Inc.
84.   General Money Market Fund, Inc.
85.   General Municipal Bond Fund, Inc.
86.   General Municipal Money Market Funds, Inc.
87.   General New York Municipal Bond Fund, Inc.
88.   General New York Municipal Money Market Fund
89.   MPAM Funds Trust

      (b)   The directors and officers of the Distributor are as follows:


                                                        POSITIONS
                                                       AND OFFICES
   NAME AND PRINCIPAL        POSITIONS AND OFFICES      WITH THE
    BUSINESS ADDRESS         WITH THE DISTRIBUTOR      REGISTRANT
 ------------------------   ------------------------  --------------
 Thomas F. Eggers *         Chief Executive           None
                              Officer and Chairman
                            of the Board
 J. David Officer *         President and Director    None
 Stephen Burke *            Executive Vice            None
                             President and Director
 Charles Cardona *          Executive Vice            None
                             President and Director
 Anthony DeVivio **         Executive Vice            None
                             President and Director
 Jude C. Metcalfe **        Executive Vice            None
                            President
 Michael Millard **         Executive Vice            None
                             President and Director
 David K. Mossman **        Executive Vice            None
                            President
 Jeffrey N. Nachman ***     Executive Vice            None
                               President and Chief
                               Operations Officer
 William H. Maresca *       Chief Financial           None
                              Officer and Director
 James Book ****            Senior Vice President     None
 Ken Bradle **              Senior Vice President     None
 Stephen R. Byers *         Senior Vice President     None

                                                        POSITIONS
                                                       AND OFFICES
   NAME AND PRINCIPAL        POSITIONS AND OFFICES      WITH THE
    BUSINESS ADDRESS         WITH THE DISTRIBUTOR      REGISTRANT
 ------------------------   ------------------------  --------------
 Joseph Connolly *          Senior Vice President     None
 Joseph Ecks +              Senior Vice President     None
 William Glenn *            Senior Vice President     None
 Lawrence S. Kash *         Senior Vice President     None
 Bradley Skapyak *          Senior Vice President     None
 Jane Knight *              Chief Legal Officer       None
                            and Secretary
 Stephen Storen *           Chief Compliance          None
                            Officer
 Jeffrey Cannizzaro *       Vice President -          None
                            Compliance
 John Geli **               Vice President            None
 Maria Georgopoulos *       Vice President -          None
                              Facilities Management
 William Germenis **        Vice President -          None
                            Compliance
 Janice Hayles *            Vice President            None
 Hal Marshall *             Vice President -          None
                            Compliance
 Paul Molloy *              Vice President            None
 B.J. Ralston **            Vice President            None
 Theodore A. Schachar *     Vice President - Tax      None
 James Windels *            Vice President            None
 James Bitetto *            Assistant Secretary       None
 Ronald Jamison *           Assistant Secretary       None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal  business  address is 401 North Maple Avenue,  Beverly Hills,  CA
     90210.
**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258
+    Principal business address is One Boston Place, Boston, MA 02108

      (c)   Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

      Principal executive office of the Registrant, Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206 (David L. Ray), except records described in Rule 31a-1(b)(2)(iv) under the Investment Company Act of 1940, which are in the possession of Investors Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 with respect to Class F shares, and of Dreyfus Transfer, Inc., P.O. Box 9671, Providence, Rhode Island 02940-9671 with respect to shares of all other classes.

ITEM 29.    MANAGEMENT SERVICES

      Not applicable.

ITEM 30.    UNDERTAKINGS

      The Registrant hereby undertakes that the board of directors will call such meetings of shareholders for action by shareholder vote, including acting on the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as may be requested in writing by the holders of at least 10% of the outstanding shares of the Registrant or any of its portfolios, or as may be required by applicable law or the Fund's Articles of Incorporation.

      The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement (File No. 2-17531) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, State of Colorado, on the 25th day of April, 2002.

                                    DREYFUS FOUNDERS FUNDS, INC.
ATTEST:
                                    By:   /S/ RICHARD W. SABO
                                          ------------------------------------
/S/ KENNETH R. CHRISTOFFERSEN             Richard W. Sabo, President
------------------------------------
Kenneth R. Christoffersen, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                    TITLE                   DATE
----------                    -----                   ----

/S/ RICHARD W. SABO           President               April 25, 2002
------------------------      (Principal Executive
Richard W. Sabo               Officer)

/S/ FRANCIS P. GAFFNEY        Treasurer               April 25, 2002
------------------------      (Principal Financial and
Francis P. Gaffney            Accounting Officer)

/S/ EUGENE H. VAUGHAN, JR.*   Chairman                April 25, 2002
---------------------------
Eugene H. Vaughan, Jr.

/S/ ALAN S. DANSON      *     Director                April 25, 2002
-------------------------
Alan S. Danson

/S/ JOAN D. MANLEY      *     Director                April 25, 2002
-------------------------
Joan D. Manley

/S/ ROBERT P. MASTROVITA*     Director                April 25, 2002
-------------------------
Robert P. Mastrovita

/S/ TRYGVE E. MYHREN    *     Director                April 25, 2002
-------------------------
Trygve E. Myhren

/S/ GEORGE W. PHILLIPS  *     Director                April 25, 2002
-------------------------
George W. Phillips

/S/ JAY A. PRECOURT     *     Director                April 25, 2002
-------------------------
Jay A. Precourt

/S/ KENNETH R. CHRISTOFFERSEN                         April 25, 2002
-----------------------------
By Kenneth R. Christoffersen
Attorney-in-Fact

*Original Powers of Attorney authorizing Kenneth R. Christoffersen, David L. Ray, Richard W. Sabo, and Edward F. O'Keefe and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant were filed on February 22, 1999 with Post-Effective Amendment No. 64.

                                  EXHIBIT INDEX

EXHIBIT     DESCRIPTION

   j        Consent of Independent Accountants, dated April 23, 2002

   n        Dreyfus Founders Funds, Inc. Rule 18f-3 Plan, as amended March 8,
            2002